As filed with the Securities and Exchange Commission on April 30, 2004

                                                              File No. 333-81458
                                                                       811-09065
================================================================================
                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                             ----------------------

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      |X|
       Pre-Effective Amendment No.                                           [ ]
       Post-Effective Amendment No.  5                                       |X|
                                    ---

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              |X|
       Amendment No.  3                                                      |X|
                     ---
                        (Check appropriate box or boxes.)

                             ----------------------

                     PHLVIC Variable Universal Life Account

                           (Exact Name of Registrant)

                             ----------------------

                         PHL Variable Insurance Company

                               (Name of Depositor)

                             ----------------------

               One American Row, Hartford, Connecticut 06102-5056
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (800) 447-4312
               (Depositor's Telephone Number, including Area Code)

                             ----------------------

                              John R. Flores, Esq.
                         Phoenix Life Insurance Company
                                One American Row
                             Hartford, CT 06102-5056
                     (Name and Address of Agent for Service)

                             ----------------------

     It is proposed that this filing will become effective (check appropriate box)
     [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
     |X| on May 1, 2004 pursuant to paragraph (b) of Rule 485
     [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     [ ] on pursuant to paragraph (a)(1) of Rule 485

     If appropriate, check the following box:
     [ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                             ----------------------

--------------------------------------------------------------------------------

                                     PART A

                            THE PHOENIX EDGE(R) - VUL
                     PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT

                    ISSUED BY: PHL VARIABLE INSURANCE COMPANY
          (A WHOLLY OWNED SUBSIDIARY OF PHOENIX LIFE INSURANCE COMPANY)


PROSPECTUS                                                           MAY 1, 2004

The Phoenix Edge(R) - VUL is a flexible premium fixed and variable universal life insurance policy that can provide lifetime insurance protection on the life of one person. We will pay the death benefit when the insured person dies. You may allocate policy value to the Guaranteed Interest Account and/or one or more of the subaccounts of the PHLVIC Variable Universal Life Account ("Separate Account"). The subaccounts purchase shares of the following funds:


THE PHOENIX EDGE SERIES FUND
----------------------------
[diamond] Phoenix-Aberdeen International Series
[diamond] Phoenix-AIM Mid-Cap Equity Series
[diamond] Phoenix-Alliance/Bernstein Enhanced Index Series [diamond] Phoenix-Alliance/Bernstein Growth + Value Series [diamond] Phoenix-Duff & Phelps Real Estate Securities Series [diamond] Phoenix-Engemann Capital Growth Series
[diamond] Phoenix-Engemann Small & Mid-Cap Growth Series [diamond] Phoenix-Goodwin Money Market Series
[diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series [diamond] Phoenix-Goodwin Multi-Sector Short Term Bond Series

[diamond] Phoenix-Kayne Rising Dividends Series

[diamond] Phoenix-Kayne Small-Cap Quality Value Series
[diamond] Phoenix-Lazard International Equity Select Series
[diamond] Phoenix-Lazard Small-Cap Value Series
[diamond] Phoenix-Lazard U.S. Multi-Cap Series
[diamond] Phoenix-Lord Abbett Bond-Debenture Series
[diamond] Phoenix-Lord Abbett Large-Cap Value Series
[diamond] Phoenix-Lord Abbett Mid-Cap Value Series
[diamond] Phoenix-MFS Investors Growth Stock Series
[diamond] Phoenix-MFS Investors Trust Series
[diamond] Phoenix-MFS Value Series
[diamond] Phoenix-Northern Dow 30 Series
[diamond] Phoenix-Northern Nasdaq-100 Index(R) Series
[diamond] Phoenix-Oakhurst Growth and Income Series
[diamond] Phoenix-Oakhurst Strategic Allocation Series

[diamond] Phoenix-Oakhurst Value Equity Series

[diamond] Phoenix-Sanford Bernstein Global Value Series
[diamond] Phoenix-Sanford Bernstein Mid-Cap Value Series
[diamond] Phoenix-Sanford Bernstein Small-Cap Value Series
[diamond] Phoenix-Seneca Mid-Cap Growth Series
[diamond] Phoenix-Seneca Strategic Theme Series
[diamond] Phoenix-State Street Research Small-Cap Growth Series

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
[diamond] AIM V.I. Capital Appreciation Fund
[diamond] AIM V.I. Premier Equity Fund

THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------
[diamond] Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
--------------------------
[diamond] Federated Fund for U.S. Government Securities II
[diamond] Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
[diamond] VIP Contrafund(R) Portfolio
[diamond] VIP Growth Opportunities Portfolio
[diamond] VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
[diamond] Mutual Shares Securities Fund
[diamond] Templeton Foreign Securities Fund
[diamond] Templeton Growth Securities Fund

THE RYDEX VARIABLE TRUST
------------------------
[diamond] Rydex Variable Trust Juno Fund
[diamond] Rydex Variable Trust Nova Fund
[diamond] Rydex Variable Trust Sector Rotation Fund


SCUDDER INVESTMENTS VIT FUNDS - CLASS A
---------------------------------------

[diamond] Scudder VIT EAFE(R) Equity Index Fund
[diamond] Scudder VIT Equity 500 Index Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
--------------------------------------------------------
[diamond] Technology Portfolio

WANGER ADVISORS TRUST
---------------------

[diamond] Wanger International Select

[diamond] Wanger International Small Cap

[diamond] Wanger Select

[diamond] Wanger U.S. Smaller Companies

It is important for you to understand the basic features of the proposed policy and your existing coverage before you decide to replace your present coverage. You should also know if the replacement will result in any income taxes. It may not be in your best interest to buy this policy in exchange for an existing life insurance policy or annuity contract.

The policy is not a deposit nor an obligation of, underwritten or guaranteed by, any financial institution or credit union. It is not federally insured nor endorsed by the Federal Deposit Insurance Corporation or any other state or federal agency. Policy investments are subject to risk, including the fluctuation of policy values and possible loss of principal invested or premiums paid.

The Securities and Exchange Commission (SEC) has neither approved nor disapproved these securities, nor have they passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. Read and keep this prospectus for future reference.

IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT US AT:    [envelope]   PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS ("VPMO")
                                                                 PO Box 8027
                                                                 Boston, MA 02266-8027
                                                    [telephone]  VARIABLE AND UNIVERSAL LIFE ADMINISTRATION ("VULA")
                                                                 800/541-0171

                                TABLE OF CONTENTS

Heading                                                  Page
-------------------------------------------------------------


RISK/BENEFIT SUMMARY .................................     3
  Policy Benefits ....................................     3
  Policy Risks .......................................     3
FEE TABLES............................................     4
  Policy Option A - Transaction Fees..................     4
  Policy Option A - Periodic Charges Other than
     Fund Operating Expenses..........................     5
  Policy Option B - Transaction Fees..................     7
  Policy Option B - Periodic Charges Other than
     Fund Operating Expenses..........................     8
  Policy Option C - Transaction Fees..................    10
  Policy Option C - Periodic Charges Other than
     Fund Operating Expenses..........................    11
  Minimum and Maximum Fund Operating Expenses.........    12
PHL VARIABLE INSURANCE COMPANY .......................    15
PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT................    15
  Valuation Date .....................................    15
  Performance History ................................    15
VOTING RIGHTS ........................................    15
THE GUARANTEED INTEREST ACCOUNT......................     16
CHARGES AND DEDUCTIONS................................    16
  General ............................................    16
  Charges Deducted from Premium Payments .............    16
  Periodic Charges ...................................    16
  Loan Interest Charged ..............................    17
  Conditional Charges ................................    17
  Other Tax Charges ..................................    18
  Fund Charges........................................    18
  Charge Reductions...................................    18
THE POLICY ...........................................    18
  Contract Rights: Owner, Insured, Beneficiary .......    18
  Contract Limitations................................    19
  Purchasing a Policy.................................    19
GENERAL ..............................................    20
  Postponement of Payments ...........................    20
  Optional Insurance Benefits ........................    20
  Death Benefit ......................................    21
PAYMENT OF PROCEEDS ..................................    22
  Surrender and Death Benefit Proceeds ...............    22
  Payment Amount......................................    22
  Payment Options ....................................    22
  Surrenders..........................................    23
  Transfer of Policy Value............................    23
  Disruptive Trading and Market Timing................    24
  Policy Loans........................................    25
  Lapse...............................................    26
FEDERAL INCOME TAX CONSIDERATIONS ....................    26
  Introduction........................................    26
  Income Tax Status...................................    26
  Policy Benefits.....................................    26
  Business-Owned Policy...............................    27
  Modified Endowment Contracts .......................    27
  Limitations on Unreasonable Mortality and Expense
     Charges..........................................    28
  Qualified Plans.....................................    28
  Diversification Standards...........................    28
  Change of Ownership or Insured or Assignment........    29
  Other Taxes.........................................    29
  Withholding.........................................    29
FINANCIAL STATEMENTS..................................    29
APPENDIX A - INVESTMENT OPTIONS.......................   A-1
  Investment Type ....................................   A-1
  Investment Advisors ................................   A-2
  Investment Subadvisors .............................   A-3

RISK/BENEFIT SUMMARY
--------------------------------------------------------------------------------

This summary does not contain all of the detailed information that may be important to you. Please read the entire prospectus carefully before you decide to purchase a policy.


This prospectus is a disclosure document which summarizes your rights under the Insurance product that you are purchasing. As with any summary it may differ in certain instances from the underlying insurance policy. You should read your insurance policy carefully.


POLICY BENEFITS

DEATH BENEFITS
The Phoenix Edge(R) - VUL is a flexible premium variable universal life insurance policy. The policy is first and foremost, a life insurance policy. While the policy remains in force we will pay a death benefit to your named beneficiary when the person insured under the policy dies.

You will choose a Death Benefit Option when you apply for a policy:

[diamond] Death Benefit Option 1 will equal the policy's face amount, or the minimum death benefit if greater

[diamond] Death Benefit Option 2 will equal the face amount plus the policy value, or the minimum death benefit if greater

You may change your Death Benefit Option at any time. Death Benefit Option 1 applies if you do not choose an option.

The minimum death benefit is equal to the policy value on the date of death increased by a percentage taken from a table in the policy based on the attained age of the insured person at the beginning of the policy year in which death occurs.

Also available, is the Guaranteed Death Benefit Rider, an additional insurance option that you may purchase by paying specified premiums.

LOANS AND SURRENDERS
Generally, you may take loans against 90% of your policy's cash surrender value.

You may partially surrender any part of the policy at anytime. A partial surrender fee will apply and we may also impose a separate surrender charge.

You may fully surrender this policy anytime for its cash surrender value. A surrender charge may be imposed.

TEMPORARY INSURANCE COVERAGE
We will issue you a Temporary Insurance Receipt when you submit the complete, signed application and issue premium. This will provide you with immediate insurance protection under the terms set forth in the policy and in the Receipt.

FLEXIBLE PREMIUMS
The only premiums you must pay are the issue premium and any payments required to prevent policy lapse.

OPTIONAL INSURANCE BENEFITS
The following benefits may be available to you by rider:

[diamond] Individual Term
[diamond] Guaranteed Death Benefit
[diamond] LifePlan Options
[diamond] Non-Transferable General Account
[diamond] Disability Benefit
[diamond] Accidental Death Benefit
[diamond] Child Term
[diamond] Family Term

[diamond] Additional Purchase Option

[diamond] Cash Value Accumulation Test Amendment
[diamond] Purchase Protector Plan
[diamond] Living Benefits

Availability of these riders depends upon state approval and may involve extra cost.

YOUR RIGHT TO CANCEL THE POLICY

You have the right to review the policy and cancel it if you are not satisfied. Simply return the policy to us within ten days after you receive it, or within 45 days of signing the application. Your state may require a longer period.


POLICY OPTIONS
You choose one of three policy options when you apply for a policy. Your choice will determine the fees and charges deducted from your policy and may not be changed:

[diamond] POLICY OPTION A
          has the highest initial surrender charge, but lower mortality and expense risk charges than the other options beginning in policy year 11.

[diamond] POLICY OPTION B
          reduces initial surrender charges, but has higher mortality and expense risk charges, beginning in policy year 11, than Policy Option A.

[diamond] POLICY OPTION C
          further reduces initial surrender charges over Policy Option B, but also has higher mortality and expense risk charges, beginning in policy year 11, than Policy Options A and B.


You can compare the effect your choice has on fees and charges by using the tables of fees and expenses beginning on page 6. For policies issued on and after September 3, 2003, only Policy Option A is available to policies issued as part of a qualified plan.


POLICY RISKS

VARIATIONS
The policy is subject to laws and regulations in every state where the policy is sold and the terms of the policy may vary from state to state.

SUITABILITY RISK

Variable life insurance is designed for long term financial planning, and the policy is not suitable as a short-term investment. Surrender charges apply during the first 15 years under Policy Option A, during the first ten years under Policy Option B, and during the first five years under Policy Option C; therefore, it may not be appropriate for you to purchase a policy if you foresee the need to withdraw all or part of your policy value during the first few policy years.


TAX EFFECTS

Generally, under current federal income tax law, death benefits are not subject to income taxes. Earnings on the premiums invested in the Separate Account or the Guaranteed Interest Account are not subject to income taxes until there is a distribution from the policy. Taking a loan or a full or partial surrender from the policy could result in recognition of income for tax purposes.


RISK OF LAPSE
Your policy will remain in force during the first seven policy years as long as the policy value, less any outstanding loans and loan interest, is enough to pay the monthly charges incurred under the policy. Beginning in policy year 8, the cash surrender value must be sufficient to pay the monthly deductions. If the above conditions are not met, the policy will lapse, or end. We will alert you to an impending lapse situation and give you an opportunity to keep the policy in force by paying a specified amount.

Withdrawals, loans and associated loan interest can negatively affect policy value, and increase the risk of policy lapse.

INVESTMENT RISK

A comprehensive discussion of the risks of each fund purchased by a subaccount of the Separate Account may be found in the funds' prospectuses. Each series is subject to market fluctuations and the risks inherent with ownership of securities. There is no assurance that any series will achieve its stated investment objective.


THE FOLLOWING TABLES DESCRIBE THE FEES, AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THERE ARE TWO TABLES DESCRIBING THE CHARGES AS THEY APPLY TO EACH POLICY OPTION. THE FIRST TABLE FOR EACH POLICY OPTION DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

FEE TABLES
--------------------------------------------------------------------------------

                       POLICY OPTION A - TRANSACTION FEES

------------------------------------------------------------------------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ----------------------------------------------------------------------

PREMIUM EXPENSE CHARGE           Upon premium payment.                             6% of the premium payment.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
ISSUE EXPENSE CHARGE             On each monthly
                                 calculation day, for the                       $600 deducted at $50 per month.(1)
                                 first policy year.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
SURRENDER CHARGE(2)              Upon Full Surrender.         We charge up to twice the Target Annual Premium ("TAP"). The TAP is
                                 Charge does not apply to a   established at issue by an arithmetic formula based on personal
                                 policy lapse.                information (age, gender, risk class) and the face amount of insurance coverage. A complete display of the surrender charges are provided in the contract.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
PARTIAL SURRENDER CHARGE         Upon Partial Surrender or    A pro rata portion of the applicable surrender charge that would
                                 a reduction In the policy    apply to a full surrender.
                                 face amount.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
PARTIAL SURRENDER FEE            Upon Partial Surrender.                                       $25
-------------------------------- ---------------------------- ----------------------------------------------------------------------
TRANSFER CHARGE                  Upon Transfer.               We do not charge for transfers between investment options, but we reserve the right to charge up to $20 per transfer after the first twelve transfers from the subaccounts or the first transfer from the non-loaned portion of the Guaranteed Interest Account in any given policy year.
------------------------------------------------------------------------------------------------------------------------------------

(1) We charge $1.50 per $1,000 of base face amount up to these maximums each month for the first policy year. 2 We begin reducing the surrender charge in policy year eight and continue to reduce it each year thereafter until it becomes zero in policy year 16.


THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.

      POLICY OPTION A - PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES

------------------------------------------------------------------------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ----------------------------------------------------------------------

COST OF INSURANCE(1)             On each monthly calculation
                                 day.

  Minimum and Maximum Charges    ............................ We charge $0.04 - $83.33 per $1,000 of amount at risk(2) each month.
  Example for a male age 45 in   ............................ We would charge $0.19 per $1,000 of amount at risk(2) per month. We
  the nonsmoker premium class.                                will increase this charge as he ages.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
MORTALITY AND EXPENSE RISK       On each monthly              We deduct a maximum of 0.08% each month from amounts allocated to
CHARGE(3)                        calculation day.             the Separate Account.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
OTHER TAX CHARGES                When we become liable for    We currently do not charge for taxes, however we reserve the right
                                 taxes.                       to impose a charge should we become liable for taxes in the future.

                                                              Possible taxes would include state or federal income taxes on investment gains of the Separate Account and would be included in our calculation of subaccount values.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
LOAN INTEREST RATE CHARGED(4)    Interest accrues daily and   The maximum net cost to the policy value is 2% of the loan balance
                                 is due on each policy        on an annual basis.
                                 anniversary. If not paid
                                 on that date, we will
                                 treat the accrued interest
                                 as another loan against
                                 the policy.
------------------------------------------------------------------------------------------------------------------------------------
                                               OPTIONAL INSURANCE FEATURES
------------------------------------------------------------------------------------------------------------------------------------
INDIVIDUAL TERM RIDER(5)         On each Monthly
                                 Calculation Day.

  Minimum and Maximum            ............................ $0.04 - $83.33 per $1.000 of term rider death benefit.

  Example for a male age 45 in   ............................ $0.12 per $1,000 of term rider death benefit.
  the nonsmoker premium class.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
GUARANTEED DEATH BENEFIT RIDER   On each Monthly              $0.03 per $1,000 of total face amount, including any term rider face
                                 Calculation Day.             amount.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
LIFEPLAN OPTIONS RIDER           We do not charge for this    We describe this rider later under "Optional Insurance Benefits."
                                 rider.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
NON-TRANSFERABLE GENERAL         We do not charge for this    We describe this rider later under "Optional Insurance Benefits."
ACCOUNT RIDER                    rider.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
DISABILITY BENEFIT RIDER6        On each Monthly
                                 Calculation Day.

  Minimum and Maximum            ............................ $0.22 - $0.82 per $100 of annual benefit.

  Example for a male age 45 in   ............................ $0.33 per $100 of annual benefit.
  the nonsmoker premium class.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
ACCIDENTAL DEATH BENEFIT         On each Monthly
RIDER(6)                         Calculation Day.

  Minimum and Maximum            ............................ $0.07 - $0.27 per $1,000 of rider insurance amount.

  Example for a male age 45 in   ............................ $0.16 per $1,000 of rider insurance amount.
  the nonsmoker premium class.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
CHILD TERM RIDER(5)              On each Monthly
                                 Calculation Day.

  Minimum and Maximum            ............................ $0.05 - $0.11 per $1,000 of child term rider face amount.

  Example for a male child age   ............................ $0.06 per $1,000 of rider face amount, generally increasing as the
  10.                                                         child ages.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ----------------------------------------------------------------------

FAMILY TERM RIDER5               On each Monthly
                                 Calculation Day.

  Minimum and Maximum            ............................ $0.08 - $2.67 per $1,000 of rider face amount.

  Example for a female age 45    ............................ $0.17 per $1,000 of rider face amount, generally increasing as the
  in the nonsmoker premium                                    family member ages.
  class.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
ADDITIONAL PURCHASE OPTION(6)    On each Monthly
                                 Calculation Day.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
  Minimum and Maximum            ............................ $0.05 - $0.18 per unit.(7)

  Example for a male age 35 in
  the nonsmoker premium class.   ............................ $0.16 per unit.(7)
-------------------------------- ---------------------------- ----------------------------------------------------------------------
CASH VALUE ACCUMULATION TEST     We do not charge for this    We describe this rider later under "Optional Insurance Benefits."
AMENDMENT                        rider.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
LIVING BENEFITS                  We do not charge for this    We describe this rider later under "Optional Insurance Benefits."
                                 rider.

------------------------------------------------------------------------------------------------------------------------------------

(1) Cost of insurance charges will vary according to age, gender, premium class, policy year, net amount at risk, and face amount. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your policy's specifications page will indicate the guaranteed cost of insurance applicable to your policy. More detailed information concerning your cost of insurance is available upon request. Before you purchase the policy, we will provide you personalized illustrations of your future benefits under the policy based upon the age and premium class of the person you wish to insure, the death benefit option, face amount, planned periodic premiums, and riders requested.
(2) The amount at risk at any given time is the difference between the total death benefit we would pay and the policy value.
(3) We currently offer reduced mortality and expense risk charges beginning in policy year 11 if your policy meets certain criteria. We provide a table of the possible reduced rates in the "Charges and Deductions" section.
(4) The maximum net cost to the policy is the difference between the rate we charge for the outstanding loan, and the rate we credit the loaned portion of the Guaranteed Interest Account, where we allocate policy value equal to the amount of the loan, as collateral. The net cost to the policy can be as low as 0.00% on an annual basis. For more information see "Charges and Deductions" and "Loans."
(5) This charge will generally increase with age.
(6) This charge depends on age at the time the rider is issued, but will not increase with age.
(7) Each unit entitles you to purchase $1,000 face amount of insurance on each of the first two option dates defined in the rider, and $667 in face amount of insurance on each subsequent option date defined in the rider.

                       POLICY OPTION B - TRANSACTION FEES

------------------------------------------------------------------------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ----------------------------------------------------------------------

PREMIUM EXPENSE CHARGE           Upon premium payment.                             6% of the premium payment.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
ISSUE EXPENSE CHARGE             On each monthly
                                 calculation day, for the                       $600 deducted at $50 per month.(1)
                                 first policy year.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
SURRENDER CHARGE(2)              Upon Full Surrender.         We charge up to one and a half times the Target Annual Premium
                                 Charge does not apply to a   ("TAP"). The TAP is established at issue by an arithmetic formula
                                 policy lapse.                based on personal information (age, gender, risk class) and the face amount of insurance coverage. A complete display of the surrender charges are provided in the contract.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
PARTIAL SURRENDER CHARGE         Upon Partial Surrender or    A pro rata portion of the applicable surrender charge that would
                                 a reduction In the policy    apply to a full surrender.
                                 face amount.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
PARTIAL SURRENDER FEE            Upon Partial Surrender.                                       $25
-------------------------------- ---------------------------- ----------------------------------------------------------------------
TRANSFER CHARGE                  Upon Transfer.               We do not charge for transfers between investment options, but we reserve the right to charge up to $20 per transfer after the first twelve transfers from the subaccounts or the first transfer from the non-loaned portion of the Guaranteed Interest Account in any given policy year.

------------------------------------------------------------------------------------------------------------------------------------

(1) We charge $1.50 per $1,000 of base face amount up to these maximums each month for the first policy year.

(2) We begin reducing the surrender charge in policy year six and continue to reduce it each year thereafter until it becomes zero in policy year 11.


THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.

      POLICY OPTION B - PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES

------------------------------------------------------------------------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ----------------------------------------------------------------------

COST OF INSURANCE(1)             On each monthly calculation
                                 day.

  Minimum and Maximum Charges    ............................ We charge $0.04 to $83.33 per $1,000 of amount at risk(2) each month.

  Example for a male age 45 in   ............................ We would charge $0.19 per $1,000 of amount at risk(2) per month. We
  the nonsmoker premium class.                                will increase this charge as he ages.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
MORTALITY AND EXPENSE RISK       On each monthly              We deduct a maximum of .08% each month from amounts allocated to the
CHARGE(3)                        calculation day.             Separate Account.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
OTHER TAX CHARGES                When we become liable for    We currently do not charge for taxes, however we reserve the right
                                 taxes.                       to impose a charge should we become liable for taxes in the future.

                                                              Possible taxes would include state or federal income taxes on investment gains of the Separate Account and would be included in our calculation of subaccount values.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
LOAN INTEREST RATE CHARGED(4)    Interest accrues daily and   The maximum net cost to the policy value is 2% of the loan balance
                                 is due on each policy        on an annual basis.
                                 anniversary. If not paid
                                 on that date, we will
                                 treat the accrued interest
                                 as another loan against
                                 the policy.
------------------------------------------------------------------------------------------------------------------------------------
                                                    OPTIONAL INSURANCE FEATURES
------------------------------------------------------------------------------------------------------------------------------------
INDIVIDUAL TERM RIDER(5)         On each Monthly
                                 Calculation Day.

  Minimum and Maximum            ............................ $0.04 - $83.33 per $1.000 of term rider death benefit.

  Example for a male age 45 in   ............................ $0.12 per $1,000 of term rider death benefit.
  the nonsmoker premium class.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
GUARANTEED DEATH BENEFIT RIDER   On each Monthly              $0.03 per $1,000 of total face amount, including any term rider face
                                 Calculation Day.             amount.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
LIFEPLAN OPTIONS RIDER           We do not charge for this    We describe this rider later under "Optional Insurance Benefits."
                                 rider.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
NON-TRANSFERABLE GENERAL         We do not charge for this    We describe this rider later under "Optional Insurance Benefits."
ACCOUNT RIDER                    rider.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
DISABILITY BENEFIT RIDER6        On each Monthly
                                 Calculation Day.

  Minimum and Maximum            ............................ $0.22 - $0.82 per $100 of annual benefit.

  Example for a male age 45 in   ............................ $0.33 per $100 of annual benefit.
  the nonsmoker premium class.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
ACCIDENTAL DEATH BENEFIT         On each Monthly
RIDER(6)                         Calculation Day.

  Minimum and Maximum            ............................ $0.07 - $0.27 per $1,000 of rider insurance amount.

  Example for a male age 45 in   ............................ $0.16 per $1,000 of rider insurance amount.
  the nonsmoker premium class.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
CHILD TERM RIDER(5)              On each Monthly
                                 Calculation Day.

  Minimum and Maximum            ............................ $0.05 - $0.11 per $1,000 of child term rider face amount.

  Example for a male child age   ............................ $0.06 per $1,000 of rider face amount, generally increasing as the
  10.                                                         child ages.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ----------------------------------------------------------------------

FAMILY TERM RIDER(5)             On each Monthly
                                 Calculation Day.

  Minimum and Maximum            ............................ $0.08.-.$2.67 per $1,000 of rider face amount.

  Example for a female age 45    ............................ $0.17.per.$1,000 of rider face amount, generally increasing as the
  in the nonsmoker premium                                    family member ages.
  class.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
ADDITIONAL PURCHASE OPTION(6)    On each Monthly
                                 Calculation Day.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
  Minimum and Maximum            ............................ $0.05.-.$0.18 per unit.(7)

  Example for a male age 35 in   ............................ $0.16.per.unit.(7)
  the nonsmoker premium class.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
CASH VALUE ACCUMULATION TEST     We do not charge for this    We describe this rider later under "Optional Insurance Benefits."
AMENDMENT                        rider.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
LIVING BENEFITS                  We do not charge for this    We describe this rider later under "Optional Insurance Benefits."
                                 rider.

------------------------------------------------------------------------------------------------------------------------------------

(1) Cost of insurance charges will vary according to age, gender, premium class, policy year, net amount at risk, and face amount. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your policy's specifications page will indicate the guaranteed cost of insurance applicable to your policy. More detailed information concerning your cost of insurance is available upon request. Before you purchase the policy, we will provide you personalized illustrations of your future benefits under the policy based upon the age and premium class of the person you wish to insure, the death benefit option, face amount, planned periodic premiums, and riders requested.
(2) The amount at risk at any given time is the difference between the total death benefit we would pay and the policy value.
(3) We currently offer reduced mortality and expense risk charges beginning in policy year 11 if your policy meets certain criteria. We provide a table of the possible reduced rates in the "Charges and Deductions" section.
(4) The maximum net cost to the policy is the difference between the rate we charge for the outstanding loan, and the rate we credit the loaned portion of the Guaranteed Interest Account, where we allocate policy value equal to the amount of the loan, as collateral. The net cost to the policy can be as low as 0.00% on an annual basis. For more information see "Charges and Deductions" and "Loans."
(5) This charge will generally increase with age.
(6) This charge depends on age at the time the rider is issued, but will not increase with age.
(7) Each unit entitles you to purchase $1,000 face amount of insurance on each of the first two option dates defined in the rider, and $667 in face amount of insurance on each subsequent option date defined in the rider.

                       POLICY OPTION C - TRANSACTION FEES

------------------------------------------------------------------------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ----------------------------------------------------------------------

PREMIUM EXPENSE CHARGE           Upon premium payment.                             6% of the premium payment.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
ISSUE EXPENSE CHARGE             On each monthly
                                 calculation day, for the                       $600 deducted at $50 per month.(1)
                                 first policy year.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
SURRENDER CHARGE(2)              Upon Full Surrender.         We charge up to 75% of the Target Annual Premium ("TAP"). The TAP is
                                 Charge does not apply to a   established at issue by an arithmetic formula based on personal
                                 policy lapse.                information (age, gender, risk class) and the face amount of insurance coverage. A complete display of the surrender charges are provided in the contract.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
PARTIAL SURRENDER CHARGE         Upon Partial Surrender or    A pro rata portion of the applicable surrender charge that would
                                 a reduction In the policy    apply to a full surrender.
                                 face amount.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
PARTIAL SURRENDER FEE            Upon Partial Surrender.                                       $25
-------------------------------- ---------------------------- ----------------------------------------------------------------------
TRANSFER CHARGE                  Upon Transfer.               We do not charge for transfers between investment options, but we reserve the right to charge up to $20 per transfer after the first twelve transfers from the subaccounts or the first transfer from the non-loaned portion of the Guaranteed Interest Account in any given policy year.

------------------------------------------------------------------------------------------------------------------------------------

(1) We charge $1.50 per $1,000 of base face amount up to these maximums each month for the first policy year.


(2) We begin reducing the surrender charge in policy year four and continue to reduce it each year thereafter until it becomes zero in policy year six.


THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.

      POLICY OPTION C - PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES

------------------------------------------------------------------------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ----------------------------------------------------------------------

COST OF INSURANCE(1)             On each monthly calculation
                                 day.

  Minimum and Maximum Charges    ............................ We charge $0.04 to $83.33 per $1,000 of amount at risk(2) each month.

  Example for a male age 45 in   ............................ We would charge $0.19 per $1,000 of amount at risk(2) per month. We
  the nonsmoker premium class.                                will increase this charge as he ages.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
MORTALITY AND EXPENSE RISK       On each monthly              We deduct a maximum of 0.08% each month from amounts allocated to
CHARGE(2)                        calculation day.             the Separate Account.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
OTHER TAX CHARGES                When we become liable for    We currently do not charge for taxes, however we reserve the right
                                 taxes.                       to impose a charge should we become liable for taxes in the future.

                                                              Possible taxes would include state or federal income taxes on investment gains of the Separate Account and would be included in our calculation of subaccount values.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
LOAN INTEREST RATE CHARGED(4)    Interest accrues daily and   The maximum net cost to the policy value is 2% of the loan balance
                                 is due on each policy        on an annual basis.
                                 anniversary. If not paid
                                 on that date, we will
                                 treat the accrued interest
                                 as another loan against
                                 the policy.
------------------------------------------------------------------------------------------------------------------------------------
                                                    OPTIONAL INSURANCE FEATURES
------------------------------------------------------------------------------------------------------------------------------------
INDIVIDUAL TERM RIDER(5)         On each Monthly
                                 Calculation Day.

  Minimum and Maximum            ............................ $0.04 - $83.33 per $1.000 of term rider death benefit.

  Example for a male age 45 in   ............................ $0.12 per $1,000 of term rider death benefit.
  the nonsmoker premium class.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
GUARANTEED DEATH BENEFIT RIDER   On each Monthly              $0.03 per $1,000 of total face amount, including any term rider face
                                 Calculation Day.             amount.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
LIFEPLAN OPTIONS RIDER           We do not charge for this    We describe this rider later under "Optional Insurance Benefits."
                                 rider.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
NON-TRANSFERABLE GENERAL         We do not charge for this    We describe this rider later under "Optional Insurance Benefits."
ACCOUNT RIDER(6)                 rider.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
DISABILITY BENEFIT RIDER6        On each Monthly
                                 Calculation Day.

  Minimum and Maximum            ............................ $0.22 - $0.82 per $100 of annual benefit.

  Example for a male age 45 in   ............................ $0.33 per $100 of annual benefit.
  the nonsmoker premium class.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
ACCIDENTAL DEATH BENEFIT RIDER6  On each Monthly
                                 Calculation Day.

  Minimum and Maximum            ............................ $0.07 - $0.27 per $1,000 of rider insurance amount.

  Example for a male age 45 in   ............................ $0.16 per $1,000 of rider insurance amount.
  the nonsmoker premium class.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
CHILD TERM RIDER(5)              On each Monthly
                                 Calculation Day.

  Minimum and Maximum            ............................ $0.05 - $0.11 per $1,000 of child term rider face amount.

  Example for a male child age   ............................ $0.06 per $1,000 of rider face amount, generally increasing as the
  10.                                                         child ages.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ----------------------------------------------------------------------

FAMILY TERM RIDER5               On each Monthly
                                 Calculation Day.

  Minimum and Maximum            ............................ $0.08 - $2.67 per $1,000 of rider face amount.

  Example for a female age 45    ............................ $0.17 per $1,000 of rider face amount, generally increasing as the
  in the nonsmoker premium                                    family member ages.
  class.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
ADDITIONAL PURCHASE OPTION6      On each Monthly
                                 Calculation Day.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
  Minimum and Maximum            ............................ $0.05 - $0.18 per unit.(7)

  Example for a male age 35 in   ............................ $0.16 per unit.(7)
  the nonsmoker premium class.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
CASH VALUE ACCUMULATION TEST     We do not charge for this    We describe this rider later under "Optional Insurance Benefits."
AMENDMENT                        rider.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
LIVING BENEFITS                  We do not charge for this    We describe this rider later under "Optional Insurance Benefits."
                                 rider.

------------------------------------------------------------------------------------------------------------------------------------

(1) Cost of insurance charges will vary according to age, gender, premium class, policy year, net amount at risk, and face amount. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your policy's specifications page will indicate the guaranteed cost of insurance applicable to your policy. More detailed information concerning your cost of insurance is available upon request. Before you purchase the policy, we will provide you personalized illustrations of your future benefits under the policy based upon the age and premium class of the person you wish to insure, the death benefit option, face amount, planned periodic premiums, and riders requested.
(2) The amount at risk at any given time is the difference between the total death benefit we would pay and the policy value.
(3) We currently offer reduced mortality and expense risk charges beginning in policy year 11 if your policy meets certain criteria. We provide a table of the possible reduced rates in the "Charges and Deductions" section.
(4) The maximum net cost to the policy is the difference between the rate we charge for the outstanding loan, and the rate we credit the loaned portion of the Guaranteed Interest Account, where we allocate policy value equal to the amount of the loan, as collateral. The net cost to the policy can be as low as 0.00% on an annual basis. For more information see "Charges and Deductions" and "Loans."
(5) This charge will generally increase with age.
(6) This charge depends on age at the time the rider is issued, but will not increase with age.
(7) Each unit entitles you to purchase $1,000 face amount of insurance on each of the first two option dates defined in the rider, and $667 in face amount of insurance on each subsequent option date defined in the rider.


THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM FEES AND EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH OF THE FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                   MINIMUM AND MAXIMUM FUND OPERATING EXPENSES

                                                                              Minimum                            Maximum


Total Annual Fund Operating Expenses (1)                                       0.30%              -               5.73%
(expenses that are deducted from a fund's assets,
including management fees, distribution and/or
12b-1 fees, and other expenses)


(1) The total and net fund operating expenses for each available investment portfolio are given in the following tables.


ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/03)

------------------------------------------------------------------------------------------------------------------------------------
                                                                             Rule
                                                           Investment       12b-1       Other Operating       Total Annual Fund
                        Series                           Management Fee      Fees           Expenses               Expenses
------------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Aberdeen International                                0.75%          N/A             0.32%                  1.07%
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-AIM Mid-Cap Equity                                    0.85%          N/A             1.42%(3)               2.27%(8)
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-Alliance/Bernstein Enhanced Index                     0.45%          N/A             0.29%(2)               0.74%(8)
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-Alliance/Bernstein Growth + Value                     0.85%          N/A             1.80%(3)               2.65%(8)
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-Duff & Phelps Real Estate Securities                  0.75%          N/A             0.32%                  1.07%
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-Engemann Capital Growth                               0.66%          N/A             0.19%                  0.85%
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-Engemann Small & Mid-Cap Growth                       0.90%          N/A             0.83%(4)               1.73%(8)
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-Goodwin Money Market                                  0.40%          N/A             0.19%                  0.59%
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-Goodwin Multi-Sector Fixed Income                     0.50%          N/A             0.24%                  0.74%
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond                  0.50%(6)       N/A             1.06%(2,7)             1.56%(8)
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-Kayne Rising Dividends                                0.70%          N/A             1.67%(1)               2.37%(8)
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-Kayne Small-Cap Quality Value                         0.90%          N/A             4.83%(1)               5.73%(8)
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-Lazard International Equity Select                    0.90%          N/A             1.13%(1)               2.03%(8)
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-Lazard Small-Cap Value                                0.90%          N/A             2.43%(1)               3.33%(8)
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-Lazard U.S. Multi-Cap                                 0.80%          N/A             3.92%(1)               4.72%(8)
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-Lord Abbett Bond-Debenture                            0.75%          N/A             1.77%(1)               2.52%(8)
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-Lord Abbett Large-Cap Value                           0.75%          N/A             1.10%(1)               1.85%(8)
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-Lord Abbett Mid-Cap Value                             0.85%          N/A             2.32%(1)               3.17%(8)
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-MFS Investors Growth Stock                            0.75%          N/A             0.42%(3)               1.17%(8)
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-MFS Investors Trust                                   0.75%          N/A             3.17%(3)               3.92%(8)
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-MFS Value                                             0.75%          N/A             0.88%(3)               1.63%(8)
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-Northern Dow 30                                       0.35%          N/A             0.66%(3)               1.01%(8)
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-Northern Nasdaq-100 Index(R)                          0.35%          N/A             1.10%(3)               1.45%(8)
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-Oakhurst Growth and Income                            0.70%          N/A             0.31%(3)               1.01%(8)
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-Oakhurst Strategic Allocation                         0.58%          N/A             0.19%                  0.77%
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-Oakhurst Value Equity                                 0.70%          N/A             0.32%(3)               1.02%(8)
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-Sanford Bernstein Global Value                        0.90%          N/A             1.11%(3)               2.01%(8)
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                       1.05%          N/A             0.32%(3)               1.37%(8)
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-Sanford Bernstein Small-Cap Value                     1.05%          N/A             0.47%(3)               1.52%(8)
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-Seneca Mid-Cap Growth                                 0.80%          N/A             0.36%(4)               1.16%(8)
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-Seneca Strategic Theme                                0.75%          N/A             0.30%                  1.05%
------------------------------------------------------- ---------------- ------------ --------------------- ------------------------
Phoenix-State Street Research Small-Cap Growth                0.85%          N/A             2.89%(1)               3.74%(8)
------------------------------------------------------------------------------------------------------------------------------------

 (1) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.15% of the series' average net assets.
 (2) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.20% of the series' average net assets.
 (3) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.25% of the series' average net assets.
 (4) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.35% of the series' average net assets.
 (5) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.40% of the series' average net assets.
 (6) The advisor voluntarily agreed to waive this series' investment management fee through May 31, 2004.
 (7) The series' other operating expenses have been annualized based on actual operating expenses for the period ended December 31, 2003.
 (8) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.



                                                           Net                                                                Net
                                                           ---                                                                ---
                                                          Annual                                                             Annual
                                                          ------                                                             ------
                                         Reimbursements    Fund                                             Reimbursements    Fund
                                         --------------    ----                                             --------------    ----
                 Series                    & Waivers     Expenses                   Series                    & Waivers     Expenses
                 ------                    ---------     --------                   ------                    ---------     --------

Phoenix-AIM Mid-Cap Equity                 (1.17%)        1.10%    Phoenix-MFS Investors Growth Stock         (0.17%)        1.00%
Phoenix-Alliance/Bernstein Enhanced Index  (0.09%)        0.65%    Phoenix-MFS Investors Trust                (2.92%)        1.00%
Phoenix-Alliance/Bernstein Growth + Value  (1.55%)        1.10%    Phoenix-MFS Value                          (0.63%)        1.00%
Phoenix-Engemann Small & Mid-Cap Growth    (0.48%)        1.25%    Phoenix-Northern Dow 30                    (0.41%)        0.60%
Phoenix-Goodwin Multi-Sector Short Term                            Phoenix-Northern Nasdaq-100 Index(R)       (0.85%)        0.60%
  Bond(9)                                  (0.86%)        0.70%    Phoenix-Oakhurst Growth and Income         (0.06%)        0.95%
Phoenix-Kayne Rising Dividends             (1.52%)        0.85%    Phoenix-Oakhurst Value Equity              (0.07%)        0.95%
Phoenix-Kayne Small-Cap Quality Value      (4.68%)        1.05%    Phoenix-Sanford Bernstein Global Value     (0.86%)        1.15%
Phoenix-Lazard International Equity                                Phoenix-Sanford Bernstein Mid-Cap Value    (0.07%)        1.30%
  Select                                   (0.98%)        1.05%    Phoenix-Sanford Bernstein Small-Cap
Phoenix-Lazard Small-Cap Value             (2.28%)        1.05%      Value                                    (0.22%)        1.30%
Phoenix-Lazard U.S. Multi-Cap              (3.77%)        0.95%    Phoenix-Seneca Mid-Cap Growth              (0.01%)        1.15%
Phoenix-Lord Abbett Bond-Debenture         (1.62%)        0.90%    Phoenix-State Street Research Small-Cap
Phoenix-Lord Abbett Large-Cap Value        (0.95%)        0.90%      Growth                                   (2.74%)        1.00%
Phoenix-Lord Abbett Mid-Cap Value          (2.17%)        1.00%

 (9) These rates recognize that, effective June 1, 2004, the investment management fee will no longer be waived. Before June 1, 2004, these rates are (1.36%) and 0.20%, respectively.


(NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Net Annual
                                                                  Rule                                                Fund Expenses
                                                   Investment  12b-1 or      Other                    Contractual         After
                                                   Management   Service    Operating   Total Annual  Reimbursements   Reimbursements
                     Series                           Fee         Fees     Expenses   Fund Expenses    & Waivers        & Waivers

------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Capital Appreciation Fund                   0.61%        N/A        0.24%        0.85%         (0.00%)        0.85%
------------------------------------------------- ------------ ---------- ----------- -------------- --------------- ---------------
AIM V.I. Premier Equity Fund                         0.61%        N/A        0.24%        0.85%         (0.00%)        0.85%
------------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND - CLASS O SHARES
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio            0.85%        N/A        0.12%        0.97%         (0.00%)        0.97%
------------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II     0.60%       0.25%(1)    0.12%        0.97%           ---          ---  (12)
------------------------------------------------- ------------ ---------- ----------- -------------- --------------- ---------------
Federated High Income Bond Fund II - Primary         0.60%       0.25%(1)    0.15%        1.00%           ---          ---  (12)
Shares
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio(2)                       0.58%       0.10%       0.09%        0.77%           ---          ---  (12)
------------------------------------------------- ------------ ---------- ----------- -------------- --------------- ---------------
VIP Growth Opportunities Portfolio(2)                0.58%       0.10%       0.14%        0.82%           ---          ---  (12)
------------------------------------------------- ------------ ---------- ----------- -------------- --------------- ---------------
VIP Growth Portfolio(3)                              0.58%       0.10%       0.09%        0.77%           ---          ---  (12)
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                        0.60%       0.25%(4)    0.20%        1.05%         (0.00%)        1.05%
------------------------------------------------- ------------ ---------- ----------- -------------- --------------- ---------------
Templeton Foreign Securities Fund                    0.69%(5)    0.25%       0.22%        1.16%         (0.04%)        1.12%
------------------------------------------------- ------------ ---------- ----------- -------------- --------------- ---------------
Templeton Growth Securities Fund(6)                  0.81%       0.25%(4)    0.07%        1.13%         (0.00%)        1.13%
------------------------------------------------------------------------------------------------------------------------------------
THE RYDEX VARIABLE TRUST
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund(7)                    0.90%        N/A        0.79%        1.69%         (0.00%)        1.69%
------------------------------------------------- ------------ ---------- ----------- -------------- --------------- ---------------
Rydex Variable Trust Nova Fund                       0.75%        N/A        0.79%        1.54%         (0.00%)        1.54%
------------------------------------------------- ------------ ---------- ----------- -------------- --------------- ---------------
Rydex Variable Trust Sector Rotation Fund            0.90%        N/A        0.80%        1.70%         (0.00%)        1.70%
------------------------------------------------------------------------------------------------------------------------------------
SCUDDER INVESTMENTS VIT FUNDS - CLASS A
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund(8)             0.45%        N/A        0.64%        1.09%         (0.44%)        0.65%
------------------------------------------------- ------------ ---------- ----------- -------------- --------------- ---------------
Scudder VIT Equity 500 Index Fund(9)                 0.20%        N/A        0.10%        0.30%         (0.00%)        0.30%
------------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio(10)                             0.80%        N/A        0.53%        1.33%           ---          ---  (12)
------------------------------------------------------------------------------------------------------------------------------------
WANGER ADVISORS TRUST
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select(11)                      1.00%        N/A        0.54%        1.54%         (0.09%)        1.45%
------------------------------------------------- ------------ ---------- ----------- -------------- --------------- ---------------
Wanger International Small Cap                       1.22%        N/A        0.19%        1.41%         (0.00%)        1.41%
------------------------------------------------- ------------ ---------- ----------- -------------- --------------- ---------------
Wanger Select                                        0.95%        N/A        0.20%        1.15%         (0.00%)        1.15%
------------------------------------------------- ------------ ---------- ----------- -------------- --------------- ---------------
Wanger U.S. Smaller Companies                        0.93%        N/A        0.06%        0.99%         (0.00%)        0.99%
------------------------------------------------------------------------------------------------------------------------------------

 (1)  The fund has voluntarily agreed to waive this service fee.
 (2) A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.
 (3) A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. These offsets may be discontinued at any time.
 (4) While the maximum amount payable under the fund's Rule 12b-1 plan is 0.35% per year of the fund's average annual net assets, the fund's Board of Trustees has set the current rate at 0.25% per year.
 (5) The advisor has contractually agreed to reduce its investment management fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund. This reduction is required by the fund's Board of Trustees and an order by the SEC. After such reductions, the management fees are 0.65% for the Templeton Foreign Securities Fund.
 (6) The fund administration fee is paid indirectly through the investment management fee.
 (7)  The funds' operating expenses have been annualized.
 (8) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of 0.65% of the average daily net assets until April 30, 2005.
 (9) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of 0.30% of the average daily net assets until April 30, 2005.
 (10) The advisor has agreed to reduce fees payable to it and to reimburse expenses of the portfolio in excess of 1.15% (excluding interest and extraordinary expenses).
 (11) The advisor has contractually agreed to limit net annual fund expenses to 1.45% of the series' average net assets until April 30, 2005.
 (12) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.

                         Series                       Non-contractual Reimbursements & Waivers       Net Annual Fund Expenses
                         ------                       ----------------------------------------       ------------------------
Federated Fund for U.S. Government Securities II                       (0.25%)                                0.72%
Federated High Income Bond Fund II - Primary Shares                    (0.25%)                                0.75%
VIP Contrafund(R) Portfolio                                            (0.02%)                                0.75%
VIP Growth Opportunities Portfolio                                     (0.02%)                                0.80%
VIP Growth Portfolio                                                   (0.03%)                                0.74%
Technology Portfolio                                                   (0.18%)                                1.15%


 (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)

PHL VARIABLE INSURANCE COMPANY
--------------------------------------------------------------------------------


PHL Variable Insurance Company is a Connecticut stock life insurance company incorporated July 15, 1981. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive and administrative office is at One American Row in Hartford, Connecticut 06102. Throughout this prospectus we will refer to PHL Variable Insurance Company as "PHL Variable" and in the first person (i.e. as "we", "us", "our", "Company").

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
--------------------------------------------------------------------------------

PHL Variable Insurance Company established the Separate Account as a separate account under Connecticut insurance law on September 10, 1998. The Separate Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 The SEC does not supervise the management, investment practices or policies of the Separate Account or of PHL Variable.

All income, gains or losses, whether or not realized, of the Separate Account are credited to or charged against amounts placed in the Separate Account without regard to the other income, gains and losses of PHL Variable. The assets of the Separate Account may not be charged with liabilities arising out of any other business we conduct. PHL Variable is responsible for all obligations under the policies.

The Separate Account is divided into subaccounts, each of which is available for allocation of policy value. We determine the value of each subaccount's shares at the end of every valuation day that the New York Stock Exchange ("NYSE") is open. Each subaccount will invest solely in a single investment portfolio of a fund. The fund names and the portfolio names are listed on page one of this prospectus. Each portfolio's investment type is given in Appendix A.

PHL Variable does not guarantee the investment performance of the Separate Account or any of its subaccounts. The policy value allocated to the Separate Account depends on the investment performance of the underlying funds. As policy owner, you bear the full investment risk for all monies invested in the Separate Account.

We reserve the right to add, remove, modify, or substitute portfolios in which the Separate Account invests.

Copies of the fund prospectuses may be obtained by writing to us or calling us at the address or telephone number provided on the front page of this prospectus.

VALUATION DATE
A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and PHL Variable is open for business. However, transaction processing may be postponed for the following reasons

1.  the NYSE is closed or may have closed early;
2.  the SEC has determined that a state of emergency exists; or
3. on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (currently 4:00 p.m. Eastern Time). The NYSE is scheduled to be closed on the following days:

---------------------------------------------------------
 New Year's Day                   Independence Day
---------------------------------------------------------
 Martin Luther King, Jr. Day       Labor Day
---------------------------------------------------------
 Washington's Birthday            Thanksgiving Day
---------------------------------------------------------
 Good Friday                      Christmas Day
---------------------------------------------------------
 Memorial Day

---------------------------------------------------------

PERFORMANCE HISTORY
We may choose to include performance history of the subaccounts or the underlying portfolios in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance and is not an indication of future performance.

VOTING RIGHTS
--------------------------------------------------------------------------------

We legally own all fund shares held by the subaccounts; however we vote those shares at shareholder meetings according to voting instructions we receive from policy owners with an interest in the subaccounts. We may decide to vote the shares in our own right should the law change to permit us to do so.

While your policy is in effect, you may provide us with voting instructions for each subaccount in which you have an interest. We determine the number of votes you may cast by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount.

We will send you proxy material, reports and other materials relevant to the subaccounts in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the Internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions.

We may ask you to provide voting instructions for such items as:

1)  the election of the fund's Trustees;

2)  the ratification of the independent accountants for the fund;

3)  approval or amendment of investment advisory agreements;

4)  a change in fundamental policies or restrictions of the series; and

5)  any other matters requiring a shareholder vote.


You may obtain an available fund's prospectus by contacting us at the address and telephone number given on page one.


THE GUARANTEED INTEREST ACCOUNT
--------------------------------------------------------------------------------


In addition to the Separate Account, you may allocate premiums or transfer values to the Guaranteed Interest Account. Amounts you allocate to the Guaranteed Interest Account are deposited in our general account. You do not share in the investment experience of our general account. Rather, we guarantee a minimum rate of return on the allocated amounts. Although we are not obligated to credit interest at a higher rate than the minimum, we may credit any excess interest as determined by us based on expected investment yield information.


We reserve the right to limit total deposits to the Guaranteed Interest Account to no more than $250,000 during any one-week period per policy.

You may make transfers into the Guaranteed Interest Account at any time. In general, you may make only one transfer per year from the Guaranteed Interest Account. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the policy value in the non-loaned portion of the Guaranteed Interest Account as of the date of the transfer. You may transfer the total value out of the Guaranteed Interest Account to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

[diamond] First Year:     25% of the total value
[diamond] Second Year:    33% of remaining value
[diamond] Third Year:     50% of remaining value
[diamond] Fourth Year:    100% of remaining value

Transfers from the Guaranteed Interest Account may also be subject to other rules as described in this prospectus.


Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the U.S. Securities and Exchange Commission ("SEC") has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.


CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL
Charges affect your policy value and the amount you may receive from your policy.

We make deductions to compensate us for our various expenses in selling, maintaining, underwriting and issuing the policy and guaranteeing the insurance benefits.

CHARGES DEDUCTED FROM PREMIUM PAYMENTS

PREMIUM EXPENSE CHARGE
We deduct a charge of 6% from each premium payment to the policy that we use to reimburse the Company for a variety of expenses we incur in selling the policy (e.g., commissions, advertising and printing).

PERIODIC CHARGES

MONTHLY CHARGES
We make monthly deductions on each monthly calculation day from the subaccounts and the non-loaned portion of the Guaranteed Interest Account according to your specified allocation schedule. You initially choose this schedule in your application, but can change it later. Should any of the investment options on your schedule become depleted, we will proportionally increase the deduction from the remaining investment options.

COST OF INSURANCE. We determine this charge by multiplying the appropriate cost of insurance rate by the amount at risk. The amount at risk is the difference between your policy's death benefit and your policy value. We generally base our rates on gender, attained age, and risk class. We also consider the duration, or how long the policy has been in force. We are not permitted to consider gender as a factor in some states and under certain qualified plans. We base the actual monthly cost of insurance charge on what we expect our future mortality experiences will be. Charges will not exceed the guaranteed cost of insurance rates set forth in your policy. The guaranteed maximum rates are equal to 100% of the 1980 Commissioners Standard Ordinary ("CSO") Mortality Table, adjusted for risk classifications. We will apply any change in our cost of insurance rates uniformly to all persons of the same gender, insurance age and risk class whose policies have been in force for the same length of time. We currently insure lives as either standard risk class or a risk class involving a higher mortality risk. We determine your risk class based on your health and the medical information you provide. Lives in the standard risk classes will have a lower cost of insurance for otherwise identical policies, than lives in the higher mortality risk classes. Nonsmokers will generally incur a lower cost of insurance than will similarly situated smokers.

MORTALITY AND EXPENSE RISK CHARGE
We assume a mortality risk that, as a whole, the people we insure may die sooner than expected. We would then pay greater total death benefits than we had expected.

We assume an expense risk that expenses we incur in issuing and maintaining the policies may exceed the administrative charges expected for the policies.

If the expenses do not exceed the charges, or if our mortality projections prove to be accurate, we may profit from this charge. We may use profits from this charge for any proper purpose, including the payment of sales expenses or any other expenses that may exceed income in a given year.

During the first ten policy years, your policy will pay a mortality and expense risk charge equal to .075% of the average daily balance in the subaccounts for the month on each monthly calculation day. As of the date of this prospectus, we offer reduced mortality and expense risk charges to policies that meet certain criteria beginning in policy year 11. These rates are not guaranteed, Beginning in policy year 11, your policy will pay a mortality and expense risk charge that depends on how your non-loaned policy value compares to your policy's face amount. Non-loaned policy values above certain amounts (thresholds) qualify you for more favorable (lower) charges. Thresholds for lower charges beginning in policy year 11 depend on the policy option you choose as outlined in the following chart.

------------------------ ----------------------------------
                          POLICY YEAR 1 THROUGH 10 MONTHLY
                          MORTALITY & EXPENSE RISK CHARGES
                           FOR ALL POLICY OPTIONS DEDUCTED
                                FROM THE SUBACCOUNTS
------------------------ ----------------------------------
   All policy values                   .075%
------------------------ ----------------------------------
   NON-LOANED POLICY          POLICY YEAR 11 AND AFTER
 VALUE AS A PERCENTAGE          MONTHLY MORTALITY &
 OF TOTAL POLICY FACE     EXPENSE RISK CHARGES2 DEDUCTED
        AMOUNT(1)              FROM THE SUBACCOUNTS
------------------------ ----------- ---------- -----------
                          OPTION A    OPTION B   OPTION C
------------------------ ----------- ---------- -----------
less than 40%              .075%      .075%       .075%
------------------------ ----------- ---------- -----------
greater than or equal
to 40%, but less than
60%                         .050%      .055%       .060%
------------------------ ----------- ---------- -----------
60% or more                .025%      .050%       .055%
------------------------ ----------- ---------- -----------

(1) Total policy face amount is the sum of the base policy face amount plus the face amount of any Individual Term rider you elect.
(2)  These rates are current and are not guaranteed.


COST OF OPTIONAL INSURANCE FEATURES (RIDERS). Some of the available rider benefits you may choose incur an additional monthly charge. These options are available only if approved in your state.

The Phoenix Edge(R) - VUL policy has four riders available at no additional charge:


[diamond] LifePlan Options Rider.

[diamond] Non-Transferable General Account Rider.

[diamond] Cash Value Accumulation Test Amendment must be elected irrevocably at issue, and is automatically attached to policies that have the Guaranteed Death Benefit Rider.

[diamond] Living Benefits Rider. We can make an accelerated payment of up to 75% of the policy's death benefit (up to a maximum of $250.000) should the person insured becomes terminally ill, subject to certain conditions. The policy's face amount following the accelerated payment must be at least $10,000.

We charge for providing benefits under the following riders:

[diamond] Individual Term Rider charges vary based on age, gender, risk classification and rider face amount. Charges will increase as the insured person ages.

[diamond] Guaranteed Death Benefit Rider charge is $0.03 per $1,000 of total face amount. Total face amount is the base policy face amount plus the face amount of any Individual Term Rider.

[diamond] Accidental Death Benefit Rider charges vary based on the insured person's age and risk classification as well as the specified benefit.

[diamond] Child Term Rider charges vary based on the age and gender of the child and the specified face amount.

[diamond] Family Term Rider charges vary based on the age(s), and risk classification(s) of the covered family members and the specified face amount of the rider.

[diamond] Additional Purchase Option Rider charges vary based on age, and risk classification of the person insured and on the number of units of coverage purchased.

LOAN INTEREST CHARGED
We charge your policy for outstanding loans at the rates illustrated in the tables below. As shown, the rate we charge your policy is higher than the rate we credit the loaned portion of the Guaranteed Interest Account.

------------ ----------------------- ----------------------
               LOAN INTEREST RATE      RATE WE CREDIT THE
                                       LOANED PORTION OF
                                         THE GUARANTEED
                     CHARGED            INTEREST ACCOUNT
------------ ----------- ----------- ---------- -----------
POLICY          MOST         NJ        MOST         NJ
YEARS:         STATES      AND TX     STATES      AND TX
------------ ----------- ----------- ---------- -----------
1-10             4%          5%         2%          3%
------------ ----------- ----------- ---------- -----------
11-16            3%          4%         2%          3%
------------ ----------- ----------- ---------- -----------
16+              2%          3%         2%          3%
------------ ----------- ----------- ---------- -----------

Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.

CONDITIONAL CHARGES
We impose some other charges only if certain events occur:

[diamond] SURRENDER CHARGE. The surrender charge applies if you surrender the policy for its cash surrender value or allow the policy to lapse. Your choice of Policy Option determines your surrender charge schedule. The maximum surrender charges that your policy might pay in a given policy year are illustrated in the following Surrender Charge Table. The amount you would actually pay depends on the policy month and may be less than shown. The actual surrender charge will never exceed policy value, therefore, we will never require you to submit an additional payment in order to surrender your policy. We will provide a complete month-by-month surrender charge table in your policy's schedule pages.

    --------------------------------------------------------
                    SURRENDER CHARGE TABLE
    --------------------------------------------------------
        POLICY        SURRENDER CHARGE AS A PERCENTAGE OF
        YEARS                        TAP*

                      Policy       Policy         Policy
                     Option A     Option B       Option C
          1            200%         150%           75%
          2            200%         150%           75%
          3            200%         150%           75%
          4            200%         150%           72%
          5            200%         150%           34%
          6            200%         147%            0%
          7            200%         111%            0%
          8            196%          75%            0%
          9            166%          39%            0%
          10           142%          16%            0%
          11           118%          0%             0%
          12           94%           0%             0%
          13           70%           0%             0%
          14           46%           0%             0%
          15           22%           0%             0%
        16 on           0%           0%             0%

    * TAP (Target Annual Premium) is established at the time of policy issue and is the greater of (a) the level premium required to mature the policy computed at an interest rate of 6.5% assuming current mortality and expense risk charges and (b) $1,200. We will provide you with a table of surrender charges before we issue your policy.

[diamond] PARTIAL SURRENDER CHARGE (FACE AMOUNT DECREASE). A pro rata portion of the surrender charge will be deducted from your policy value in direct proportion to any decrease in face amount. Face amount reductions may result if you request a decrease in face amount, request a death benefit option change or make a partial withdrawal.

[diamond] PARTIAL WITHDRAWAL FEE. Should you withdraw a portion of your policy value, we may deduct a $25 fee from your policy value. A portion of the surrender charge may also apply.

[diamond] SAMPLE SURRENDER CHARGES FOR POLICY OPTION A. We provide the first year surrender charge calculations in order to illustrate how the Target Annual Premium (TAP) and the surrender charge can vary in relation to the insured persons' ages and gender. The examples given are for a non-smokers.

          The sample policy's initial face amount is $1 million.

------------------------ ----------------- -----------------
    PERSON INSURED        TARGET ANNUAL       FIRST YEAR
---------- -------------     PREMIUM          SURRENDER
   AGE        GENDER          (TAP)            CHARGE*
---------- ------------- ----------------- -----------------
   45        Male             $8,705           $17,409
---------- ------------- ----------------- -----------------
   45        Female           $7,137           $14,314
---------- ------------- ----------------- -----------------
   55        Male            $14,330           $28,659
---------- ------------- ----------------- -----------------
   55        Female          $12,116           $24,232
---------- ------------- ----------------- -----------------
   65        Male            $23,951           $47,901
---------- ------------- ----------------- -----------------
   65        Female          $19,407           $38,954
---------- ------------- ----------------- -----------------


* The first year surrender charge is equal to two times TAP, subject to maximums permitted under state insurance law.


          The actual surrender charge you will pay can never be more than your policy value. We will never require you to make an additional payment in order to surrender your policy.

[diamond] TRANSFER CHARGE. Currently we do not charge for transfers between subaccounts, however we reserve the right to charge up to $20 for each transfer in excess of twelve each calendar year.

OTHER TAX CHARGES

Currently no charge is made against the Separate Account for federal income taxes that may be attributable to the Separate Account. The Separate Account may, however, make such a charge in the future for these or any other taxes attributable to the Separate Account, should the Separate Account become liable for such taxes.


FUND CHARGES
As compensation for investment management services to the funds, the advisors are entitled to fees, payable monthly and based on an annual percentage of the average aggregate daily net asset values of each series. We provide a table of these charges in Appendix A.

These fund charges and other expenses are described more fully in the accompanying fund prospectuses.

CHARGE REDUCTIONS
We may reduce or eliminate charges we normally assess if we expect that the size or nature of a policy will lower our costs associated with the policy.

THE POLICY
--------------------------------------------------------------------------------

CONTRACT RIGHTS: OWNER, INSURED, BENEFICIARY

OWNER
The owner is the person named in the application for the policy and who will generally make the choices that determine how the policy operates while it is in force. When we use the terms "you" or "your" in this prospectus, we are referring to the owner.

INSURED
The insured is the person on whose life the policy is issued. You name this person in the application for the policy. We will not issue a policy if the person to be insured is 86 or older We will require that you provide evidence that the person to be insured is, in fact, insurable. This will usually require a medical examination.

BENEFICIARY
The beneficiary is the person you name in the application to receive any death benefit. You may name different classes of beneficiaries, such as primary and contingent. These classes will set the order of payment.

Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before the insured dies by sending a written request to VULA. Generally, the change will take effect as of the date your request is signed.

If no beneficiary is living when the person insured dies we will pay you the death benefit, unless you have given us other instructions; or, if you are no longer living, we will pay the death benefit to your estate.

CONTRACT LIMITATIONS

ASSIGNMENT
You may assign the policy. We will not be bound by such assignment until we receive a written copy of the assignment at VULA, nor will we be liable for any payment we make before then. We assume no responsibility for determining whether an assignment is valid.

PURCHASING A POLICY

UNDERWRITING PROCEDURES
We base our rates on the insured person's gender, attained age and risk class. We also consider the duration, or how long the policy has been in force. We may require certain medical information in order to determine the risk class of the person to be insured. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

We will accept payment with your application and allocate the premium as described below. We retain the right to refuse to process your application within seven days after we receive it. Should we decline to process your application, we will return the premium you paid. We retain the right to decline to issue your policy even if we have approved your application for processing. Should we decline to issue your policy, we will refund to you the same amount we would refund had the policy been issued and returned during your "right to cancel" period.

ELIGIBLE PURCHASERS
You may purchase a policy on the life of any person as long as you are at least 18 years old, and have an insurable interest in the life to be insured. You must also have the consent of the person to be insured.

PREMIUM PAYMENTS

The Phoenix Edge(R) - VUL is a flexible premium variable universal life insurance policy. It has a death benefit, cash surrender value and a loan privilege, as does a traditional fixed benefit whole life policy. The policy differs from a fixed benefit whole life policy, however, because you may allocate your premium into one or more of several subaccounts of the Separate Account or the Guaranteed Interest Account. Each subaccount of the Separate Account, in turn, invests its assets exclusively in a portfolio of the funds. The policy value varies according to the investment performance of the series to which premiums have been allocated.


A number of factors concerning the person insured and the policy features you desire will affect our required issue premium. The age, gender, and risk class can affect the issue premium, as can policy features such as the face amount and added benefits.

The issue premium is due on the policy date. The insured person must be alive when the issue premium is paid. You should deliver the issue premium payment to your registered representative, who will forward it to our underwriting department.

We will generally allocate the issue premium, less applicable charges, according to your instructions when we receive your completed application. We may issue some policies with a Temporary Money Market Allocation Amendment. Under this amendment we allocate the net issue premium and the net of other premiums paid during your right to cancel period to the Phoenix-Goodwin Money Market subaccount. When your right to cancel expires we allocate the policy value among the subaccounts and/or the Guaranteed Interest Account according to your instructions. We may use the Temporary Money Market Allocation Amendment depending on the state of issue and under certain other circumstances.

We reduce premium payments by the premium expense charge before we apply them to your policy. We will apply this net premium among your chosen investment options. We will buy any subaccount units at the subaccount unit values next calculated after we receive the premium. We establish maximum premium limits and may change them from time to time. You may make additional premium payments at any time. The minimum premium payment during a grace period is the amount needed to prevent policy lapse. At all other times the minimum acceptable payment is $25. The policy contains a total premium limit as shown on the schedule page. This limit is applied to the sum of all premiums paid under the policy. If the total premium limit is exceeded, the policy owner will receive the excess, with interest at an annual rate of not less than 4%, not later than 60 days after the end of the policy year in which the limit was exceeded. The policy value will then be adjusted to reflect the refund. To pay such refund, amounts taken from each subaccount or the Guaranteed Interest Account will be done in the same manner as for monthly deductions. You may write to us and give us different instructions. The total premium limit may be exceeded if additional premium is needed to prevent lapse or if we subsequently determine that additional premium would be permitted by federal laws or regulations.

PAYMENT BY CHECK
We may wait to credit your policy if you pay by check until your check has cleared your bank.

AUTOMATED PAYMENTS
You may elect to have us deduct periodic premium payments directly from your bank account. The minimum we will withdraw under such a plan is $25 per month.

ALLOCATION OF PREMIUM

We will generally allocate the issue premium less applicable charges to the Separate Account or to the Guaranteed Interest Account upon receipt of a completed application, in accordance with the allocation instructions in the application for a policy. However, policies issued in certain states and policies issued in certain states pursuant to applications which state the policy is intended to replace existing insurance, are issued with a Temporary Money Market Allocation Amendment. Under this Amendment, we temporarily allocate the entire issue premium paid less applicable charges (along with any other premiums paid during your right to cancel period) to the Phoenix-Goodwin Money Market Subaccount of the Separate Account and, at the expiration of the right to cancel period, the policy value of the Phoenix-Goodwin Money Market Subaccount is allocated among the subaccounts of the Separate Account or to the Guaranteed Interest Account in accordance with the applicant's allocation instructions in the application for insurance.


Premium payments received by us will be reduced by the premium expense change. The issue premium also will be reduced by the issue expense charge deducted in equal monthly installments over a 12-month period. Any unpaid balance of the issue expense charge will be paid to PHL Variable upon policy lapse or termination.


Premium payments received during a grace period, after deduction of the premium expense charge and the issue expense charge, will first be used to cover any monthly deductions during the grace period. Any balance will be applied on the payment date to the various subaccounts of the Separate Account or to the Guaranteed Interest Account, based on the premium allocation schedule elected in the application for the policy or by your most recent instructions. See "Transfer of Policy Value--Nonsystematic Transfers."


POLICY REFUND
Should you elect to return your policy under your right to cancel we will treat your policy as if we had never issued it. For policies other than those issued with a Temporary Money Market Allocation Amendment, we will return the sum of the following as of the date we receive the returned policy:

1) the current policy value less any unpaid loans and loan interest; plus

2) any monthly deductions, partial surrender fees and other charges made under the policy.

For policies issued with the Temporary Money Market Amendment, the amount returned will equal any premiums paid less any unpaid loans and loan interest and less any partial surrender amounts paid.


We retain the right to decline to process an application within seven days of our receipt of the completed application for insurance. If we decline to process the application, we will return the premium paid. Even if we have approved the application for processing, we retain the right to decline to issue the policy. If we decline to issue the policy, we will refund to you the same amount as would have been refunded under the policy had it been issued but returned for refund while you have your right to cancel.


GENERAL
--------------------------------------------------------------------------------

POSTPONEMENT OF PAYMENTS
We may postpone payment of surrenders, partial withdrawals, policy loan or death benefits under certain circumstances. We may also postpone subaccount transfers under any of the following circumstances:

[diamond] We may postpone for up to six months, payment for any transaction that depends on the value of the Guaranteed Interest Account.


[diamond] We may postpone payment whenever the NYSE is closed other than for customary weekend and holiday closings, trading on the NYSE is restricted, on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day); or

[diamond] When the SEC decides an emergency exists and the sale of securities or the determination of the value of securities in the Separate Account is not reasonably practicable.


Transfers also may be postponed under these circumstances.

OPTIONAL INSURANCE BENEFITS
You may elect additional benefits by selecting available riders under a policy. You may cancel these riders at any time. We may deduct a charge for each additional rider you choose. If you choose any of these riders, we will provide more details in the form of a rider attached to the policy. The following riders are currently available (if approved in your state). We may make additional riders available in future.


[diamond] INDIVIDUAL TERM. This rider provides additional term insurance coverage until the insured person reaches age 100. The face amount of the term insurance may be level or increasing. The initial rider death benefit is limited to four times the policy's initial face amount. We assess a monthly charge for this rider.


[diamond] GUARANTEED DEATH BENEFIT. While it is in effect and Death Benefit
          Option 1 is in effect, This rider guarantees the face amount of coverage even if you have insufficient policy value to cover the monthly deduction.

          We will set a monthly guarantee premium based on the insured person's age, gender and risk class, the policy's face amount and the rider's coverage period. In general, the total premiums you have paid, reduced by any partial withdrawals and outstanding debt, must be greater than or equal to the sum total of all monthly guarantee premiums since issue. Please refer to the rider contract form for details. We assess a monthly charge while the rider remains in effect.

[diamond] LIFEPLAN OPTIONS. At specified 5th, 10th and 15th year policy anniversaries, subject to various limitations as set forth in the rider, the following favorable policy options may be exercised or elected:

          1) An option to increase the total face amount of the policy by up to $1,000,000 without a medical exam requirement, while other traditional underwriting rules will still apply.

          2) An option to reduce the base policy face amount up to 50% without incurring a partial surrender charge.

          3) An option to exchange the policy for an annuity without incurring a surrender charge. This option is not available until 90 days prior to the 10th policy anniversary.


             We do not charge for this rider. This rider is only available for policies of $1 million face amount or more. For policies issued on or after September 3, 2002, this Rider is not available with any policy issued as part of a qualified plan.


[diamond] ACCIDENTAL DEATH BENEFIT. This rider will provide an additional death benefit if the insured person dies as the result of accidental injuries. This rider expires on the policy anniversary nearest the insured person's 75th birthday. The rider contract form contains terms and conditions.

          We assess a monthly charge for this rider.

[diamond] DISABILITY BENEFIT. This rider will provide a specified monthly credit to your policy if the insured person becomes totally disabled.

          We will credit your policy each month while the disability persists until the policy anniversary nearest the insured's 65th birthday, or for one year if the disability commenced less than one year before the aforementioned policy anniversary.

          In addition, should the insured person become and remain totally disabled during the five years leading up to the normal termination date of the rider, we will continue to credit the policy beyond age 65.

          We assess a monthly charge for this rider.

[diamond] NON TRANSFERABLE GENERAL ACCOUNT. This rider permits you to permanently transfer your policy value to the Non Transferable General Account in order to get guaranteed principal and credited interest payments. It is available beginning in the 16th policy year. We do not charge for this rider.

[diamond] CHILD TERM. This rider provides annually renewable term coverage on the insured person's children who are between 14 days old and age 18. The term insurance is renewable to age 25. Each child will be insured under a separate rider and the amount of insurance must be the same. You may convert coverage to a new variable or universal life insurance policy that we have available prior to your policy anniversary nearest the insured child's 25th birthday. The new policy will be subject to our minimum issue requirements.

          We assess a monthly charge for this rider.

[diamond] FAMILY TERM. This rider provides annually renewable term insurance coverage to age 70 on the insured person or members of the insured person's immediate family who are at least 18 years of age. The rider is fully convertible through age 65 for each covered person to a new variable or universal life insurance policy that we have available. The new policy will be subject to our minimum issue requirements.

          We assess a monthly charge for this rider.

[diamond] CASH VALUE ACCUMULATION TEST AMENDMENT. This rider generally permits you to pay more in premium than otherwise would be permitted. This rider must be elected before the policy is issued and will continue in effect for the life of the policy. We do not charge for this rider.

[diamond] ADDITIONAL PURCHASE OPTION. Under this rider you may, at predetermined future dates, purchase additional insurance protection without evidence of insurability. We assess a monthly charge for this rider.

[diamond] ACCELERATED BENEFITS. Under certain conditions, in the event of the terminal illness of the insured, an accelerated payment of up to 75% of the policy's death benefit (up to a maximum of $250,000) is available. The minimum face amount of the policy after any such accelerated benefit payment is $10,000. We do not charge for this rider.

DEATH BENEFIT
You choose your Death Benefit Option when you apply for your policy, and are permitted to change it. If you fail to choose, we will use Death Benefit Option 1.

Death Benefit Option 1 will pay the policy's face amount on the date of the insured person's death but not less than the minimum death benefit.

Death Benefit Option 2 will pay the policy's face amount plus the policy value on the date of the insured person's death but not less than the minimum death benefit.

We will determine the minimum death benefit by increasing the policy value on the date of death using the applicable percentage as shown by a table in your policy. The applicable percentage will be based on the insured person's attained age at the beginning of the policy year in which death occurs.

Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.

PARTIAL SURRENDER AND DECREASES IN FACE AMOUNT: EFFECT ON DEATH BENEFIT
A partial surrender or a decrease in face amount generally decreases the death benefit. Upon a decrease in face amount or partial surrender, a partial surrender charge may be deducted from policy value based on the amount of the decrease or partial surrender. A decrease in face amount reduces the death benefit on the next monthly calculation day. A partial surrender reduces the death benefit immediately. A decrease in the death benefit may have tax consequences.

INCREASES IN FACE AMOUNT
You may request that we increase the face amount of your policy at any time the policy is in force. You must make your request in writing and provide evidence of insurability.

We generally require a minimum increase of $25,000. The increase takes effect on the next policy anniversary. We will not permit a face amount increase after the insured person reaches age 86. We charge $1.50 per $1,000 of added face amount up to a maximum of $600. We will deduct 1/12th of this charge each month for the year following a face amount increase.

We will increase the monthly cost of insurance deductions as a result of a face amount increase. Therefore, your cash surrender value must be sufficient to pay the monthly deduction or we will require an additional premium.

A new surrender charge schedule will apply to any increase in face amount.

For a discussion of possible implications of a material change in the policy resulting from the increase, see "Modified Endowment Contracts--Material Change Rules."

REQUESTS FOR DECREASE IN FACE AMOUNT
You may request a decrease in face amount at any time after the first policy year. Unless we agree otherwise, the decrease must be at least $25,000 and the face amount remaining after the decrease must be at least $25,000. All face amount decrease requests must be in writing and will be effective on the first monthly calculation day following the date we approve the request. A partial surrender charge will be deducted from the policy value based on the amount of the decrease. The charge will equal the applicable surrender charge that would apply to a full surrender multiplied by a fraction. The fraction is equal to the decrease in face amount divided by the face amount of the policy before the decrease.

PAYMENT OF PROCEEDS
--------------------------------------------------------------------------------

SURRENDER AND DEATH BENEFIT PROCEEDS

We will process death benefits and full or partial surrenders at values next computed after we receive the request for surrender or due proof of death, provided such request is complete and in good order. Payment of surrender or death proceeds usually will be made in one lump sum within seven days, unless another payment option has been elected. Payment of the death proceeds, however, may be delayed if the claim for payment of the death proceeds needs to be investigated; e.g., to ensure payment of the proper amount to the proper payee. Any such delay will not be beyond that reasonably necessary to investigate such claims consistent with insurance practices customary in the life insurance industry. Under this policy, the death proceeds will be paid when the insured person dies.


You may elect a payment option for payment of the death proceeds to the beneficiary. You may revoke or change a prior election, unless such right has been waived. The beneficiary may make or change an election before payment of the death proceeds, unless you have made an election that does not permit such further election or changes by the beneficiary.

A written request in a form satisfactory to us is required to elect, change or revoke a payment option.

The minimum amount of surrender or death proceeds that may be applied under any payment option is $1,000.

If the policy is assigned as collateral security, we will pay any amount due the assignee in one lump sum. Any remaining proceeds will remain under the option elected.

PAYMENT AMOUNT
We will make the death benefit payment based on the death benefit option in effect at the time.

-------------------------- -----------------------------------
                           Value we apply to payment option
-------------------------- -----------------------------------
Death Benefit Option 1     Policy face amount
-------------------------- -----------------------------------
Death Benefit Option 2     Policy face amount plus policy
                           value
-------------------------- -----------------------------------

We will pay the minimum death benefit if it is greater under your chosen option. We will reduce the amount of death benefit payment by the amount of any outstanding loans and loan interest.

The cash surrender value is the policy value reduced by outstanding loans and loan interest and any applicable surrender charge.

PAYMENT OPTIONS
All or part of the surrender or death proceeds of a policy may be applied under one or more of the following payment options. We may offer other payment options or alternative versions of these options in future. Your policy will have more information about the payment options.

PAYMENT OPTION 1--LUMP SUM
We pay all proceeds as one sum.

PAYMENT OPTION 2--LEFT TO EARN INTEREST
We pay interest on the principal for the beneficiary's lifetime. We guarantee an annual interest rate of at least 3%.

PAYMENT OPTION 3--PAYMENT FOR A SPECIFIC PERIOD
We pay equal installments for a specified period whether the payee lives or dies. We make the first payment on the date of settlement. We guarantee an annual assumed interest rate on the unpaid balance of at least 3%.

PAYMENT OPTION 4--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
We will pay equal installments for the specified period certain, and continue to make payments as long as the payee lives. There is a choice of three period certains:


[diamond] ten years; or


[diamond] 20 years; or

[diamond] until the installments paid refund the amount applied under this option.

If the payee is not living when the final payment falls due, that payment will be limited to the amount which needs to be added to the payments already made to equal the amount applied under this option.

If, for the age of the payee, a period certain is chosen that is shorter than another period certain paying the same installment amount, we will consider the longer period certain as having been elected.

We will use an annual interest rate of at least 3% to compute payments for any life annuity with period certain.

PAYMENT OPTION 5--LIFE ANNUITY
We pay equal installments to the payee for life beginning on the date of settlement. When the payee dies we will make no more payments of any kind. We will use a guaranteed annual interest rate of at least 3% to compute payments under this option.

PAYMENT OPTION 6--PAYMENTS OF A SPECIFIED AMOUNT
We pay equal installments out of the principal and interest on that principal until the principal remaining is less than the amount of the installment. We then make a final payment of the remaining principal and interest. We pay the first installment on the date of settlement. Payments will include interest on the remaining principal at a guaranteed annual rate of at least 3%. We will credit interest at the end of each year. Should the interest credited at the end of the year exceed the income payments made in the preceding 12 months, we will pay the excess in one sum.

PAYMENT OPTION 7--JOINT SURVIVORSHIP ANNUITY WITH 10-YEAR PERIOD CERTAIN
We pay equal installments beginning on the settlement date for a minimum of ten years continuing thereafter as long as either payee is alive. Should both payees die before the 10-year period certain ends, we will make the remaining payments to their beneficiaries.

The younger payee must be at least 40 years old. We will use a guaranteed annual interest rate of at least 3% to compute payments under this option.

SURRENDERS
You may take a full or partial surrender of your policy at any time as long as insured person is living and the policy is in force. The amount available for surrender will be the cash surrender value at the end of the valuation period during which we receive the surrender request.


We generally pay a surrendered amount within seven days of receiving your written request in good order. You may choose to receive a surrendered amount in a lump sum or you may apply it to any of our available payment options. We may postpone surrender payments under certain circumstances.


FULL SURRENDERS
You may fully surrender your policy by sending the policy to us along with the written release and surrender of all claims in a form satisfactory to us at VPMO.

PARTIAL SURRENDERS
You may receive a part of the policy's cash surrender value by requesting a partial surrender of the policy. You must submit a written request to VPMO. We may require you to return your policy before we make payment. A partial surrender will be effective on the date we receive your written request and the returned policy, if required.

We do not normally permit partial surrenders of less than $500 or if the resulting death benefit would be less than $25,000. We may require you to surrender the entire value allocated to an investment option if the partial surrender would result in a value below $500 in that investment option.

You may choose in what proportions we deduct the following amounts from among your investment options. If you do not choose we will make the deductions in the same manner as for monthly deductions. A partial surrender will reduce your policy value by the sum of the:


o Partial Surrender Amount - the portion of the cash surrender value you choose, but not less than $500; plus

o Partial Surrender Fee of $25; plus

o Pro rated Surrender Charge. We deduct a pro rata portion of the surrender charge that would apply to a full surrender.

We will reduce your policy's cash value by the partial surrender amount paid plus the partial surrender fee. If your policy has Death Benefit Option 1, we will reduce your policy's face amount by the same amounts as described above for the reduction of policy value.


TRANSFER OF POLICY VALUE

TRANSFERS
You may transfer your policy value among the available investment options and make changes to your premium payment allocations by either writing to VPMO or calling VULA between the hours of 8:30 AM and 4:00 PM, Eastern Time. (The appropriate address and telephone number are on page 1.) We will execute a written request the day we receive it at VPMO. We will execute telephone transfers on the day you make the request except as noted below.


We do not charge for transfers at this time. However, we reserve the right to charge a fee of $20 for each transfer after your first twelve transfers in a policy year. Should we begin imposing this charge, we would not count transfers made under a Systematic Transfer Program toward the twelve-transfer limit.


TELEPHONE TRANSFERS

You may permit your registered representative to submit transfer requests on your behalf.


PHL Variable and PEPCO, our national distributor, will use reasonable procedures to confirm that telephone instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all telephone transfers. PHL Variable and PEPCO may be liable for following unauthorized telephone instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that PHL Variable and PEPCO reasonably believe to be genuine.

We may modify or terminate your telephone transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

TRANSFER RESTRICTIONS
We do not permit transfers of less than $500 unless either

o the entire balance in the subaccount or the Guaranteed Interest Account is being transferred; or

o    the transfer is part of a Systematic Transfer Program.

We reserve the right to prohibit a transfer to any subaccount if the value of your investment in that subaccount immediately after the transfer would be less than $500. We further reserve the right to require that the entire balance of a subaccount or the Guaranteed Interest Account be transferred if the value of your investment in that subaccount immediately after the transfer, would be less than $500.

You may make only one transfer per policy year from the non-loaned portion of the Guaranteed Interest Account unless the transfers are made as part of a Systematic Transfer Program or unless we agree to make an exception to this rule. The amount you may transfer is limited to the greater of $1,000 or 25% of the value of the non-loaned portion of the Guaranteed Interest Account. You may transfer policy value into the Guaranteed Interest Account at anytime.

We reserve the right to limit the number of subaccounts you may invest in to a total of 18 at any one time or over the life of the policy. We may limit you to fewer than 18 if federal or state law requires us to do so.


DISRUPTIVE TRADING AND MARKET TIMING
Your ability to make transfers among subaccounts under the Contract is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other Contract owners.

Frequent purchases, redemptions and transfers, programmed transfers, transfers into and then out of a subaccount in a short period of time, and transfers of large amounts at one time ("Disruptive Trading") can have harmful effects for other Contract owners. These risks and harmful effects include:

[diamond] dilution of the interests of long-term investors in a subaccount, if market timers or others transfer into the subaccount at prices that are below the true value or transfer out of the subaccount at prices that are higher than the true value;

[diamond] an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

[diamond] increased brokerage and administrative expenses.

To protect our Contract owners and the underlying funds from Disruptive Trading, we have adopted certain market timing policies and procedures, which are described in greater detail in the Statement of Additional Information.


We will not accept batches of transfer instructions from registered representatives acting under powers of attorney for multiple policy owners, unless the registered representative's broker-dealer firm and PHL Variable have entered into a third-party transfer service agreement. If we reject a transfer request for any of these reasons, we will notify you of our decision in writing.

If your policy is issued with a Temporary Money Market Allocation Amendment, you may not make any transfers until your right to cancel the policy expires.

SYSTEMATIC TRANSFER PROGRAMS
You may elect a systematic transfer program that we offer under the policy. We reserve the right to change, eliminate or add optional programs subject to applicable laws.

We base transfers under a Systematic Transfer Program on the subaccount values on the first day of the month following our receipt of your transfer request. Should the first day of the month fall on a holiday or weekend, we will process the transfer on the next business day. You may have only one program in effect at a time.

DOLLAR COST AVERAGING PROGRAM: Dollar Cost Averaging periodically transfers policy value from one of the subaccounts or from the Guaranteed Interest Account (a "source account") to one or several of the available subaccounts ("target subaccounts"). You choose to make these transfers monthly, quarterly, semiannually or annually. The minimums you may transfer from the source account are:

[diamond] $25 monthly               [diamond] $150 semiannually
[diamond] $75 quarterly             [diamond] $300 annually


You must have at least $1,000 in the source account to begin a Dollar Cost Averaging Program. Should the value in the source account fall below the transfer amount, we will transfer the remaining balance and end the Program. Transfers must be made in approximately equal amounts over a minimum of six months. The Dollar Cost Averaging Program is not available if you invest through a bank draft program.


You may start or discontinue this program at any time by submitting a written request to VPMO, or calling VULA (see page 1). Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. The Dollar Cost Averaging Program is not available while the Asset Rebalancing Program is in effect. We do not charge for this program.

ASSET REBALANCING PROGRAM: Under this program, we transfer policy value among the subaccounts to match your chosen allocation percentages. You can choose to have us make these transfers monthly, quarterly, semiannually or annually. We do not permit transfers to or from the Guaranteed Interest Account.

You may start or discontinue this program at any time by submitting a written request to VPMO or calling VULA (see page 1). The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. The

Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect. We do not charge for this program.

POLICY LOANS

You may generally borrow up to 90% of your cash surrender value during the first ten policy years. Beginning in policy year 11, you may be able to borrow more than 90% of your cash surrender value depending on your policy value and the applicable surrender charge. We will count any outstanding loans and loan interest toward the applicable limit. We generally do not allow loans under $500.


When you take a loan, we will take an amount equal to the loan from your investment options as collateral and deposit it to the "loaned portion" of the Guaranteed Interest Account. You may instruct us how to withdraw policy value from your investment options for deposit to the loaned portion of the Guaranteed Interest Account. If you do not instruct us, we will make the withdrawal in the same manner as monthly deductions.

We charge interest on the loan at annual rates given below, compounded daily and payable in arrears:

--------------------- ------------------ ------------------
POLICY YEARS          MOST STATES           NEW JERSEY
                                              & TEXAS
--------------------- ------------------ ------------------
1-10:                      4%                   5%
11-15:                     3%                   4%
16 and after:              2%                   3%
--------------------- ------------------ ------------------

At the end of each policy year, all interest due will be treated as a new loan and will be offset by a transfer from your subaccounts and the non-loaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account.

We credit the loaned portion of the Guaranteed Interest Account with interest at an effective annual rate of 2% (3% in New Jersey and Texas), compounded daily and payable in arrears. At the end of each policy year, or when you repay a loan, the interest credited to the loaned portion of the Guaranteed Interest Account will be transferred to the non-loaned portion of the Guaranteed Interest Account.

You may repay a loan at any time the policy is in force. We apply loan repayments first to pay any outstanding loan interest. We then apply any remaining amount to reduce the loaned portion of the Guaranteed Interest Account and correspondingly increase the non-loaned portion of the Guaranteed Interest Account. If you make a loan repayment that exceeds the remaining loan interest and loan balance, we will apply the excess among the investment options according to your most recent premium allocation schedule on file.

We will use any loan repayment we receive during a grace period first to pay any overdue monthly deductions. We will then apply any remaining balance to reduce loan interest and any loans.

We will apply any payment we receive while you have outstanding loans to reduce loan interest and the loans, unless you designate it as a premium payment.

Failure to repay a policy loan or to pay loan interest will not terminate the policy unless your policy's cash surrender value becomes insufficient to maintain the policy in force.

Policy value for loaned amounts increases at the rate we credit the loaned portion of the Guaranteed Interest Account, whereas non-loaned policy value varies with the investment performance of the chosen subaccounts or at the rate we credit the non-loaned portion of the Guaranteed Interest Account. Loans can also reduce your policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit. The amount available for a full surrender is similarly reduced by the amount of any outstanding loans and loan interest.

The proceeds of policy loans may be subject to federal income tax under some circumstances.

A policy loan will have a permanent effect on the policy value because the investment results of the loaned portion of the Guaranteed Interest Account will differ from that of investment options. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. A policy loan can also have an effect on the policy's death benefit under Death Benefit Option 2 due to any resulting differences in policy value.


Subject to approval in your state, we charge loan interest at an effective annual rate of 2% (3% in New Jersey and Texas) upon the insured reaching an attained age* of 65 or older, but not before policy year 11.

SPECIAL INFORMATION FOR CERTAIN POLICIES ISSUED BEFORE FEBRUARY 13, 2004:

o If the person insured under your policy had not yet reached an attained age* of 51 as of the policy date, your loan interest rate schedule will remain unchanged.

o If the person insured under the policy had reached an attained age of 51 or older as of the policy date, your loan interest rate schedule will be modified to provide a lower interest rate as described above. We will offer you an opportunity to decline the reduced loan interest rate schedule should you be concerned that this policy enhancement could have unintended consequences.

o The decrease in loan interest rate from 3% to 2% (from 4% to 3% in New Jersey or Texas) could constitute a material change under Internal Revenue Code and guidelines issued by the Internal Revenue Service (IRS). A material change could cause the IRS to take the position that an exchange of policy occurred for income tax purposes. Under that scenario, a new seven-pay period would begin for the purpose of determining the status of your policy as Modified Endowment Contract. The new seven-pay period would begin on the effective date of this change.

o You can find out more about Modified Endowment Contracts by reading "Federal Income Tax Information-Modified Endowment Contracts" in the prospectus. We provide more information concerning Material Change

     Rules in the Statement of Additional Information for this prospectus, available free of charge by calling (800) 541-0171. We also recommend that you consult an income tax advisor.


LAPSE
Payment of the issue premium, no matter how large or the payment of additional premiums will not guarantee the policy will remain in force. If you take a partial surrender or a policy loan, it could negatively affect the policy value, and therefore increase the risk of policy lapse.


If, during the first seven policy years, the policy value is less than the monthly deduction, we will allow a grace period of 61 days during which you must pay an amount equal to three times the required monthly deduction to prevent the policy from lapse.

If, at any time after the first seven policy years, the cash value is less than the required monthly deduction, we will allow a grace period of 61 days during which you must pay an amount equal to three times the required monthly deduction to prevent the policy from lapse or the amount required to provide a positive cash surrender value if greater.


If you fail to make the required payment before the 61-day grace period ends, the policy will lapse and expire without value. We will mail you notice at least 15 days and not more than 45 days before any potential lapse will occur.

The policy will remain in force during the grace period however, we will not permit any subaccount transfers, loans, full or partial surrenders. We apply any premium payment we receive during the grace period, less the premium expense charge, to first pay any monthly deductions due during the grace period. We will apply any excess premium according to your current premium allocation schedule.

The death benefit during the grace period is equal to the death benefit immediately before the grace period begins.


FEDERAL INCOME TAX CONSIDERATIONS
--------------------------------------------------------------------------------

INTRODUCTION
This discussion is general in nature and is not intended as income tax advice. We make no attempt to consider any estate and inheritance taxes, or any state, local or other tax laws. Because this discussion is based upon our understanding of federal income tax laws as they are currently interpreted, we cannot guarantee the income tax status of any policy. The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, U.S. Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.

The ultimate effect of federal income taxes on values under the Separate Account and on the economic benefit to you or your beneficiary depends on our income tax status and upon the income tax status of the individual concerned. For complete information on federal and state income tax considerations, an income tax advisor should be consulted.

The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.

INCOME TAX STATUS
We are taxed as a life insurance company under the Internal Revenue Code of 1986 (the "Code"), as amended. For federal income tax purposes, neither the Separate Account nor the Guaranteed Interest Account is a separate entity from Phoenix Life Insurance Company. PHL Variable Insurance Company and Phoenix Life and Annuity Company and their operations form a part of the companies.

Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the value of the Separate Account. Investment income of the Separate Account, including realized net capital gains, is not taxed to us. Due to our income tax status under current provisions of the Code, no charge currently will be made to the Separate Account for our federal income taxes which may be attributable to the Separate Account. We reserve the right to make a deduction for taxes if our federal income tax treatment is determined to be other than what we currently believe it to be, if changes are made affecting the income tax treatment to our variable life insurance contracts, or if changes occur in our income tax status. If imposed, such charge would be equal to the federal income taxes attributable to the investment results of the Separate Account.

POLICY BENEFITS

DEATH BENEFIT PROCEEDS
The policy, whether or not it is a modified endowment contract (see "Modified Endowment Contracts"), should be treated as meeting the definition of a life insurance contract for federal income tax purposes under Section 7702 of the Code. As such, the death benefit proceeds thereunder should be excludable from the gross income of the beneficiary under Code Section 101(a)(1). Also, a policy owner should not be considered to be in constructive receipt of the cash value, including investment income. However, see the sections below on possible taxation of amounts received under the policy, via full surrender, partial surrender or loan. In addition, a benefit paid under a Living Benefits Rider may be taxable as income in the year of receipt.

Code Section 7702 imposes certain conditions with respect to premiums received under a policy. We monitor the premiums to assure compliance with such conditions. However, if the premium limitation is exceeded during the year, we may return the excess premium, with interest, to the policy owner within 60 days after the end of the policy year, and maintain the qualification of the policy as life insurance for federal income tax purposes.

FULL SURRENDER
Upon full surrender of a policy for its cash value, the excess, if any, of the cash value (unreduced by any outstanding indebtedness) over the premiums paid will be treated as ordinary income for federal income tax purposes. The full surrender of a policy that is a modified endowment contract may result in the imposition of an additional 10% tax on any income received.

PARTIAL SURRENDER
If the policy is a modified endowment contract, partial surrenders and other distributions are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts below. If the policy is not a modified endowment contract, partial surrenders still may be taxable, as follows. Code Section 7702(f)(7) provides that where a reduction in death benefits occurs during the first 15 years after a policy is issued and there is a cash distribution associated with that reduction, the policy owner may be taxed on all or a part of that amount distributed. A reduction in death benefits may result from a partial surrender. After 15 years, the proceeds will not be subject to tax, except to the extent such proceeds exceed the total amount of premiums paid but not previously recovered. We suggest you consult with your tax advisor in advance of a proposed decrease in death benefits or a partial surrender as to the portion, if any, which would be subject to tax, and in addition as to the impact such partial surrender might have under the new rules affecting modified endowment contracts. The benefit payment under the Living Benefits Rider is not considered a partial surrender.

LOANS
We believe that any loan received under a policy will be treated as your indebtedness. If the policy is a modified endowment contract, loans are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts. If the policy is not a modified endowment contract, we believe that no part of any loan under a policy will constitute income to you.

The deductibility by a policy owner of loan interest under a policy may be limited under Code Section 264, depending on the circumstances. A policy owner intending to fund premium payments through borrowing should consult an income tax advisor with respect to the tax consequences. Under the "personal" interest limitation provisions of the Code, interest on policy loans used for personal purposes is not tax deductible. Other rules may apply to allow all or part of the interest expense as a deduction if the loan proceeds are used for "trade or business" or "investment" purposes. See your tax advisor for further guidance.

BUSINESS-OWNED POLICIES
If a business or a corporation owns the policy, the Code may impose additional restrictions. The Code limits the interest deduction on business-owned policy loans and may impose tax upon the inside build-up of corporate-owned life insurance policies through the corporate alternative minimum tax.

MODIFIED ENDOWMENT CONTRACTS

GENERAL
Pursuant to Code Section 72(e), loans and other amounts received under modified endowment contracts will, in general, be taxed to the extent of accumulated income (generally, the excess of cash value over premiums paid). Life insurance policies can be modified endowment contracts if they fail to meet what is known as "the 7-pay test."

This test compares your policy to a hypothetical life insurance policy of equal face amount which requires seven equal annual premiums to be "fully paid-up," continuing to provide a level death benefit with no further premiums. A policy becomes a modified endowment contract if, at any time during the first seven years, the cumulative premium paid on the policy exceeds the cumulative premium that would have been paid under the hypothetical policy. Premiums paid during a policy year but which are returned by us with interest within 60 days after the end of the policy year will be excluded from the 7-pay test. A life insurance policy received in exchange for a modified endowment contract will be treated as a modified endowment contract.

REDUCTION IN BENEFITS DURING THE FIRST SEVEN YEARS
If there is a reduction in death benefits or reduction or elimination of any Optional Insurance Benefits previously elected, during the first seven policy years, the premiums are redetermined for purposes of the 7-pay test as if the policy originally had been issued at the reduced death benefit level and the new limitation is applied to the cumulative amount paid for each of the first seven policy years.

DISTRIBUTIONS AFFECTED
If a policy fails to meet the 7-pay test, it is considered a modified endowment contract only as to distributions in the year in which the test is failed and all subsequent policy years. However, distributions made in anticipation of such failure (there is a presumption that distributions made within two years prior to such failure were "made in anticipation") also are considered distributions under a modified endowment contract. If the policy satisfies the 7-pay test for seven years, distributions and loans generally will not be subject to the modified endowment contract rules.

PENALTY TAX
Any amounts taxable under the modified endowment contract rule will be subject to an additional 10% excise tax, with certain exceptions. This additional tax will not apply in the case of distributions that are:

[diamond] made on or after the taxpayer attains age 59 1/2;

[diamond] attributable to the taxpayer's disability (within the meaning of Code
          Section 72(m)(7)); or

[diamond] part of a series of substantially equal periodic payments (not less often than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his beneficiary.

MATERIAL CHANGE RULES
Any determination of whether the policy meets the 7-pay test will begin again any time the policy undergoes a "material change," which includes any increase in death benefits or any increase in or addition of a qualified additional benefit, or any increase in or addition of any rider benefit available as an Optional Insurance Benefit (described above), with the following two exceptions.

[diamond] First, if an increase is attributable to premiums paid "necessary to fund" the lowest death benefit and qualified additional benefits payable in the first seven policy years or to the crediting of interest or dividends with respect to these premiums, the "increase" does not constitute a material change.

[diamond] Second, to the extent provided in regulations, if the death benefit or qualified additional benefit increases as a result of a cost-of-living adjustment based on an established broad-based index specified in the policy, this does not constitute a material change if:

          o the cost-of-living determination period does not exceed the remaining premium payment period under the policy; and

          o the cost-of-living increase is funded ratably over the remaining premium payment period of the policy.

A reduction in death benefits is not considered a material change unless accompanied by a reduction in premium payments.

A material change may occur at any time during the life of the policy (within the first seven years or thereafter), and future taxation of distributions or loans would depend upon whether the policy satisfied the applicable 7-pay test from the time of the material change. An exchange of policies is considered to be a material change for all purposes.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS
All modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same policy owner within the same calendar year will be treated as one modified endowment contract in determining the taxable portion of any loans or distributions made to the policy owner. The U.S. Treasury has been given specific legislative authority to issue regulations to prevent the avoidance of the new distribution rules for modified endowment contracts. A tax advisor should be consulted about the tax consequences of the purchase of more than one modified endowment contract within any calendar year.

LIMITATIONS ON UNREASONABLE MORTALITY AND EXPENSE CHARGES
The Code imposes limitations on unreasonable mortality and expense charges for purposes of ensuring that a policy qualifies as a life insurance contract for federal income tax purposes. The mortality charges taken into account to compute permissible premium levels may not exceed those charges required to be used in determining the federal income tax reserve for the policy, unless U.S. Treasury regulations prescribe a higher level of charge. In addition, the expense charges taken into account under the guideline premium test are required to be reasonable, as defined by the U.S. Treasury regulations. We will comply with the limitations for calculating the premium we are permitted to receive from you.

QUALIFIED PLANS
A policy may be used in conjunction with certain qualified plans. Since the rules governing such use are complex, you should not use the policy in conjunction with a qualified plan until you have consulted a pension consultant or income tax advisor.

DIVERSIFICATION STANDARDS
To comply with the Diversification Regulations under Code Section 817(h), ("Diversification Regulations") each series is required to diversify its investments. The Diversification Regulations generally require that on the last day of each calendar quarter the series' assets be invested in no more than:

[diamond] 55% in any one investment

[diamond] 70% in any two investments

[diamond] 80% in any three investments

[diamond] 90% in any four investments

A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account; therefore, each series will be tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

The general diversification requirements are modified if any of the assets of the Separate Account are direct obligations of the U.S. Treasury. In this case, there is no limit on the investment that may be made in U.S. Treasury securities, and for purposes of determining whether assets other than U.S. Treasury securities are adequately diversified, the generally applicable percentage limitations are increased based on the value of the Separate Account's investment in U.S. Treasury securities. Notwithstanding this modification of the general diversification requirements, the portfolios of the funds will be structured to comply with the general diversification standards because they serve as an investment vehicle for certain variable annuity contracts that must comply with these standards.

In connection with the issuance of the Diversification Regulations, the U.S. Treasury announced that such regulations do not provide guidance concerning the extent to which you may direct your investments to particular divisions of a separate account. It is possible that a revenue ruling or other form of administrative pronouncement in this regard may be issued in the near future. It is not clear, at this time, what such a revenue ruling or other pronouncement will provide. It is possible that the policy may need to be modified to comply with such future U.S. Treasury announcements. For these reasons, we reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of the assets of the Separate Account.

We intend to comply with the Diversification Regulations to assure that the policies continue to qualify as a life insurance contract, for federal income tax purposes.

CHANGE OF OWNERSHIP OR INSURED OR ASSIGNMENT
Changing the policy owner or the insured or an exchange or assignment of the policy may have tax consequences depending on the circumstances. Code Section 1035 provides that a life insurance contract can be exchanged for another life insurance contract, without recognition of gain or loss, assuming that no money or other property is received in the exchange, and that the policies relate to the same Insured. If the surrendered policy is subject to a policy loan, this may be treated as the receipt of money on the exchange. We recommend that any person contemplating such actions seek the advice of an income tax advisor.

OTHER TAXES
Federal estate tax, state and local estate, inheritance and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. We do not make any representations or guarantees regarding the tax consequences of any policy with respect to these types of taxes.

WITHHOLDING
We are required to withhold federal income taxes on the taxable portion of any amounts received under the policy unless you elect to not have any withholding or in certain other circumstances. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. Special withholding rules apply to payments made to nonresident aliens. You are liable for payment of federal income taxes on the taxable portion of any amounts received under the policy. You may be subject to penalties if your withholding or estimated tax payments are insufficient.


FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The financial statements of PHLVIC Variable Universal Life Account (The Phoenix Edge(R) - VUL) at December 31, 2003, and the results of its operations and the changes in its net assets for each of the periods indicated and the financial statements of PHL Variable Insurance Company at December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003 are contained in the Statement of Additional Information (SAI), which you can get free of charge by calling the toll free number given on page one. The financial statements of PHL Variable Insurance Company included herein should be considered only as bearing upon the ability of PHL Variable Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Separate Account or Guaranteed Interest Account rates that we credit during a guarantee period.

APPENDIX A - INVESTMENT OPTIONS
--------------------------------------------------------------------------------

INVESTMENT TYPE

---------------------------------------------------------------------------------------------------------------------------------

                                                                                             Investment Type

                                                              -------------------------------------------------------------------
                                                               Aggressive                          Growth &
                  Series                                        Growth     Conservative   Growth    Income    Income   Specialty
---------------------------------------------------------------------------------------------------------------------------------

Phoenix-Aberdeen International                                                             |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-AIM Mid-Cap Equity                                                                 |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-Alliance/Bernstein Enhanced Index                                                  |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-Alliance/Bernstein Growth + Value                                                  |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-Duff & Phelps Real Estate Securities                                                                              |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-Engemann Capital Growth                                                            |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-Engemann Small & Mid-Cap Growth                          |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-Goodwin Money Market                                                   |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-Goodwin Multi-Sector Fixed Income                                                                      |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-Goodwin Multi-Sector Short Term Bond                                                                   |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-Kayne Rising Dividends                                                                       |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-Kayne Small-Cap Quality Value                                                      |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-Lazard International Equity Select                                                 |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-Lazard Small-Cap Value                                                             |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-Lazard U.S. Multi-Cap                                                              |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-Lord Abbett Bond-Debenture                                                                             |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-Lord Abbett Large-Cap Value                                                                  |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-Lord Abbett Mid-Cap Value                                                          |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-MFS Investors Growth Stock                                                         |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-MFS Investors Trust                                                                          |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-MFS Value                                                                                    |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-Northern Dow 30                                                                    |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-Northern Nasdaq-100 Index(R)                                                       |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-Oakhurst Growth and Income                                                                   |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-Oakhurst Strategic Allocation                                                                |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-Oakhurst Value Equity                                                              |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-Sanford Bernstein Global Value                                                               |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-Sanford Bernstein Mid-Cap Value                                                              |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-Sanford Bernstein Small-Cap Value                                                            |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-Seneca Mid-Cap Growth                                    |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-Seneca Strategic Theme                                                             |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Phoenix-State Street Research Small-Cap Growth                                             |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
AIM V.I. Capital Appreciation Fund                                                         |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
AIM V.I. Premier Equity Fund                                                               |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Alger American Leveraged AllCap Portfolio                                                  |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Federated Fund for U.S. Government Securities II                                                               |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Federated High Income Bond Fund II                                                                   |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
VIP Contrafund(R) Portfolio                                                                |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
VIP Growth Opportunities Portfolio                                                         |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
VIP Growth Portfolio                                                                       |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Mutual Shares Securities Fund                                                                        |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Templeton Foreign Securities Fund                                                          |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Templeton Growth Securities Fund                                                           |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Rydex Variable Trust Juno Fund                                                                                            |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Rydex Variable Trust Nova Fund                                   |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Rydex Variable Trust Sector Rotation Fund                                                                                 |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Scudder VIT EAFE(R) Equity Index Fund                            |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Scudder VIT Equity 500 Index Fund                                                          |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Technology Portfolio                                                                                                      |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Wanger International Select                                      |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Wanger International Small Cap                                   |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Wanger Select                                                                              |X|
------------------------------------------------------------ ------------ -------------- -------- ---------- -------- -----------
Wanger U.S. Smaller Companies                                                              |X|

---------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISORS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Advisors
                                                  ----------------------------------------------------------------------------------
                                                   Phoenix   Phoenix   Duff & Phelps                        Deutsche    Federated
                                                  Investment Variable   Investment    AIM      Fred Alger    Asset      Investment
                                                   Counsel,  Advisors,  Management  Advisors,  Management, Management,  Management
                Series                               Inc.      Inc.         Co.       Inc.        Inc.        Inc.       Company
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                        |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-AIM Mid-Cap Equity                                      |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Alliance/Bernstein Enhanced Index                       |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Alliance/Bernstein Growth + Value                       |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Duff & Phelps Real Estate Securities                               |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Engemann Capital Growth                       |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Engemann Small & Mid-Cap Growth               |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Goodwin Money Market                          |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Goodwin Multi-Sector Fixed Income             |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Goodwin Multi-Sector Short Term Bond          |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------

Phoenix-Kayne Rising Dividends                        |X|

------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Kayne Small-Cap Quality Value                 |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Lazard International Equity Select                      |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Lazard Small-Cap Value                                  |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Lazard U.S. Multi-Cap                                   |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Lord Abbett Bond-Debenture                              |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Lord Abbett Large-Cap Value                             |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Lord Abbett Mid-Cap Value                               |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-MFS Investors Growth Stock                              |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-MFS Investors Trust                                     |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-MFS Value                                               |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Northern Dow 30                                         |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Northern Nasdaq-100 Index(R)                            |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Oakhurst Growth and Income                    |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Oakhurst Strategic Allocation                 |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------

Phoenix-Oakhurst Value Equity                         |X|

------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Sanford Bernstein Global Value                          |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Sanford Bernstein Mid-Cap Value                         |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Sanford Bernstein Small-Cap Value                       |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Seneca Mid-Cap Growth                         |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Seneca Strategic Theme                        |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-State Street Research Small-Cap Growth                  |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
AIM V.I. Capital Appreciation Fund                                                     |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
AIM V.I. Premier Equity Fund                                                           |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Alger American Leveraged AllCap Portfolio                                                        |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Federated Fund for U.S. Government Securities II                                                                         |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Federated High Income Bond Fund II                                                                                       |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
VIP Contrafund(R) Portfolio
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
VIP Growth Opportunities Portfolio
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
VIP Growth Portfolio
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Mutual Shares Securities Fund
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Templeton Foreign Securities Fund
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Templeton Growth Securities Fund
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Rydex Variable Trust Juno Fund
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Rydex Variable Trust Nova Fund
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Rydex Variable Trust Sector Rotation Fund
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Scudder VIT EAFE(R) Equity Index Fund                                                                         |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Scudder VIT Equity 500 Index Fund                                                                             |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Technology Portfolio
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------

Wanger International Select

------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Wanger International Small Cap
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------

Wanger Select

------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Wanger U.S. Smaller Companies
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISORS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Advisors
                                                  ----------------------------------------------------------------------------------
                                                   Fidelity               Morgan
                                                  Management Franklin    Stanley              Templeton    Templeton    Templeton
                                                     and      Mutual    Investment    Rydex     Asset        Global     Investment
                                                   Research  Advisers,  Management    Global  Management,   Advisors     Counsel,
                   Series                          Company     LLC         Inc.      Advisors    Ltd.       Limited        Inc.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-AIM Mid-Cap Equity
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Alliance/Bernstein Enhanced Index
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Alliance/Bernstein Growth + Value
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Duff & Phelps Real Estate Securities
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Engemann Capital Growth
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Engemann Small & Mid-Cap Growth
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Goodwin Money Market
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Goodwin Multi-Sector Fixed Income
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Goodwin Multi-Sector Short Term Bond
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------

Phoenix-Kayne Rising Dividends

------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Kayne Small-Cap Quality Value
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Lazard International Equity Select
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Lazard Small-Cap Value
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Lazard U.S. Multi-Cap
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Lord Abbett Bond-Debenture
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Lord Abbett Large-Cap Value
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Lord Abbett Mid-Cap Value
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-MFS Investors Growth Stock
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-MFS Investors Trust
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-MFS Value
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Northern Dow 30
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Northern Nasdaq-100 Index(R)
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Oakhurst Growth and Income
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Oakhurst Strategic Allocation
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------

Phoenix-Oakhurst Value Equity

------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Sanford Bernstein Global Value
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Sanford Bernstein Mid-Cap Value
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Sanford Bernstein Small-Cap Value
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Seneca Mid-Cap Growth
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-Seneca Strategic Theme
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Phoenix-State Street Research Small-Cap Growth
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
AIM V.I. Capital Appreciation Fund
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
AIM V.I. Premier Equity Fund
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Alger American Leveraged AllCap Portfolio
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Federated Fund for U.S. Government Securities II
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Federated High Income Bond Fund II
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
VIP Contrafund(R) Portfolio                          |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
VIP Growth Opportunities Portfolio                   |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
VIP Growth Portfolio                                 |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Mutual Shares Securities Fund                                   |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Templeton Foreign Securities Fund                                                                                           |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Templeton Growth Securities Fund                                                                             |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Rydex Variable Trust Juno Fund                                                         |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Rydex Variable Trust Nova Fund                                                         |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Rydex Variable Trust Sector Rotation Fund                                              |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Scudder VIT EAFE(R) Equity Index Fund
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Scudder VIT Equity 500 Index Fund
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Technology Portfolio                                                        |X|
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------

Wanger International Select

------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Wanger International Small Cap
------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------

Wanger Select

------------------------------------------------- ---------- --------- ------------- -------- ----------- ----------- --------------
Wanger U.S. Smaller Companies
------------------------------------------------------------------------------------------------------------------------------------


INVESTMENT ADVISORS
--------------------------------------------------------------
                             Advisors
           ---------------------------------------------------
                                                     Wanger
                                                     Asset
                                                   Management,
                                                      L.P.
--------------------------------------------------------------
Phoenix-Aberdeen International
-------------------------------------------------  -----------
Phoenix-AIM Mid-Cap Equity
-------------------------------------------------  -----------
Phoenix-Alliance/Bernstein Enhanced Index
-------------------------------------------------  -----------
Phoenix-Alliance/Bernstein Growth + Value
-------------------------------------------------  -----------
Phoenix-Duff & Phelps Real Estate Securities
-------------------------------------------------  -----------
Phoenix-Engemann Capital Growth
-------------------------------------------------  -----------
Phoenix-Engemann Small & Mid-Cap Growth
-------------------------------------------------  -----------
Phoenix-Goodwin Money Market
-------------------------------------------------  -----------
Phoenix-Goodwin Multi-Sector Fixed Income
-------------------------------------------------  -----------
Phoenix-Goodwin Multi-Sector Short Term Bond
-------------------------------------------------  -----------

Phoenix-Kayne Rising Dividends

-------------------------------------------------  -----------
Phoenix-Kayne Small-Cap Quality Value
-------------------------------------------------  -----------
Phoenix-Lazard International Equity Select
-------------------------------------------------  -----------
Phoenix-Lazard Small-Cap Value
-------------------------------------------------  -----------
Phoenix-Lazard U.S. Multi-Cap
-------------------------------------------------  -----------
Phoenix-Lord Abbett Bond-Debenture
-------------------------------------------------  -----------
Phoenix-Lord Abbett Large-Cap Value
-------------------------------------------------  -----------
Phoenix-Lord Abbett Mid-Cap Value
-------------------------------------------------  -----------
Phoenix-MFS Investors Growth Stock
-------------------------------------------------  -----------
Phoenix-MFS Investors Trust
-------------------------------------------------  -----------
Phoenix-MFS Value
-------------------------------------------------  -----------
Phoenix-Northern Dow 30
-------------------------------------------------  -----------
Phoenix-Northern Nasdaq-100 Index(R)
-------------------------------------------------  -----------
Phoenix-Oakhurst Growth and Income
-------------------------------------------------  -----------
Phoenix-Oakhurst Strategic Allocation
-------------------------------------------------  -----------

Phoenix-Oakhurst Value Equity

-------------------------------------------------  -----------
Phoenix-Sanford Bernstein Global Value
-------------------------------------------------  -----------
Phoenix-Sanford Bernstein Mid-Cap Value
-------------------------------------------------  -----------
Phoenix-Sanford Bernstein Small-Cap Value
-------------------------------------------------  -----------
Phoenix-Seneca Mid-Cap Growth
-------------------------------------------------  -----------
Phoenix-Seneca Strategic Theme
-------------------------------------------------  -----------
Phoenix-State Street Research Small-Cap Growth
-------------------------------------------------  -----------
AIM V.I. Capital Appreciation Fund
-------------------------------------------------  -----------
AIM V.I. Premier Equity Fund
-------------------------------------------------  -----------
Alger American Leveraged AllCap Portfolio
-------------------------------------------------  -----------
Federated Fund for U.S. Government Securities II
-------------------------------------------------  -----------
Federated High Income Bond Fund II
-------------------------------------------------  -----------
VIP Contrafund(R) Portfolio
-------------------------------------------------  -----------
VIP Growth Opportunities Portfolio
-------------------------------------------------  -----------
VIP Growth Portfolio
-------------------------------------------------  -----------
Mutual Shares Securities Fund
-------------------------------------------------  -----------
Templeton Foreign Securities Fund
-------------------------------------------------  -----------
Templeton Growth Securities Fund
-------------------------------------------------  -----------
Rydex Variable Trust Juno Fund
-------------------------------------------------  -----------
Rydex Variable Trust Nova Fund
-------------------------------------------------  -----------
Rydex Variable Trust Sector Rotation Fund
-------------------------------------------------  -----------
Scudder VIT EAFE(R) Equity Index Fund
-------------------------------------------------  -----------
Scudder VIT Equity 500 Index Fund
-------------------------------------------------  -----------
Technology Portfolio
-------------------------------------------------  -----------

Wanger International Select                             |X|

-------------------------------------------------  -----------
Wanger International Small Cap                          |X|
-------------------------------------------------  -----------

Wanger Select                                           |X|

-------------------------------------------------  -----------
Wanger U.S. Smaller Companies                           |X|
--------------------------------------------------------------

Investment Subadvisors

-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Subadvisors
                                     ----------------------------------------------------------------------------------------------

                                                                              Kayne
                                                                             Anderson
                                       Aberdeen      AIM        Alliance     Rudnick     Lazard      Lord,               Northern
                                         Fund       Capital     Capital     Investment    Asset     Abbett      MFS        Trust
                                       Managers,  Management,  Management,  Management, Management   & Co.   Investment Investments,
              Series                     Inc.        Inc.         L.P.         L.P.        LLC        LLC    Management     N.A.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International            |X|
------------------------------------ ----------- ------------ ------------ ----------- ----------- -------- ----------- -----------
Phoenix-AIM Mid-Cap Equity                         |X|
------------------------------------ ----------- ------------ ------------ ----------- ----------- -------- ----------- -----------
Phoenix-Alliance/Bernstein Enhanced                               |X|
 Index
------------------------------------ ----------- ------------ ------------ ----------- ----------- -------- ----------- -----------
Phoenix-Alliance/Bernstein Growth +                               |X|
 Value
------------------------------------ ----------- ------------ ------------ ----------- ----------- -------- ----------- -----------
Phoenix-Engemann Capital Growth
------------------------------------ ----------- ------------ ------------ ----------- ----------- -------- ----------- -----------
Phoenix-Engemann Small & Mid-Cap
 Growth
------------------------------------ ----------- ------------ ------------ ----------- ----------- -------- ----------- -----------
Phoenix-Kayne Rising Dividends                                                 |X|
------------------------------------ ----------- ------------ ------------ ----------- ----------- -------- ----------- -----------
Phoenix-Kayne Small-Cap Quality Value                                          |X|
------------------------------------ ----------- ------------ ------------ ----------- ----------- -------- ----------- -----------
Phoenix-Lazard International Equity
 Select                                                                                   |X|
------------------------------------ ----------- ------------ ------------ ----------- ----------- -------- ----------- -----------
Phoenix-Lazard Small-Cap Value                                                            |X|
------------------------------------ ----------- ------------ ------------ ----------- ----------- -------- ----------- -----------
Phoenix-Lazard U.S. Multi-Cap                                                             |X|
------------------------------------ ----------- ------------ ------------ ----------- ----------- -------- ----------- -----------
Phoenix-Lord Abbett Bond-Debenture                                                                   |X|
------------------------------------ ----------- ------------ ------------ ----------- ----------- -------- ----------- -----------
Phoenix-Lord Abbett Large-Cap Value                                                                  |X|
------------------------------------ ----------- ------------ ------------ ----------- ----------- -------- ----------- -----------
Phoenix-Lord Abbett Mid-Cap Value                                                                    |X|
------------------------------------ ----------- ------------ ------------ ----------- ----------- -------- ----------- -----------
Phoenix-MFS Investors Growth Stock                                                                             |X|
------------------------------------ ----------- ------------ ------------ ----------- ----------- -------- ----------- -----------
Phoenix-MFS Investors Trust                                                                                    |X|
------------------------------------ ----------- ------------ ------------ ----------- ----------- -------- ----------- -----------
Phoenix-MFS Value                                                                                              |X|
------------------------------------ ----------- ------------ ------------ ----------- ----------- -------- ----------- -----------
Phoenix-Northern Dow 30                                                                                                      |X|
------------------------------------ ----------- ------------ ------------ ----------- ----------- -------- ----------- -----------
Phoenix-Northern Nasdaq-100 Index(R)                                                                                         |X|
------------------------------------ ----------- ------------ ------------ ----------- ----------- -------- ----------- -----------
Phoenix-Sanford Bernstein Global
 Value                                                            |X|
------------------------------------ ----------- ------------ ------------ ----------- ----------- -------- ----------- -----------
Phoenix-Sanford Bernstein Mid-Cap
 Value                                                            |X|
------------------------------------ ----------- ------------ ------------ ----------- ----------- -------- ----------- -----------
Phoenix-Sanford Bernstein Small-Cap
 Value                                                            |X|
------------------------------------ ----------- ------------ ------------ ----------- ----------- -------- ----------- -----------
Phoenix-Seneca Mid-Cap Growth
------------------------------------ ----------- ------------ ------------ ----------- ----------- -------- ----------- -----------
Phoenix-Seneca Strategic Theme
------------------------------------ ----------- ------------ ------------ ----------- ----------- -------- ----------- -----------
Phoenix-State Street Research
 Small-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------


Investment Subadvisors

--------------------------------------------------------------------------
                                                 Subadvisors
                                     -------------------------------------

                                                                 State
                                                   Seneca        Street
                                       Engemann    Capital     Research &
                                        Asset     Management,  Management
              Series                  Management     LLC        Company
--------------------------------------------------------------------------
Phoenix-Aberdeen International
------------------------------------ ----------- ------------ ------------
Phoenix-AIM Mid-Cap Equity
------------------------------------ ----------- ------------ ------------
Phoenix-Alliance/Bernstein Enhanced
 Index
------------------------------------ ----------- ------------ ------------
Phoenix-Alliance/Bernstein Growth +
 Value
------------------------------------ ----------- ------------ ------------
Phoenix-Engemann Capital Growth           |X|
------------------------------------ ----------- ------------ ------------
Phoenix-Engemann Small & Mid-Cap
 Growth                                   |X|
------------------------------------ ----------- ------------ ------------
Phoenix-Kayne Rising Dividends
------------------------------------ ----------- ------------ ------------
Phoenix-Kayne Small-Cap Quality
  Value
------------------------------------ ----------- ------------ ------------
Phoenix-Lazard International Equity
 Select
------------------------------------ ----------- ------------ ------------
Phoenix-Lazard Small-Cap Value
------------------------------------ ----------- ------------ ------------
Phoenix-Lazard U.S. Multi-Cap
------------------------------------ ----------- ------------ ------------
Phoenix-Lord Abbett Bond-Debenture
------------------------------------ ----------- ------------ ------------
Phoenix-Lord Abbett Large-Cap Value
------------------------------------ ----------- ------------ ------------
Phoenix-Lord Abbett Mid-Cap Value
------------------------------------ ----------- ------------ ------------
Phoenix-MFS Investors Growth Stock
------------------------------------ ----------- ------------ ------------
Phoenix-MFS Investors Trust
------------------------------------ ----------- ------------ ------------
Phoenix-MFS Value
------------------------------------ ----------- ------------ ------------
Phoenix-Northern Dow 30
------------------------------------ ----------- ------------ ------------
Phoenix-Northern Nasdaq-100 Index(R)
------------------------------------ ----------- ------------ ------------
Phoenix-Sanford Bernstein Global
 Value
------------------------------------ ----------- ------------ ------------
Phoenix-Sanford Bernstein Mid-Cap
 Value
------------------------------------ ----------- ------------ ------------
Phoenix-Sanford Bernstein Small-Cap
 Value
------------------------------------ ----------- ------------ ------------
Phoenix-Seneca Mid-Cap Growth                         |X|
------------------------------------ ----------- ------------ ------------
Phoenix-Seneca Strategic Theme                        |X|
------------------------------------ ----------- ------------ ------------
Phoenix-State Street Research
 Small-Cap Growth                                                  |X|
--------------------------------------------------------------------------


--------------------------------------------------------------------------------

PHL VARIABLE INSURANCE COMPANY
P.O. Box 22012
Albany, NY 12201-2012











Additional information about The Phoenix Edge(R) - VUL (the "Policy") and the PHLVIC Variable Universal Life Account ("Separate Account") is contained in the Policy's Statement of Additional Information ("SAI") dated May 1, 2004, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus.


The SAI, personalized illustrations of death benefits, cash surrender values and cash values are available, without charge, upon request. Inquiries and requests for the SAI and other requests should be directed in writing to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, Massachusetts 02266-8027, or by telephone (800) 541-0171.


Information about the Separate Account, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at
(202) 942-8090. Reports and other information about the Separate Account are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, 450 Fifth Street, NW, Washington, D.C. 20549-0102.



PHL Variable Insurance Company
A member of The Phoenix Companies, Inc.
PhoenixWealthManagement.com
V613

Investment Company Act File No. 811-09065

[logo] PHOENIX WEALTH MANAGEMENT(R)


L0690PR (C)2004 The Phoenix Companies, Inc.          [logo] Printed on recycled paper.                                     5-04


                                     PART B

--------------------------------------------------------------------------------
                            THE PHOENIX EDGE(R) - VUL
--------------------------------------------------------------------------------

                     PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                    ISSUED BY: PHL VARIABLE INSURANCE COMPANY


STATEMENT OF ADDITIONAL INFORMATION                                  MAY 1, 2004

                                  ------------

       FLEXIBLE PREMIUM FIXED AND VARIABLE UNIVERSAL LIFE INSURANCE POLICY


This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2004. You may obtain a copy of the prospectus without charge by contacting PHL Variable Insurance Company ("PHL Variable") at the address or telephone number below. Defined terms used in the current prospectus are incorporated in this SAI.



                                  ------------

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----


PHL Variable Insurance Company..........................................     2

The Separate Account....................................................     2

The Policy..............................................................     2

Disruptive Trading and Market Timing....................................     3

Servicing Agent.........................................................     4

Underwriter.............................................................     4

Performance History.....................................................     4

Additional Information about Charges....................................     7

Safekeeping of the Separate Account's Assets............................     8

Sales of Policies.......................................................     8

State Regulation........................................................     8

Reports.................................................................     8

Experts ................................................................     9

Separate Account Financial Statements...................................  SA-1

Company Financial Statements............................................   F-1



                                  ------------


IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT US AT:        [envelope]  PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS ("VPMO")
                                                                    PO Box 8027
                                                                    Boston, Massachusetts 02266-8027

                                                        [telephone] VARIABLE AND UNIVERSAL LIFE ADMINISTRATION ("VULA")

                                                                    Tel. (800) 541-0171


PHL VARIABLE INSURANCE COMPANY
--------------------------------------------------------------------------------


We are PHL Variable Insurance Company, a Connecticut stock life insurance company incorporated on July 15, 1981. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive and administrative office is at One American Row in Hartford, Connecticut 06115.

PHL Variable is an indirectly owned company of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a life insurance company, which is wholly owned by The Phoenix Companies, Inc. ("PNX"), which is a manufacturer of insurance, annuity and asset management products.

THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

PHL Variable established the PHLVIC Variable Universal Life Account ("Separate Account") as a separate account under Connecticut insurance law on September 10, 1998. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") under which it meets the definition of a "separate account."

Connecticut law requires all income, gains or losses of the Separate Account be credited to or charged against amounts placed in the Separate Account without regard to the other income, gains and losses of PHL Variable. The assets of the Separate Account may not be charged with liabilities arising out of any other business we may conduct. Obligations under the Policies are obligations of PHL Variable.

The Separate Account is divided into subaccounts, each of which is available for allocation of policy value. Each subaccount will invest solely in a single investment portfolio of a fund. Each portfolio has its own specified investment objective. The policy value allocated to the Separate Account depends on the investment performance of the underlying funds. The policy owner bears the full investment risk for all monies invested in the Separate Account.


REINVESTMENT AND REDEMPTION

All dividend distributions of a fund are automatically reinvested in shares of the fund at their net asset value on the date of distribution; any capital gains distributions of a fund are likewise reinvested at the net asset value on the record date. PHL Variable redeems fund shares at their net asset value to the extent necessary to make payments under the policy.


SUBSTITUTION OF INVESTMENTS

We reserve the right to make additions to, deletions from, or substitutions for the investments held by the Separate Account, subject to compliance with the law as currently applicable or as subsequently changed.

If the shares of any of the portfolios of a fund should no longer be available for investment, or, if in our judgment, further investment in shares of any of the portfolios becomes inappropriate in view of the objectives of the policy, then we may substitute shares of another fund for shares already purchased, or to be purchased in the future. No substitution of fund shares held by the Separate Account may take place without prior approval of the SEC and prior notice to you. In the event of a substitution, you will be given the option of transferring the policy value from the affected subaccount to another subaccount without penalty.


DETERMINATION OF SUBACCOUNT VALUES

We establish the unit value of each subaccount on the first valuation date of that subaccount. The unit value of a subaccount on any other valuation date is determined by multiplying the unit value of that subaccount on the previous valuation date by the net investment factor for that subaccount for the then current valuation period. The unit value of each subaccount on a day other than a valuation date is the unit value on the next valuation date. Unit values are carried to six decimal places. The unit value of each subaccount on a valuation date is determined at the end of that day.


The net investment factor for each subaccount is determined by the investment performance of the assets held by the subaccount during the valuation period. Each valuation will follow applicable law and accepted procedures. The net investment factor is determined by the formula:

      (A) + (B) - (D) where:
      ---------
         (C)

  (A) = The value of the assets in the subaccount on the current valuation date, including accrued net investment income and realized and unrealized capital gains and losses, but excluding the net value of any transactions during the current valuation period.

  (B) = The amount of any dividend (or, if applicable, any capital gain distribution) received by the subaccount if the "ex-dividend" date for shares of the fund occurs during the current valuation period.

  (C) = The value of the assets in the subaccount as of the just prior valuation date, including accrued net investment income and realized and unrealized capital gains and losses, and including the net amount of any deposits and withdrawals made during the valuation period ending on that date.


  (D) = Any charges for taxes on income and capital gains plus charges for changes in tax reserves for the current valuation period. These charges will only be deducted if, in the future, the Separate Account becomes liable for them.


THE POLICY
--------------------------------------------------------------------------------


The number of units credited to a subaccount of the Separate Account will be determined by dividing the portion of the net premium applied to that subaccount by the unit value of the subaccount on the payment date.


You may increase or decrease the planned premium amount (within limits) or payment frequency at any time by writing to VPMO. We reserve the right to limit increases to such maximums as may be established from time to time. Additional premium payments may be made at any time. The minimum premium payment we will accept is $25. During a grace period, the minimum payment we will accept is the amount needed to prevent policy lapse.

You may elect a Disability Benefit Rider. This rider provides for the waiver of certain premium payments under certain conditions during a period of total disability of the person insured by the rider. Under its terms, the specified premium will be waived when we receive proof that the covered person is totally disabled and that the disability occurred while the rider was in force.

We credit policies sold to officers, directors and employees of PHL Variable (and their spouses and children) with an amount equal to the first-year commission that would apply on the amount of premium contributed. This option is also available to career agents of PHL Variable (and their spouses and children).

THE CONTRACT
The policy and attached copy of the application are the entire contract. Only statements in the application can be used to void the policy. The statements are considered representations and not warranties. Only an executive officer of PHL Variable can agree to change or waive any provisions of the policy.

SUICIDE

We will stop and void the policy if the insured person commits suicide within two years of the policy issue date. We will then return the policy value reduced by any outstanding debt and refund any monthly deductions and other fees and charges.


INCONTESTABILITY

We may not contest this policy or any attached rider after it has been in force for two years during which the insured person is alive.


CHANGE OF OWNER OR BENEFICIARY
The beneficiary you name in the policy application, or subsequently change, will receive the policy benefits upon death of the insured person. If your named beneficiary dies before then, the named contingent beneficiary, if any, will become the beneficiary. If there is no surviving or named beneficiary, we will pay the death benefit to you or to your estate.

You may change the policy owner and the beneficiary as long as the policy remains in force. Changes must be made by written request, in a form satisfactory to us. A beneficiary change will take effect as of the date you sign the written notice, regardless of whether the insured person is living when we receive the notice. However, we will not be liable for any payment made or action taken before we receive your written notice.

MISSTATEMENTS
If you incorrectly state the age or gender of the insured person, we will adjust the face amount to reflect the correct cost of insurance rate. The adjusted death benefit will equal the coverage our most recent cost of insurance deduction would provide based on the insured persons' correct personal information.

SURPLUS
This nonparticipating policy does not pay dividends. You will not share in PHL Variable's surplus earnings.


DISRUPTIVE TRADING AND MARKET TIMING
--------------------------------------------------------------------------------

The following disclosure is intended to supplement the disclosure in the Contract prospectus.

Frequent transfers, programmed transfers, transfers into and then out of a subaccount in a short period of time, and transfers of large amounts at one time ("Disruptive Trading") can have harmful effects for other Contract owners. To protect our Contract owners and the underlying funds from Disruptive Trading, we have adopted certain market timing policies and procedures.

Under our market timing policy, we could modify your transfer privileges for some or all of the subaccounts. Modifications include, but are not limited to: not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any subaccount at any one time. Unless prohibited by the terms of the Contract, we may (but are not obligated to):

[diamond] limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

[diamond] restrict the method of making a transfer (e.g., require that all transfers into a particular subaccount be sent to our Service Center by first class U.S. mail and rescind telephone or fax transfer privileges),

[diamond] require a holding period for some subaccounts (e.g., prohibit transfers into a particular subaccount within a specified period of time after a transfer out of that subaccount),

[diamond] impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

[diamond] impose other limitations or restrictions.

Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a Contract owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other Contracts owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a weekly basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

Currently we attempt to deter Disruptive Trading by monitoring a Contract owner's transfer activity. If a Contract owner's transfer request exceeds the transfer parameters, we send the owner a warning letter. Then, if at any time thereafter the owner's transfer activity exceeds the transfer parameters, we will revoke the Contract owner's right to make Internet, phone and fax transfers. This would mean that thereafter the Contract owner could make transfers only through the U.S. mail or by other physical delivery of a written transfer request with an original signature of the Contract owner(s). We will notify Contract owners in writing (by mail to their address of record on file with us) if we revoke their Internet, phone or fax transfer privileges.

We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our market timing policy.

We have adopted these policies and procedures as a prophylactic measure to protect all Contract owners from the potential affects of Disruptive Trading, while also abiding by any rights that Contract owners may have to make transfers and providing reasonable and convenient methods of making transfers that do not have the potential to harm other Contract owners.

We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

We cannot guarantee that our monitoring will be 100% successful in detecting all transfer activity that exceeds the parameters discussed above (and we do not guarantee that these are appropriate transfer parameters to prevent Disruptive Trading). We cannot guarantee that revoking a Contract owner's Internet, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be.

We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any transfer request into any subaccount if the purchase of shares in the corresponding underlying fund is not accepted for any reason.

SERVICING AGENT
--------------------------------------------------------------------------------

The Phoenix Edge Series Fund reimburses Phoenix Life Insurance Company for various shareholder services provided by the Variable Product Operations area, located at 10 Krey Boulevard, East Greenbush, NY 12144. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2004 is 0.08% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follows:

------------------------------- --------------------------
   YEAR ENDED DECEMBER 31,              FEE PAID
------------------------------- --------------------------
             2001                          N/A
------------------------------- --------------------------
             2002                          N/A
------------------------------- --------------------------
             2003                     $1.8 Million
------------------------------- --------------------------

UNDERWRITER
--------------------------------------------------------------------------------

Phoenix Equity Planning Corporation ("PEPCO") is the principal underwriter for the Contracts. Its principal business address is One American Row, Hartford, CT 06115. PEPCO is a directly wholly owned subsidiary of Phoenix Investment Partners, Inc. ("PXP"). PXP is an indirectly owned subsidiary of The Phoenix Companies, Inc. ("PNX"). Phoenix Life Insurance Company ("Phoenix") is a directly owned subsidiary of PNX. PEPCO is an affiliated subsidiary of both the Separate Account and Phoenix.


PEPCO, an affiliate of PHL Variable, as underwriter, offers these policies on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commission costs are borne directly by PHL Variable.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The rates of return shown are not an estimate nor are they a guarantee of future performance. The performance history shown is solely for the underlying investment portfolios. They do not illustrate how actual performance will affect the benefits under your policy because they do not account for any of the charges and deductions that apply to your policy value.

Yield of the Phoenix-Goodwin Money Market Series. We calculate the yield of the Phoenix-Goodwin Money Market Series for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share of the series at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. We assume no policy charges were deducted from the hypothetical account. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

Example Calculation:


The following example of a return/yield calculation for the Phoenix-Goodwin Money Market Series is based on the 7-day period ending December 31, 2003:

Value of hypothetical pre-existing account with exactly one
   unit at the beginning of the period:.............$1.000000
Value of the same account (excluding capital changes) at the end of the 7-day period:.........................$1.000137
Calculation:
   Ending account value.............................$1.000137
   Less beginning account value.....................$1.000000
   Net change in account value......................$0.000137
Base period return:
   (adjusted change/beginning account value)........$0.000137
Current annual yield = return x (365/7) =...............0.71%
Effective annual yield = [(1 + return)(365/7)] - 1 =....0.72%

The current yield and effective yield information will fluctuate. Yield and return information may not provide a suitable basis for comparison with bank deposits or other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies, due to charges which will be deducted on the Separate Account level.


Total Return: We will usually advertise the average annual total return for a subaccount calculated for one year, three years, five years, ten years and since the inception date of the underlying portfolio. We assume the reinvestment of all distributions at net asset value but do not account for the deduction of any of the daily or monthly charges made under the policy.

Performance is the compounded return for the time period indicated, net of all fund level fees. Returns for the periods greater than one year are annualized. Performance does not include the effects of product charges, including any or all of the following: issue, sales and tax charges; mortality and expense risk fees; cost of insurance charges; administrative and transfer fees; and surrender charges. If these charges were reflected in these returns, performance would be significantly lower than shown. Please obtain a personalized illustration by contacting your registered representative. The illustration will show all applicable charges deducted, including the cost of insurance.

Since subaccount performance fluctuates, the policy value, when redeemed, may be worth more or less than the original cost. Withdrawals will affect the policy value and death benefit. You may obtain a copy of the most up-to-date performance numbers from your registered representative.

-----------------------------------------------------------------------------------------------------------------------------------

                                  AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------

                          SERIES                        INCEPTION DATE     1 YEAR        5 YEARS       10 YEARS   SINCE INCEPTION
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                      5/1/1990        31.87%         -1.43%        0.67%          6.30%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                         10/29/2001       28.19%          N/A           N/A           9.47%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series          7/14/1997        26.23%         -2.24%         N/A           3.44%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series          10/29/2001       26.06%          N/A           N/A           0.51%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series        5/1/1995        38.27%         17.76%         N/A          15.21%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                    12/31/1982       26.49%         -7.88%        4.56%         12.13%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series            8/15/2000        46.42%          N/A           N/A         -12.06%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                       10/8/1982         0.68%         3.34%         4.15%          5.62%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series          12/31/1982       14.58%         8.47%         7.70%          9.64%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series        6/2/2003          N/A           N/A           N/A           2.96%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                     8/12/2002        19.09%          N/A           N/A          10.60%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series              8/12/2002        20.28%          N/A           N/A          15.08%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series         8/12/2002        29.81%          N/A           N/A          17.01%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                     8/12/2002        38.94%          N/A           N/A          24.83%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                      8/12/2002        28.78%          N/A           N/A          20.45%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                 8/12/2002        17.76%          N/A           N/A          17.63%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                8/12/2002        30.24%          N/A           N/A          20.33%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                  8/12/2002        24.47%          N/A           N/A          17.14%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                 12/15/1999       20.83%          N/A           N/A         -11.26%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                        10/29/2001       22.56%          N/A           N/A           0.55%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                  10/29/2001       24.85%          N/A           N/A           6.10%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                            12/15/1999       27.40%          N/A           N/A          -0.50%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series               8/15/2000        48.85%          N/A           N/A         -24.15%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                  3/2/1998        27.46%         -0.18%         N/A           3.09%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series              9/17/1984        19.87%         3.86%         8.40%         11.06%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                       3/2/1998        23.87%         5.45%          N/A           6.51%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series             11/20/2000       32.79%          N/A           N/A           3.23%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series             3/2/1998        40.97%         10.70%         N/A           6.87%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series          11/20/2000       43.86%          N/A           N/A          16.80%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                       3/2/1998        28.83%         1.49%          N/A           4.75%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                     1/29/1996        37.26%         -2.31%         N/A           6.64%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series     8/12/2002        53.38%          N/A           N/A          36.98%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                         5/5/1993        29.52%         -0.64%        7.93%          9.23%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                               5/5/1993        25.08%         -3.30%        8.49%          9.35%
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                 1/25/1995        34.72%         0.04%          N/A          15.75%
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II          3/28/1994         2.37%         5.68%          N/A           6.15%
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                         3/1/1994        22.21%         3.18%          N/A           6.23%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                               11/3/1997        28.35%         3.36%          N/A           7.13%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                        11/3/1997        29.66%         -5.66%         N/A          -0.51%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                      11/3/1997        32.78%         -1.42%         N/A           4.40%
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                             11/8/1996        25.15%         8.73%          N/A           8.93%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                         5/11/1992        32.21%         1.71%         6.51%          8.51%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                          3/15/1994        32.13%         5.44%          N/A           8.61%
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                             5/1/2003          N/A           N/A           N/A          -0.72%
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                             5/7/1997        39.19%         -7.65%         N/A           0.98%
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                 5/01/2002        29.90%          N/A           N/A           0.48%
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                     8/22/1997        33.35%         -3.48%         N/A          -0.78%
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                         10/1/1997        28.16%         -0.91%         N/A           3.67%
-----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                      11/30/1999       47.77%          N/A           N/A         -21.85%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                2/1/1999        41.24%          N/A           N/A           9.89%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                             5/1/1995        48.86%         10.54%         N/A          15.00%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                              2/1/1999        30.73%          N/A           N/A          14.40%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                              5/1/1995        43.22%         8.80%          N/A          16.15%
-----------------------------------------------------------------------------------------------------------------------------------


We may include information about a series' or an advisor's investment strategies and management style in advertisements, sales literature and other communications. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may advertise all or part of a series' portfolio holdings, including holdings in specific industries. A fund may also separately illustrate the income and capital gains portions of a series' total return. A fund may also advertise performance by dividing returns into equity and debt components.

A series may compare its returns to any of a number of well-known benchmarks of market performance; including, but not limited to:


     The Dow Jones Industrial Average(SM) (DJIA)
     First Boston High Yield Index
     Salomon Brothers Corporate Index
     Salomon Brothers Government Bond Index
     Standard & Poor's 500 Index(R) (S&P 500)


Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:

     Lipper Analytical Services
     Morningstar, Inc.
     Thomson Financial

A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

     Barron's
     Business Week
     Changing Times
     Consumer Reports
     Financial Planning
     Financial Services Weekly
     Forbes
     Fortune
     Investor's Business Daily
     Money
     The New York Times
     Personal Investor
     Registered Representative
     U.S. News and World Report
     The Wall Street Journal


DJIA is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA.

The S&P 500 is a market-value weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. stock market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the DJIA) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

The funds' annual reports, available upon request and without charge, contain a discussion of the performance of the funds and a comparison of that performance to a securities market index. You may obtain an Annual Report by contacting your registered representative or VULA at the address and telephone number on page one.


ADDITIONAL INFORMATION ABOUT CHARGES
--------------------------------------------------------------------------------

SURRENDER CHARGE. During the first few policy years, depending on your chosen policy option, there is a difference between the amount of policy value and the amount of cash surrender value of the policy. This difference is the surrender charge, which is a contingent deferred sales charge. The surrender charge is designed to recover the expense of distributing policies that are terminated before distribution expenses have been recouped from revenue generated by these policies. These are contingent charges because they are paid only if you surrender the policy surrendered or if you reduce the policy's face amount during this period. They are deferred charges because they are not deducted from premiums. The maximum surrender charge we assess during each policy year is given in your prospectus and a month by month schedule will be provided in your policy. Policy Option A has a 15-year surrender charge schedule, Policy Option B a 10-year schedule, and Policy Option C, a 5-year schedule.

PARTIAL SURRENDER CHARGE. If less than all of the policy is surrendered, the amount withdrawn is a "partial surrender." A charge as described below is deducted from the policy value upon a partial surrender of the policy. The charge is a pro rata portion of the applicable surrender charge that would apply to a full surrender, determined by multiplying the applicable surrender charge by a fraction which is equal to the partial surrender amount payable divided by the result of subtracting the applicable surrender charge from the policy value. This amount is assessed against the subaccounts and the Guaranteed Interest Account in the same proportion as the withdrawal is allocated.

We also will deduct a partial surrender charge from your policy value if you decrease your policy's face amount. The charge is equal to the applicable surrender charge multiplied by a fraction equal to the decrease in face amount divided by the face amount of the policy prior to the decrease.

PARTIAL SURRENDER FEE. In the case of a partial surrender, an additional fee of $25 is imposed. It is intended to recover the actual costs of processing the partial surrender request and will be deducted from each subaccount and Guaranteed Interest Account in the same proportion as the withdrawal is allocated. If no allocation is made at the time of the request for the partial surrender, withdrawal allocations will be made in the same manner as monthly deductions.

UNDERWRITING PROCEDURES. We generally base our rates on the insured person's gender, attained age, and risk class. We also consider the duration, or how long the policy has been in force. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

PARTIAL SURRENDER AND DECREASES IN FACE AMOUNT: EFFECT ON DEATH BENEFIT. A partial surrender or a decrease in face amount generally decreases the death benefit. Upon a decrease in face amount or partial surrender, we will deduct a partial surrender charge from your policy value based on the amount of the decrease or partial surrender. If the change is a decrease in face amount, the death benefit under a policy would be reduced on the next monthly calculation day. If the change is a partial surrender, the death benefit under a policy would be reduced immediately. A decrease in the death benefit may have certain tax consequences.

REQUESTS FOR DECREASE IN FACE AMOUNT. You may request a decrease in face amount at any time after the first policy year. Unless we agree otherwise, the decrease must be at least equal to $25,000 and the face amount remaining after the decrease must be at least $25,000. You must request a face amount decrease in writing and it will become effective on the first monthly calculation day following the date we approve your request. We will deduct a partial surrender charge from the policy value based on the amount of the decrease. The charge will equal the applicable surrender charge that would apply to a full surrender multiplied by a fraction (which is equal to the decrease in face amount divided by the face amount of the policy before the decrease).

INCREASES IN FACE AMOUNT
You may request that we increase the face amount of your policy at any time. You must make your request in writing and provide evidence of insurability.


We generally require a minimum increase of $25,000. The increase takes effect on the next policy anniversary. We reserve the right to limit face amount increases up to age 85. We charge $1.50 per $1,000 of added face amount up to a maximum of $600. We will deduct 1/12th of this charge each month for the year following a face amount increase.


We will increase the monthly cost of insurance deductions as a result of a face amount increase. Therefore, your cash surrender value must be sufficient to pay the monthly deduction or we will require an additional premium.

A new surrender charge schedule will apply to a fraction of the total policy value. That fraction will be the same as the face amount increase divided by the new face amount.

For a discussion of possible implications of a material change in the policy resulting from the increase see "Modified Endowment Contracts - Material Change Rules."


SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS
--------------------------------------------------------------------------------

We hold the assets of the Separate Account separate and apart from our General Account. We maintain records of all purchases and redemptions of fund shares.


SALES OF POLICIES
--------------------------------------------------------------------------------


Policies may be purchased from registered representatives of WS Griffith Securities, Inc. ("WSG"), a New York corporation incorporated on August 7, 1970. WSG is licensed to sell PHL Variable insurance policies as well as annuity contracts and funds of companies affiliated with PHL Variable. WSG, an indirect wholly-owned subsidiary of The Phoenix Companies, Inc., is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 ("1934 Act") and is a member of the NASD. PEPCO serves as national distributor of the policies pursuant to an underwriting agreement dated November 1, 2000. PEPCO, a Connecticut corporation incorporated on July 16, 1968, is a wholly-owned subsidiary of Phoenix Investment Partners, Ltd. ("PXP"), a wholly-owned subsidiary of The Phoenix Companies, Inc.

PEPCO is located at One America Row in Hartford, Connecticut 06115. Policies also may be purchased from other broker-dealers registered under the 1934 Act whose representatives are authorized by applicable law to sell policies under terms of agreements provided by PEPCO. Sales commissions will be paid to registered representatives on purchase payments we receive under these policies. PHL Variable will pay a maximum total sales commission of 50% of premiums. To the extent that the sales charge under the policies is less than the sales commissions paid with respect to the policies, we will pay the shortfall from our General Account assets, which will include any profits we may derive under the policies.


STATE REGULATION
--------------------------------------------------------------------------------

We are subject to the provisions of the Connecticut insurance laws applicable to life insurance companies and to regulation and supervision by the Connecticut Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which we do insurance business.


State regulation of PHL Variable includes certain limitations on investments we may make, including investments for the Separate Account and the Guaranteed Interest Account. State regulation does not include any supervision over the Separate Account's investment policies.


REPORTS
--------------------------------------------------------------------------------

We will provide all policy owners with all reports required by the 1940 Act and related regulations or by any other applicable law or regulation.

EXPERTS
--------------------------------------------------------------------------------


The financial statements of PHLVIC Variable Universal Life Account (The Phoenix Edge(R) - VUL) at December 31, 2003, and the results of its operations and the changes in its net assets for each of the periods indicated and the financial statements of PHL Variable Insurance Company at December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, 100 Pearl Street, Hartford, Connecticut, 06103, independent accountants, given on the authority of said firm review of the Depositor and Registrant Financial Statements and as experts in auditing and accounting.

Matthew A. Swendiman, Counsel and Brian A. Giantonio, Vice President, Tax and ERISA Counsel, The Phoenix Companies, Inc., have provided opinions on certain matters relating to the federal securities, state regulations and income tax laws, respectively, in connection with the contracts described in this prospectus.

--------------------------------------------------------------------------------
                                                           [Logo] PHOENIX
                                                         WEALTH MANAGEMENT(R)






                                 THE
                                 PHOENIX
                                   EDGE(R)--VUL





--------------------------------------------------------------------------------
    V A R I B L E   U N I V E R S A L   L I F E   A N N U A L   R E P O R T
--------------------------------------------------------------------------------

                     PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                     DECEMBER 31, 2003





--------------------------------------------------------------------------------
L0690AR (C)2004 The Phoenix Companies, Inc.

                                               STATEMENTS OF ASSETS AND LIABILITIES
                                                        DECEMBER 31, 2003


                                                                                              PHOENIX-ALLIANCE    PHOENIX-ALLIANCE
                                                                             PHOENIX-AIM          BERNSTEIN           BERNSTEIN
                                                        PHOENIX-ABERDEEN       MID-CAP            ENHANCED             GROWTH +
                                                          INTERNATIONAL         EQUITY             INDEX                VALUE
                                                            SUBACCOUNT        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $        15,535    $         4,111    $         1,176     $        13,061
                                                        =================  =================  =================   =================
     Investment at market                                $        17,951    $         4,406    $         1,217     $        13,901
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                             17,951              4,406              1,217              13,901
LIABILITIES
     Accrued expenses                                                  -                  -                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $        17,951    $         4,406    $         1,217     $        13,901
                                                        =================  =================  =================   =================
Accumulation units outstanding                                     7,661              1,906                540               6,221
                                                        =================  =================  =================   =================
Unit value                                               $      2.342769    $      2.311391    $      2.248261     $      2.234500
                                                        =================  =================  =================   =================


                                                          PHOENIX-DUFF &                          PHOENIX-             PHOENIX-
                                                           PHELPS REAL          PHOENIX-          ENGEMANN             GOODWIN
                                                             ESTATE             ENGEMANN       SMALL & MID-CAP          MONEY
                                                           SECURITIES        CAPITAL GROWTH        GROWTH               MARKET
                                                           SUBACCOUNT          SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSET
     Investment at cost                                  $        36,312    $        45,585    $        15,034     $       629,052
                                                        =================  =================  =================   =================
     Investment at market                                $        40,974    $        47,963    $        15,658     $       629,052
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                             40,974             47,963             15,658             629,052
LIABILITIES
     Accrued expenses                                                  -                  -                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $        40,974    $        47,963    $        15,658     $       629,052
                                                        =================  =================  =================   =================
Accumulation units outstanding                                    15,157             20,298              5,571             310,291
                                                        =================  =================  =================   =================
Unit value                                               $      2.703176    $      2.363015    $      2.810570     $      2.027297
                                                        =================  =================  =================   =================


                                                         PHOENIX-GOODWIN    PHOENIX-GOODWIN
                                                          MULTI-SECTOR       MULTI-SECTOR       PHOENIX-JANUS        PHOENIX-KAYNE
                                                             FIXED            SHORT TERM           FLEXIBLE             RISING
                                                             INCOME              BOND               INCOME             DIVIDENDS
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $        17,452    $         1,040    $        11,791     $         3,875
                                                        =================  =================  =================   =================
     Investment at market                                $        17,934    $         1,049    $        11,599     $         4,150
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                             17,934              1,049             11,599               4,150
LIABILITIES
     Accrued expenses                                                  -                  -                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $        17,934    $         1,049    $        11,599     $         4,150
                                                        =================  =================  =================   =================
Accumulation units outstanding                                     7,324              1,020              5,098               1,805
                                                        =================  =================  =================   =================
Unit value                                               $      2.448708    $      1.029611    $      2.275240     $      2.299697
                                                        =================  =================  =================   =================


                        See Notes to Financial Statements

                                               STATEMENTS OF ASSETS AND LIABILITIES
                                                        DECEMBER 31, 2003
                                                           (CONTINUED)


                                                          PHOENIX-KAYNE     PHOENIX-LAZARD
                                                            SMALL-CAP        INTERNATIONAL     PHOENIX-LAZARD
                                                             QUALITY            EQUITY            SMALL-CAP        PHOENIX-LAZARD
                                                              VALUE             SELECT              VALUE          U.S. MULTI-CAP
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        ----------------- ------------------ -----------------    -----------------
ASSETS
     Investment at cost                                  $        10,506    $        80,408    $        14,033     $         9,408
                                                        =================  =================  =================   =================
     Investment at market                                $        11,261    $        89,667    $        14,852     $         9,506
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                             11,261             89,667             14,852               9,506
LIABILITIES
     Accrued expenses                                                  -                  -                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $        11,261    $        89,667    $        14,852     $         9,506
                                                        =================  =================  =================   =================
Accumulation units outstanding                                     4,635             36,059              5,459               3,671
                                                        =================  =================  =================   =================
Unit value                                               $      2.429775    $      2.486691    $      2.720055     $      2.588496
                                                        =================  =================  =================   =================


                                                                                                                     PHOENIX-MFS
                                                          PHOENIX-LORD       PHOENIX-LORD        PHOENIX-LORD         INVESTORS
                                                             ABBETT        ABBETT LARGE-CAP     ABBETT MID-CAP          GROWTH
                                                         BOND-DEBENTURE         VALUE               VALUE               STOCK
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        ----------------- ------------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $        14,392    $        83,155    $        29,963     $        31,319
                                                        =================  =================  =================   =================
     Investment at market                                $        14,601    $        89,436    $        32,178     $        32,996
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                             14,601             89,436             32,178              32,996
LIABILITIES
     Accrued expenses                                                  -                  -                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $        14,601    $        89,436    $        32,178     $        32,996
                                                        =================  =================  =================   =================
Accumulation units outstanding                                     5,829             34,598             12,921              15,292
                                                        =================  =================  =================   =================
Unit value                                               $      2.504999    $      2.584992    $      2.490289     $      2.157836
                                                        =================  =================  =================   =================


                                                           PHOENIX-MFS                                             PHOENIX-NORTHERN
                                                            INVESTORS         PHOENIX-MFS     PHOENIX-NORTHERN        NASDAQ-100
                                                              TRUST              VALUE             DOW 30              INDEX(R)
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        ----------------- ------------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $            32    $        66,709    $        19,283     $        53,063
                                                        =================  =================  =================   =================
     Investment at market                                $            34    $        74,447    $        20,780     $        56,033
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                                 34             74,447             20,780              56,033
LIABILITIES
     Accrued expenses                                                  -                  -                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $            34    $        74,447    $        20,780     $        56,033
                                                        =================  =================  =================   =================
Accumulation units outstanding                                        16             33,313              8,993              20,151
                                                        =================  =================  =================   =================
Unit value                                               $      2.225913    $      2.234814    $      2.310610     $      2.780731
                                                        =================  =================  =================   =================



                        See Notes to Financial Statements

                                               STATEMENTS OF ASSETS AND LIABILITIES
                                                        DECEMBER 31, 2003
                                                           (CONTINUED)


                                                                                                                   PHOENIX-SANFORD
                                                        PHOENIX-OAKHURST   PHOENIX-OAKHURST    PHOENIX-OAKHURST       BERNSTEIN
                                                           GROWTH AND         STRATEGIC            VALUE                GLOBAL
                                                             INCOME           ALLOCATION          EQUITY                VALUE
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  ----------------    -----------------
ASSETS
     Investment at cost                                  $        47,732    $        21,615    $        23,947     $         3,258
                                                        =================  =================  =================   =================
     Investment at market                                $        52,307    $        22,566           $ 26,283     $         3,684
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                             52,307             22,566             26,283               3,684
LIABILITIES
     Accrued expenses                                                  -                  -                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $        52,307    $        22,566    $        26,283     $         3,684
                                                        =================  =================  =================   =================
Accumulation units outstanding                                    23,172              9,832             12,721               1,529
                                                        =================  =================  =================   =================
Unit value                                               $      2.257357    $      2.295048    $      2.066041     $      2.407732
                                                        =================  =================  =================   =================


                                                         PHOENIX-SANFORD    PHOENIX-SANFORD
                                                            BERNSTEIN          BERNSTEIN       PHOENIX-SENECA       PHOENIX-SENECA
                                                             MID-CAP           SMALL-CAP           MID-CAP             STRATEGIC
                                                              VALUE              VALUE             GROWTH                THEME
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT            SUBACCOUNT
                                                        ----------------- ------------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $        19,280    $        18,262    $         3,218     $         4,420
                                                        =================  =================  =================   =================
     Investment at market                                $        21,543    $        21,880    $         3,439     $         5,172
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                             21,543             21,880              3,439               5,172
LIABILITIES
     Accrued expenses                                                  -                  -                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $        21,543    $        21,880    $         3,439     $         5,172
                                                        =================  =================  =================   =================
Accumulation units outstanding                                     8,844              9,003              1,685               2,261
                                                        =================  =================  =================   =================
Unit value                                               $      2.436089    $      2.430414    $      2.041378     $      2.287152
                                                        =================  =================  =================   =================


                                                          PHOENIX-STATE
                                                         STREET RESEARCH                          AIM V.I.          ALGER AMERICAN
                                                            SMALL-CAP      AIM V.I. CAPITAL       PREMIER              LEVERAGED
                                                              GROWTH         APPRECIATION          EQUITY                ALLCAP
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT            SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $        15,582    $        48,420    $         1,651     $         8,462
                                                        =================  =================  =================   =================
     Investment at market                                $        16,430    $        52,433    $         1,812     $         9,495
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                             16,430             52,433              1,812               9,495
LIABILITIES
     Accrued expenses                                                  -                  -                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $        16,430    $        52,433    $         1,812     $         9,495
                                                        =================  =================  =================   =================
Accumulation units outstanding                                     5,310             23,002                824               4,331
                                                        =================  =================  =================   =================
Unit value                                               $      3.093652    $      2.279585    $      2.202035     $      2.191959
                                                        =================  =================  =================   =================



                        See Notes to Financial Statements

                                               STATEMENTS OF ASSETS AND LIABILITIES
                                                        DECEMBER 31, 2003
                                                           (CONTINUED)


                                                         FEDERATED FUND     FEDERATED HIGH
                                                            FOR U.S.          INCOME BOND
                                                            GOVERNMENT         FUND II --           VIP              VIP GROWTH
                                                          SECURITIES II     PRIMARY SHARES      CONTRAFUND(R)       OPPORTUNITIES
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        ----------------- ------------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $       118,714    $        14,594    $        92,738     $        39,044
                                                        =================  =================  =================   =================
     Investment at market                                $       119,743    $        15,821    $       103,207     $        41,325
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                            119,743             15,821            103,207              41,325
LIABILITIES
     Accrued expenses                                                  -                  -                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $       119,743    $        15,821    $       103,207     $        41,325
                                                        =================  =================  =================   =================
Accumulation units outstanding                                    55,656              6,464             44,038              17,802
                                                        =================  =================  =================   =================
Unit value                                               $      2.151477    $      2.447803    $      2.343595     $      2.321387
                                                        =================  =================  =================   =================


                                                                                                 TEMPLETON            TEMPLETON
                                                                VIP          MUTUAL SHARES        FOREIGN               GROWTH
                                                              GROWTH          SECURITIES         SECURITIES           SECURITIES
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        -----------------  ----------------- -----------------    -----------------
ASSETS
     Investment at cost                                  $        39,129    $        70,133    $        19,044     $        95,345
                                                        =================  =================  =================   =================
     Investment at market                                $        42,377    $        77,707    $        20,871     $       107,261
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                             42,377             77,707             20,871             107,261
LIABILITIES
     Accrued expenses                                                  -                  -                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $        42,377    $        77,707    $        20,871     $       107,261
                                                        =================  =================  =================   =================
Accumulation units outstanding                                    18,671             34,068              9,368              47,477
                                                        =================  =================  =================   =================
Unit value                                               $      2.269575    $      2.280933    $      2.227969     $      2.259174
                                                        =================  =================  =================   =================


                                                         RYDEX VARIABLE     RYDEX VARIABLE     RYDEX VARIABLE        SCUDDER VIT
                                                             TRUST              TRUST           TRUST SECTOR        EAFE(R) EQUITY
                                                              JUNO              NOVA             ROTATION               INDEX
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        ----------------- ------------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $         8,031    $        12,193    $         1,305     $         3,684
                                                        =================  =================  =================   =================
     Investment at market                                $         7,759    $        13,263    $         1,344     $         4,413
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                              7,759             13,263              1,344               4,413
LIABILITIES
     Accrued expenses                                                  -                  -                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $         7,759    $        13,263    $         1,344     $         4,413
                                                        =================  =================  =================   =================
Accumulation units outstanding                                     7,324             10,836              1,158               1,932
                                                        =================  =================  =================   =================
Unit value                                               $      1.059319    $      1.224107    $      1.161291     $      2.284401
                                                        =================  =================  =================   =================



                        See Notes to Financial Statements

                                               STATEMENTS OF ASSETS AND LIABILITIES
                                                        DECEMBER 31, 2003
                                                           (CONTINUED)



                                                           SCUDDER VIT                                                 WANGER
                                                            EQUITY 500                         WANGER FOREIGN       INTERNATIONAL
                                                              INDEX           TECHNOLOGY           FORTY              SMALL CAP
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        ----------------- ------------------ -----------------    -----------------
ASSETS
     Investment at cost                                  $        89,160    $         3,727    $         3,004     $        34,656
                                                        =================  =================  =================   =================
     Investment at market                                $        98,480    $         4,014    $         3,244     $        40,037
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                             98,480              4,014              3,244              40,037
LIABILITIES
     Accrued expenses                                                  -                  -                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $        98,480    $         4,014    $         3,244     $        40,037
                                                        =================  =================  =================   =================
Accumulation units outstanding                                    42,977              1,556              1,279              16,093
                                                        =================  =================  =================   =================
Unit value                                               $      2.291463    $      2.579497    $      2.536611     $      2.487948
                                                        =================  =================  =================   =================


                                                                               WANGER U.S.
                                                              WANGER            SMALLER
                                                              TWENTY           COMPANIES
                                                            SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------
ASSETS
     Investment at cost                                  $        14,564    $        27,321
                                                        =================  =================
     Investment at market                                $        15,652    $        30,945
                                                        -----------------  -----------------
         Total assets                                             15,652             30,945
LIABILITIES
     Accrued expenses                                                  -                  -
                                                        -----------------  -----------------
NET ASSETS                                               $        15,652    $        30,945
                                                        =================  =================
Accumulation units outstanding                                     6,100             12,134
                                                        =================  =================
Unit value                                               $      2.565709    $      2.550264
                                                        =================  =================



                        See Notes to Financial Statements


                                                     STATEMENTS OF OPERATIONS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2003



                                                                                             PHOENIX-ALLIANCE      PHOENIX-ALLIANCE
                                                                             PHOENIX-AIM        BERNSTEIN              BERNSTEIN
                                                        PHOENIX-ABERDEEN       MID-CAP           ENHANCED               GROWTH +
                                                          INTERNATIONAL        EQUITY             INDEX                  VALUE
                                                            SUBACCOUNT       SUBACCOUNT(9)     SUBACCOUNT(21)         SUBACCOUNT
                                                        ----------------- ------------------ -----------------    -----------------
Investment income
     Distributions                                       $           150    $             -    $             5     $            51
Expenses
     Mortality and expense fees                                        -                  -                  -                   -
     Indexing (gain) loss                                              -                  -                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                         150                  -                  5                  51
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                      14                  2                  1                   4
Net realized gain distribution from Fund                               -                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                 2,416                295                 41                 851
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                      2,430                297                 42                 855
Net increase (decrease) in net assets resulting from
     operations                                          $         2,580    $           297    $            47     $           906
                                                        =================  =================  =================   =================


                                                         PHOENIX-DUFF &
                                                           PHELPS REAL     PHOENIX-ENGEMANN   PHOENIX-ENGEMANN      PHOENIX-GOODWIN
                                                              ESTATE             CAPITAL       SMALL & MID-CAP           MONEY
                                                            SECURITIES         GROWTH              GROWTH                MARKET
                                                            SUBACCOUNT       SUBACCOUNT(1)      SUBACCOUNT(7)          SUBACCOUNT
                                                        ----------------- ------------------  -----------------   -----------------
Investment income
     Distributions                                       $           742    $             -    $             -     $         1,957
Expenses
     Mortality and expense fees                                        -                  -                  -                   -
     Indexing (gain) loss                                              -                  -                  -                   1
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                         742                  -                  -               1,956
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                      34                (10)                12                   -
Net realized gain distribution from Fund                           1,099                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                 4,664              2,378                624                   -
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                      5,797              2,368                636                   -
Net increase (decrease) in net assets resulting from
     operations                                          $         6,539    $         2,368    $           636     $         1,956
                                                        =================  =================  =================   =================


                                                         PHOENIX-GOODWIN    PHOENIX-GOODWIN
                                                          MULTI-SECTOR       MULTI-SECTOR      PHOENIX-JANUS        PHOENIX-KAYNE
                                                             FIXED            SHORT TERM          FLEXIBLE              RISING
                                                             INCOME              BOND              INCOME              DIVIDENDS
                                                           SUBACCOUNT        SUBACCOUNT(19)      SUBACCOUNT          SUBACCOUNT(8)
                                                        ----------------- ------------------  -----------------   -----------------
Investment income
     Distributions                                       $           542    $            14    $           214     $            21
Expenses
     Mortality and expense fees                                        -                  -                  -                   -
     Indexing (gain) loss                                              -                  -                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                         542                 14                214                  21
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                     (74)                 -                  4                   5
Net realized gain distribution from Fund                               -                  -                233                  27
Net change in unrealized appreciation (depreciation)
     on investment                                                   465                  9               (193)                275
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                        391                  9                 44                 307
Net increase (decrease) in net assets resulting from
     operations                                          $           933    $            23    $           258     $           328
                                                        =================  =================  =================   =================



                        See Notes to Financial Statements

                                                     STATEMENTS OF OPERATIONS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2003
                                                           (CONTINUED)


                                                          PHOENIX-KAYNE     PHOENIX-LAZARD
                                                            SMALL-CAP        INTERNATIONAL     PHOENIX-LAZARD       PHOENIX-LAZARD
                                                             QUALITY            EQUITY            SMALL-CAP              U.S.
                                                              VALUE             SELECT              VALUE             MULTI-CAP
                                                          SUBACCOUNT(8)      SUBACCOUNT(11)     SUBACCOUNT(8)       SUBACCOUNT(14)
                                                        ----------------- ------------------  -----------------   -----------------
Investment income
     Distributions                                       $            83    $           419    $            11     $            35
Expenses
     Mortality and expense fees                                        -                  -                  -                   -
     Indexing (gain) loss                                              -                  -                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                          83                419                 11                  35
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                       5                 42                  3                   3
Net realized gain distribution from Fund                               -                 74                135                 182
Net change in unrealized appreciation (depreciation)
     on investment                                                   755              9,259                819                  98
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                        760              9,375                957                 283
Net increase (decrease) in net assets resulting from
     operations                                          $           843    $         9,794    $           968     $           318
                                                        =================  =================  =================   =================


                                                                                                                     PHOENIX-MFS
                                                           PHOENIX-LORD      PHOENIX-LORD       PHOENIX-LORD          INVESTORS
                                                              ABBETT       ABBETT LARGE-CAP    ABBETT MID-CAP          GROWTH
                                                          BOND-DEBENTURE         VALUE             VALUE                STOCK
                                                          SUBACCOUNT(12)     SUBACCOUNT(2)      SUBACCOUNT(5)         SUBACCOUNT
                                                        ----------------- ------------------  -----------------   -----------------
Investment income
     Distributions                                       $           183    $           318    $           113     $             -
Expenses
     Mortality and expense fees                                        -                  -                  -                   -
     Indexing (gain) loss                                              -                  -                  -                  (5)
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                         183                318                113                   5
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                       2                 12                 97                   7
Net realized gain distribution from Fund                              99                155                139                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                   209              6,281              2,215               1,688
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                        310              6,448              2,451               1,695
Net increase (decrease) in net assets resulting from
     operations                                          $           493    $         6,766    $         2,564     $         1,700
                                                        =================  =================  =================   =================


                                                           PHOENIX-MFS                                            PHOENIX-NORTHERN
                                                            INVESTORS        PHOENIX-MFS      PHOENIX-NORTHERN        NASDAQ-100
                                                              TRUST             VALUE              DOW 30              INDEX(R)
                                                          SUBACCOUNT(17)    SUBACCOUNT(13)       SUBACCOUNT          SUBACCOUNT(3)
                                                        ----------------- ------------------  -----------------   -----------------
Investment income
     Distributions                                       $             -    $           807    $           124     $             -
Expenses
     Mortality and expense fees                                        -                  -                  -                   -
     Indexing (gain) loss                                              -                  -                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                           -                807                124                   -
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                      (2)                 9                 24               1,655
Net realized gain distribution from Fund                               -                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                     2              7,738              1,498               2,970
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                          -              7,747              1,522               4,625
Net increase (decrease) in net assets resulting from
     operations                                          $             -    $         8,554    $         1,646     $         4,625
                                                        =================  =================  =================   =================



                        See Notes to Financial Statements


                                                     STATEMENTS OF OPERATIONS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2003


                                                                                                                   PHOENIX-SANFORD
                                                         PHOENIX-OAKHURST  PHOENIX-OAKHURST   PHOENIX-OAKHURST        BERNSTEIN
                                                            GROWTH AND         STRATEGIC           VALUE                GLOBAL
                                                              INCOME          ALLOCATION           EQUITY               VALUE
                                                           SUBACCOUNT(5)     SUBACCOUNT(6)       SUBACCOUNT           SUBACCOUNT
                                                        ----------------- ------------------  -----------------   -----------------
Investment income
     Distributions                                       $           252    $           201    $            92     $            44
Expenses
     Mortality and expense fees                                        -                  -                  -                   -
     Indexing (gain) loss                                              -                  -                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                         252                201                 92                  44
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                      (4)                31                 20                   3
Net realized gain distribution from Fund                               -                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                 4,575                951              2,333                 424
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                      4,571                982              2,353                 427
Net increase (decrease) in net assets resulting from
     operations                                          $         4,823    $         1,183    $         2,445     $           471
                                                        =================  =================  =================   =================


                                                         PHOENIX-SANFORD    PHOENIX-SANFORD
                                                            BERNSTEIN          BERNSTEIN        PHOENIX-SENECA      PHOENIX-SENECA
                                                             MID-CAP           SMALL-CAP           MID-CAP            STRATEGIC
                                                              VALUE              VALUE             GROWTH               THEME
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        ----------------- ------------------  -----------------   -----------------
Investment income
     Distributions                                       $            33    $             -    $             -     $             -
Expenses
     Mortality and expense fees                                        -                  -                  -                   -
     Indexing (gain) loss                                              -                  -                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                          33                  -                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                       2                  7                 18                   5
Net realized gain distribution from Fund                             608                286                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                 2,338              3,669                235                 787
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                      2,948              3,962                253                 792
Net increase (decrease) in net assets resulting from
     operations                                          $         2,981    $         3,962    $           253     $           792
                                                        =================  =================  =================   =================


                                                          PHOENIX-STATE
                                                         STREET RESEARCH                          AIM V.I.          ALGER AMERICAN
                                                           SMALL-CAP        AIM V.I. CAPITAL      PREMIER             LEVERAGED
                                                             GROWTH          APPRECIATION         EQUITY                ALLCAP
                                                          SUBACCOUNT(9)      SUBACCOUNT(4)       SUBACCOUNT           SUBACCOUNT
                                                        ----------------- ------------------  -----------------   -----------------
Investment income
     Distributions                                       $             -    $             -    $             6     $             -
Expenses
     Mortality and expense fees                                        -                  -                  -                   -
     Indexing (gain) loss                                              -                  -                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                           -                  -                  6                   -
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                       2                  1                 29                  20
Net realized gain distribution from Fund                             821                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                   848              4,013                166               1,045
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                      1,671              4,014                195               1,065
Net increase (decrease) in net assets resulting from
     operations                                          $         1,671    $         4,014    $           201     $         1,065
                                                        =================  =================  =================   =================



                        See Notes to Financial Statements


                                                     STATEMENTS OF OPERATIONS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2003
                                                            (CONTINUED)


                                                         FEDERATED FUND     FEDERATED HIGH
                                                            FOR U.S.         INCOME BOND
                                                           GOVERNMENT          FUND II-              VIP               VIP GROWTH
                                                          SECURITIES II     PRIMARY SHARES       CONTRAFUND(R)       OPPORTUNITIES
                                                           SUBACCOUNT        SUBACCOUNT(2)       SUBACCOUNT(4)        SUBACCOUNT(5)
                                                        ----------------- ------------------  -----------------    -----------------
Investment income
     Distributions                                       $           268    $           120    $             3     $             2
Expenses
     Mortality and expense fees                                        -                  -                  -                   -
     Indexing (gain) loss                                              -                  -                  -                  (1)
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                         268                120                  3                   3
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                      (6)               (21)                40                  15
Net realized gain distribution from Fund                              35                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                 1,008              1,227             10,469               2,282
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                      1,037              1,206             10,509               2,297
Net increase (decrease) in net assets resulting from
     operations                                          $         1,305    $         1,326    $        10,512     $         2,300
                                                        =================  =================  =================   =================


                                                                                                 TEMPLETON           TEMPLETON
                                                               VIP          MUTUAL SHARES         FOREIGN              GROWTH
                                                             GROWTH          SECURITIES          SECURITIES          SECURITIES
                                                            SUBACCOUNT      SUBACCOUNT(10)      SUBACCOUNT(2)        SUBACCOUNT(9)
                                                        ----------------- ------------------  -----------------   -----------------
Investment income
     Distributions                                       $             1    $            23    $            43     $            93
Expenses
     Mortality and expense fees                                        -                  -                  -                   -
     Indexing (gain) loss                                              -                  -                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                           1                 23                 43                  93
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                       8                 11                  4                  23
Net realized gain distribution from Fund                               -                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                 3,238              7,574              1,827              11,916
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                      3,246              7,585              1,831              11,939
Net increase (decrease) in net assets resulting from
     operations                                          $         3,247    $         7,608    $         1,874     $        12,032
                                                        =================  =================  =================   =================


                                                          RYDEX VARIABLE    RYDEX VARIABLE     RYDEX VARIABLE        SCUDDER VIT
                                                              TRUST              TRUST          TRUST SECTOR        EAFE(R) EQUITY
                                                              JUNO               NOVA             ROTATION              INDEX
                                                          SUBACCOUNT(18)     SUBACCOUNT(16)     SUBACCOUNT(20)       SUBACCOUNT(8)
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $             -    $             -    $             -     $             -
Expenses
     Mortality and expense fees                                        -                  -                  -                   -
     Indexing (gain) loss                                              -                  -                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                           -                  -                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                      45                  1                  1                  30
Net realized gain distribution from Fund                               -                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                  (272)             1,070                 39                 729
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                       (227)             1,071                 40                 759
Net increase (decrease) in net assets resulting from
     operations                                          $          (227)   $         1,071    $            40     $           759
                                                        =================  =================  =================   =================



                        See Notes to Financial Statements


                                                     STATEMENTS OF OPERATIONS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2003
                                                            (CONTINUED)


                                                           SCUDDER VIT                                                 WANGER
                                                           EQUITY 500                          WANGER FOREIGN       INTERNATIONAL
                                                              INDEX            TECHNOLOGY           FORTY              SMALL CAP
                                                           SUBACCOUNT(6)       SUBACCOUNT       SUBACCOUNT(15)       SUBACCOUNT(4)
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $            27    $             -    $             -     $             1
Expenses
     Mortality and expense fees                                        -                  -                  -                   -
     Indexing (gain) loss                                              -                  -                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                          27                  -                  -                   1
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                      14                 13                 13                  18
Net realized gain distribution from Fund                               -                  -                  -                   -
Net change in unrealized appreciation (depreciation)
       on investment                                               9,320                284                240               5,381
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                      9,334                297                253               5,399
Net increase (decrease) in net assets resulting from
     operations                                          $         9,361    $           297    $           253     $         5,400
                                                        =================  =================  =================   =================


                                                                              WANGER U.S.
                                                             WANGER            SMALLER
                                                             TWENTY           COMPANIES
                                                            SUBACCOUNT        SUBACCOUNT
                                                        -----------------  -----------------
Investment income
     Distributions                                       $             -    $             -
Expenses
     Mortality and expense fees                                        -                  -
     Indexing (gain) loss                                              -                  -
                                                        -----------------  -----------------
Net investment income (loss)                                           -                  -
                                                        -----------------  -----------------
Net realized gain (loss) from share transactions                      30                 25
Net realized gain distribution from Fund                               -                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                 1,095              3,589
                                                        -----------------  -----------------
Net gain (loss) on investment                                      1,125              3,614
Net increase (decrease) in net assets resulting from
     operations                                          $         1,125    $         3,614
                                                        =================  =================







Footnotes for Statements of Operations
For the period ended December 31, 2003

(1) From inception January 6, 2003 to December 31, 2003.              (12) From inception April 15, 2003 to December 31, 2003.
(2) From inception January 21, 2003 to December 31, 2003.             (13) From inception April 28, 2003 to December 31, 2003.
(3) From inception January 27, 2003 to December 31, 2003.             (14) From inception May 5, 2003 to December 31, 2003.
(4) From inception January 28, 2003 to December 31, 2003.             (15) From inception May 27, 2003 to December 31, 2003.
(5) From inception January 31, 2003 to December 31, 2003.             (16) From inception June 4, 2003 to December 31, 2003.
(6) From inception February 3, 2003 to December 31, 2003.             (17) From inception June 16, 2003 to December 31, 2003.
(7) From inception February 28, 2003 to December 31, 2003.            (18) From inception June 30, 2003 to December 31, 2003.
(8) From inception March 3, 2003 to December 31, 2003.                (19) From inception August 8, 2003 to December 31, 2003.
(9) From inception March 14, 2003 to December 31, 2003.               (20) From inception October 27, 2003 to December 31, 2003.
(10) From inception March 19, 2003 to December 31, 2003.              (21) From inception November 10, 2003 to December 31, 2003.
(11) From inception March 20, 2003 to December 31, 2003.



                        See Notes to Financial Statements


                                                STATEMENTS OF CHANGES IN NET ASSETS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2003


                                                                                              PHOENIX-ALLIANCE    PHOENIX-ALLIANCE
                                                                             PHOENIX-AIM          BERNSTEIN           BERNSTEIN
                                                        PHOENIX-ABERDEEN        MID-CAP           ENHANCED             GROWTH +
                                                          INTERNATIONAL          EQUITY              INDEX               VALUE
                                                            SUBACCOUNT        SUBACCOUNT(9)      SUBACCOUNT(21)       SUBACCOUNT
                                                        ----------------- ------------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                       $            150   $              -   $              5     $            51
     Net realized gain (loss)                                         14                  2                  1                   4
     Net change in unrealized appreciation (depreciation)
         on investments                                            2,416                295                 41                 851
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations             2,580                297                 47                 906
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                          7,215                784                 81               4,020
     Participant transfers                                        10,077) +           3,981              1,168               8,905
     Participant withdrawals                                      (1,969)              (656)               (79)               (618)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            15,323              4,109              1,170              12,307
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        17,903              4,406              1,217              13,213

NET ASSETS
     Beginning of period                                              48                  -                  -                 688
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                      $         17,951   $          4,406   $          1,217     $        13,901
                                                        =================  =================  =================   =================



                                                         PHOENIX-DUFF &
                                                          PHELPS REAL      PHOENIX-ENGEMANN   PHOENIX-ENGEMANN     PHOENIX-GOODWIN
                                                             ESTATE            CAPITAL         SMALL & MID-CAP          MONEY
                                                           SECURITIES          GROWTH              GROWTH               MARKET
                                                           SUBACCOUNT        SUBACCOUNT(1)      SUBACCOUNT(7)         SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                       $            742   $              -   $              -     $         1,956
     Net realized gain (loss)                                      1,133                (10)                12                   -
     Net change in unrealized appreciation (depreciation)
         on investments                                            4,664              2,378                624                   -
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                         6,539              2,368                636               1,956
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         24,607              9,209              4,318           1,937,198
     Participant transfers                                        14,599             41,880             11,840          (1,226,205)
     Participant withdrawals                                      (6,920)            (5,494)            (1,136)           (135,420)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            32,286             45,595             15,022             575,573
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        38,825             47,963             15,658             577,529

NET ASSETS
     Beginning of period                                           2,149                  -                  -              51,523
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                      $         40,974   $         47,963   $         15,658     $       629,052
                                                        =================  =================  =================   =================



                        See Notes to Financial Statements


                                                STATEMENTS OF CHANGES IN NET ASSETS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2003
                                                           (CONTINUED)



                                                         PHOENIX-GOODWIN   PHOENIX-GOODWIN
                                                           MULTI-SECTOR      MULTI-SECTOR      PHOENIX-JANUS        PHOENIX-KAYNE
                                                               FIXED          SHORT TERM          FLEXIBLE              RISING
                                                              INCOME             BOND              INCOME              DIVIDENDS
                                                            SUBACCOUNT      SUBACCOUNT(19)       SUBACCOUNT          SUBACCOUNT(8)
                                                        ----------------- -----------------  -----------------    -----------------
FROM OPERATIONS
     Net investment income (loss)                       $            542   $             14   $            214     $            21
     Net realized gain (loss)                                        (74)                 -                237                  32
     Net change in unrealized appreciation (depreciation)
         on investments                                              465                  9               (193)                275
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                           933                 23                258                 328
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         12,329                700              6,683               2,231
     Participant transfers                                         7,003                370              6,767               2,476
     Participant withdrawals                                      (3,490)               (44)            (2,164)               (885)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            15,842              1,026             11,286               3,822
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        16,775              1,049             11,544               4,150
NET ASSETS
     Beginning of period                                           1,159                  -                 55                   -
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                      $         17,934   $          1,049   $         11,599     $         4,150
                                                        =================  =================  =================   =================


                                                          PHOENIX-KAYNE     PHOENIX-LAZARD
                                                            SMALL-CAP       INTERNATIONAL      PHOENIX-LAZARD        PHOENIX-LAZARD
                                                             QUALITY            EQUITY           SMALL-CAP               U.S.
                                                              VALUE             SELECT             VALUE               MULTI-CAP
                                                           SUBACCOUNT(8)     SUBACCOUNT(11)     SUBACCOUNT(8)        SUBACCOUNT(14)
                                                        ----------------- -----------------   -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                       $             83   $            419   $             11     $            35
     Net realized gain (loss)                                          5                116                138                 185
     Net change in unrealized appreciation (depreciation)
         on investments                                              755              9,259                819                  98
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                           843              9,794                968                 318
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                            884             24,019              1,252                 352
     Participant transfers                                         9,958             62,874             13,004               9,167
     Participant withdrawals                                        (424)            (7,020)              (372)               (331)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            10,418             79,873             13,884               9,188
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        11,261             89,667             14,852               9,506

NET ASSETS
     Beginning of period                                               -                  -                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                      $         11,261   $         89,667   $         14,852     $         9,506
                                                        =================  =================  =================   =================



                        See Notes to Financial Statements


                                                STATEMENTS OF CHANGES IN NET ASSETS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2003
                                                           (CONTINUED)


                                                                                                                    PHOENIX-MFS
                                                          PHOENIX-LORD       PHOENIX-LORD       PHOENIX-LORD         INVESTORS
                                                             ABBETT        ABBETT LARGE-CAP    ABBETT MID-CAP          GROWTH
                                                         BOND-DEBENTURE         VALUE              VALUE               STOCK
                                                         SUBACCOUNT(12)      SUBACCOUNT(2)      SUBACCOUNT(5)        SUBACCOUNT
                                                       -----------------  ------------------ -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                       $            183   $            318   $            113    $             5
     Net realized gain (loss)                                        101                167                236                  7
     Net change in unrealized appreciation (depreciation)
         on investments                                              209              6,281              2,215              1,688
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations               493              6,766              2,564              1,700
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                          1,480             18,157              2,641             12,381
     Participant transfers                                        13,141             69,985             31,314             21,564 ++
     Participant withdrawals                                        (513)            (5,472)            (4,341)            (3,334)
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            14,108             82,670             29,614             30,611
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                        14,601             89,436             32,178             32,311

NET ASSETS
     Beginning of period                                               -                  -                  -                685
                                                        -----------------  -----------------  -----------------  -----------------
     End of period                                      $         14,601   $         89,436   $         32,178    $        32,996
                                                        =================  =================  =================  =================


                                                          PHOENIX-MFS                                             PHOENIX-NORTHERN
                                                           INVESTORS         PHOENIX-MFS      PHOENIX-NORTHERN       NASDAQ-100
                                                             TRUST              VALUE              DOW 30              INDEX(R)
                                                         SUBACCOUNT(17)     SUBACCOUNT(13)       SUBACCOUNT         SUBACCOUNT(3)
                                                       -----------------  ------------------ -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                       $              -   $            807   $            124    $             -
     Net realized gain (loss)                                         (2)                 9                 24              1,655
     Net change in unrealized appreciation (depreciation)
         on investments                                                2              7,738              1,498              2,970
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations                 -              8,554              1,646              4,625
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                            385              5,029              4,162              6,076
     Participant transfers                                          (184)            62,877             16,472             46,670
     Participant withdrawals                                        (167)            (2,013)            (1,526)            (1,338)
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                                34             65,893             19,108             51,408
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                            34             74,447             20,754             56,033

NET ASSETS
     Beginning of period                                               -                  -                 26                   -
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                      $             34   $         74,447   $         20,780     $        56,033
                                                        =================  =================  =================   =================



                        See Notes to Financial Statements


                                                STATEMENTS OF CHANGES IN NET ASSETS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2003
                                                           (CONTINUED)


                                                                                                                   PHOENIX-SANFORD
                                                        PHOENIX-OAKHURST   PHOENIX-OAKHURST   PHOENIX-OAKHURST        BERNSTEIN
                                                           GROWTH AND         STRATEGIC           VALUE                 GLOBAL
                                                             INCOME          ALLOCATION           EQUITY                VALUE
                                                          SUBACCOUNT(5)      SUBACCOUNT(6)       SUBACCOUNT           SUBACCOUNT
                                                        ----------------- ------------------ -----------------    -----------------
FROM OPERATIONS
     Net investment income (loss)                       $            252   $            201   $             92     $            44
     Net realized gain (loss)                                         (4)                31                 20                   3
     Net change in unrealized appreciation (depreciation)
         on investments                                            4,575                951              2,333                 424
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations             4,823              1,183              2,445                 471
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         17,412              3,912             10,863               1,026
     Participant transfers                                        35,874             19,327             17,416               2,791
     Participant withdrawals                                      (5,802)            (1,856)            (4,588)               (643)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            47,484             21,383             23,691               3,174
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        52,307             22,566             26,136               3,645

NET ASSETS
     Beginning of period                                               -                  -                147                  39
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                      $         52,307   $         22,566   $         26,283     $         3,684
                                                        =================  =================  =================   =================


                                                        PHOENIX-SANFORD    PHOENIX-SANFORD
                                                           BERNSTEIN          BERNSTEIN       PHOENIX-SENECA       PHOENIX-SENECA
                                                            MID-CAP           SMALL-CAP          MID-CAP              STRATEGIC
                                                             VALUE              VALUE             GROWTH                THEME
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        ----------------- ------------------ -----------------    -----------------
FROM OPERATIONS
     Net investment income (loss)                       $             33   $              -   $              -     $             -
     Net realized gain (loss)                                        610                293                 18                   5
     Net change in unrealized appreciation (depreciation)
         on investments                                            2,338              3,669                235                 787
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations             2,981              3,962                253                 792
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                          5,753              9,795              2,048               2,766
     Participant transfers                                        13,386              8,085              2,068               1,272
     Participant withdrawals                                      (2,003)            (2,163)            (1,304)               (666)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            17,136             15,717              2,812               3,372
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        20,117             19,679              3,065               4,164

NET ASSETS
     Beginning of period                                           1,426              2,201                374               1,008
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                      $         21,543   $        $21,880   $          3,439    $          5,172
                                                        =================  =================  =================   =================



                        See Notes to Financial Statements


                                                STATEMENTS OF CHANGES IN NET ASSETS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2003
                                                           (CONTINUED)


                                                          PHOENIX-STATE
                                                         STREET RESEARCH                          AIM V.I.          ALGER AMERICAN
                                                           SMALL-CAP       AIM V.I. CAPITAL       PREMIER              LEVERAGED
                                                             GROWTH          APPRECIATION         EQUITY                 ALLCAP
                                                          SUBACCOUNT(9)      SUBACCOUNT(4)       SUBACCOUNT            SUBACCOUNT
                                                        ----------------- ------------------ -----------------    -----------------
FROM OPERATIONS
     Net investment income (loss)                       $              -   $              -   $              6     $             -
     Net realized gain (loss)                                        823                  1                 29                  20
     Net change in unrealized appreciation (depreciation)
         on investments                                              848              4,013                166               1,045
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations             1,671              4,014                201               1,065
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                          5,628             16,595              1,237               3,573
     Participant transfers                                        10,957             36,997                689               7,190
     Participant withdrawals                                      (1,826)            (5,173)              (697)             (2,841)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            14,759             48,419              1,229               7,922
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        16,430             52,433              1,430               8,987

NET ASSETS
     Beginning of period                                               -                  -                382                 508
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                      $         16,430   $         52,433   $          1,812     $         9,495
                                                        =================  =================  =================   =================


                                                         FEDERATED FUND     FEDERATED HIGH
                                                            FOR U.S.       INCOME BOND FUND
                                                           GOVERNMENT          FUND II--           VIP               VIP GROWTH
                                                         SECURITIES II      PRIMARY SHARES     CONTRAFUND(R)        OPPORTUNITIES
                                                           SUBACCOUNT        SUBACCOUNT(2)     SUBACCOUNT(4)        SUBACCOUNT(5)
                                                        ----------------- ------------------ -----------------    -----------------
FROM OPERATIONS
     Net investment income (loss)                       $            268   $            120   $              3     $             3
     Net realized gain (loss)                                         29                (21)                40                  15
     Net change in unrealized appreciation (depreciation)
         on investments                                            1,008              1,227             10,469               2,282
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations             1,305              1,326             10,512               2,300
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         43,814              8,847             12,546               2,707
     Participant transfers                                        86,952              8,780             85,634              37,732
     Participant withdrawals                                     (14,117)            (3,132)            (5,485)             (1,414)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           116,649             14,495             92,695              39,025
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                       117,954             15,821            103,207              41,325

NET ASSETS
     Beginning of period                                           1,789                  -                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                      $        119,743    $        15,821    $       103,207    $         41,325
                                                        =================  =================  =================   =================



                        See Notes to Financial Statements


                                                STATEMENTS OF CHANGES IN NET ASSETS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2003
                                                           (CONTINUED)


                                                                                                 TEMPLETON            TEMPLETON
                                                                VIP         MUTUAL SHARES         FOREIGN               GROWTH
                                                              GROWTH          SECURITIES        SECURITIES            SECURITIES
                                                            SUBACCOUNT      SUBACCOUNT(10)     SUBACCOUNT(2)         SUBACCOUNT(9)
                                                        ----------------- ------------------ -----------------    -----------------
FROM OPERATIONS
     Net investment income (loss)                       $              1   $             23   $             43     $            93
     Net realized gain (loss)                                          8                 11                  4                  23
     Net change in unrealized appreciation (depreciation)
         on investments                                            3,238              7,574              1,827              11,916
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations             3,247              7,608              1,874              12,032
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         12,768              5,264              8,249               1,480
     Participant transfers                                        30,529             67,303             12,788              96,224
     Participant withdrawals                                      (4,602)            (2,468)            (2,040)             (2,475)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            38,695             70,099             18,997              95,229
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        41,942             77,707             20,871             107,261

NET ASSETS
     Beginning of period                                             435                  -                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                      $         42,377   $         77,707   $         20,871     $       107,261
                                                        =================  =================  =================   =================


                                                          RYDEX VARIABLE    RYDEX VARIABLE     RYDEX VARIABLE        SCUDDER VIT
                                                              TRUST             TRUST           TRUST SECTOR        EAFE(R) EQUITY
                                                              JUNO              NOVA             ROTATION               INDEX
                                                          SUBACCOUNT(18)    SUBACCOUNT(16)     SUBACCOUNT(20)        SUBACCOUNT(8)
                                                        ----------------- -----------------  -----------------    -----------------
FROM OPERATIONS
     Net investment income (loss)                       $              -   $              -   $              -     $             -
     Net realized gain (loss)                                         45                  1                  1                  30
     Net change in unrealized appreciation (depreciation)
         on investments                                             (272)             1,070                 39                 729
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations              (227)             1,071                 40                 759
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -                242                  -                 418
     Participant transfers                                         8,188             12,290              1,349               3,496
     Participant withdrawals                                        (202)              (340)               (45)               (260)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                             7,986             12,192              1,304               3,654
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                         7,759             13,263              1,344               4,413

NET ASSETS
     Beginning of period                                               -                  -                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                      $          7,759   $         13,263   $          1,344     $         4,413
                                                        =================  =================  =================   =================



                        See Notes to Financial Statements


                                                STATEMENTS OF CHANGES IN NET ASSETS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2003
                                                           (CONTINUED)



                                                          SCUDDER VIT                                                   WANGER
                                                           EQUITY 500                          WANGER FOREIGN        INTERNATIONAL
                                                             INDEX            TECHNOLOGY           FORTY               SMALL CAP
                                                          SUBACCOUNT(6)       SUBACCOUNT       SUBACCOUNT(15)        SUBACCOUNT(4)
                                                        ----------------- ------------------ -----------------    -----------------
FROM OPERATIONS
     Net investment income (loss)                       $             27   $              -   $              -     $             1
     Net realized gain (loss)                                         14                 13                 13                  18
     Net change in unrealized appreciation (depreciation)
         on investments                                            9,320                284                240               5,381
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations             9,361                297                253               5,400
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                          7,957                833              1,039              10,344
     Participant transfers                                        92,241              3,367              2,183              27,883
     Participant withdrawals                                     (11,079)              (521)              (231)             (3,590)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            89,119              3,679              2,991              34,637
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        98,480              3,976              3,244              40,037
NET ASSETS
     Beginning of period                                               -                 38                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                      $         98,480   $          4,014   $          3,244     $        40,037
                                                        =================  =================  =================   =================



                        See Notes to Financial Statements


                                                STATEMENTS OF CHANGES IN NET ASSETS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2003
                                                           (CONTINUED)


                                                                              WANGER U.S.
                                                              WANGER            SMALLER
                                                              TWENTY           COMPANIES
                                                            SUBACCOUNT        SUBACCOUNT
                                                        ----------------- ------------------
FROM OPERATIONS
     Net investment income (loss)                       $              -   $             -
     Net realized gain (loss)                                         30                 25
     Net change in unrealized appreciation (depreciation)
         on investments                                            1,095              3,589
                                                        -----------------  -----------------
     Net increase (decrease) resulting from operations             1,125              3,614
                                                        -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                          7,602             12,832
     Participant transfers                                         8,613             18,732
     Participant withdrawals                                      (3,386)            (4,844)
                                                        -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            12,829             26,720
                                                        -----------------  -----------------
     Net increase (decrease) in net assets                        13,954             30,334
NET ASSETS
     Beginning of period                                           1,698                611
                                                        -----------------  -----------------
     End of period                                      $         15,652   $         30,945
                                                        =================  =================





+   Participant transfers include net assets transferred in from Aberdeen New Asia on February 7, 2003.
++  Participant transfers include net assets transferred in from MFS Investors Growth and Van Kampen Focus Equity on
    February 14, 2003.

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2003

(1) From inception January 6, 2003 to December 31, 2003.              (12) From inception April 15, 2003 to December 31, 2003.
(2) From inception January 21, 2003 to December 31, 2003.             (13) From inception April 28, 2003 to December 31, 2003.
(3) From inception January 27, 2003 to December 31, 2003.             (14) From inception May 5, 2003 to December 31, 2003.
(4) From inception January 28, 2003 to December 31, 2003.             (15) From inception May 27, 2003 to December 31, 2003.
(5) From inception January 31, 2003 to December 31, 2003.             (16) From inception June 4, 2003 to December 31, 2003.
(6) From inception February 3, 2003 to December 31, 2003.             (17) From inception June 16, 2003 to December 31, 2003.
(7) From inception February 28, 2003 to December 31, 2003.            (18) From inception June 30, 2003 to December 31, 2003.
(8) From inception March 3, 2003 to December 31, 2003.                (19) From inception August 8, 2003 to December 31, 2003.
(9) From inception March 14, 2003 to December 31, 2003.               (20) From inception October 27, 2003 to December 31, 2003.
(10) From inception March 19, 2003 to December 31, 2003.              (21) From inception November 10, 2003 to December 31, 2003.
(11) From inception March 20, 2003 to December 31, 2003.


                        See Notes to Financial Statements

                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2002


                                                           PHOENIX-           PHOENIX-       PHOENIX-ALLIANCE/
                                                           ABERDEEN         ABERDEEN NEW         BERNSTEIN          PHOENIX-
                                                         INTERNATIONAL          ASIA           GROWTH + VALUE    DEUTSCHE DOW 30
                                                         SUBACCOUNT(5)       SUBACCOUNT(2)      SUBACCOUNT(2)      SUBACCOUNT(9)
                                                       -----------------  ------------------  -----------------  -----------------
FROM OPERATIONS
  Net investment income (loss)                          $             -    $             11    $             3    $             -
  Net realized gain (loss)                                            -                   1                  2                  -
  Net unrealized appreciation (depreciation)                          -                 (23)               (11)                (1)
                                                       -----------------  ------------------  -----------------  -----------------
  Net increase (decrease) resulting from operations                   -                 (11)                (6)                (1)
                                                       -----------------  ------------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
  Participant deposits                                               61                 761                752                 22
  Participant transfers                                               9                   2                  -                  9
  Participant withdrawals                                           (22)                (65)               (58)                (4)
                                                       -----------------  ------------------  -----------------  -----------------
  Net increase (decrease) in net assets resulting
    from participant transactions                                    48                 698                694                 27
                                                       -----------------  ------------------  -----------------  -----------------
  Net increase (decrease) in net assets                              48                 687                688                 26
NET ASSETS
  Beginning of period                                                 -                   -                  -                  -
                                                       -----------------  ------------------  -----------------  -----------------
  End of period                                         $            48    $            687    $           688    $            26
                                                       =================  ==================  =================  =================


                                                                                                  PHOENIX-
                                                        PHOENIX-DUFF &        PHOENIX-         GOODWIN MULTI-
                                                         PHELPS REAL        GOODWIN MONEY       SECTOR FIXED     PHOENIX-HOLLISTER
                                                       ESTATE SECURITIES      MARKET              INCOME           VALUE EQUITY
                                                         SUBACCOUNT(2)      SUBACCOUNT(1)       SUBACCOUNT(7)      SUBACCOUNT(8)
                                                       -----------------  ------------------  -----------------  -----------------
FROM OPERATIONS
  Net investment income (loss)                          $            18    $             28    $            15    $             1
  Net realized gain (loss)                                           11                   -                  -                  2
  Net unrealized appreciation (depreciation)                         (2)                  -                 17                  3
                                                       -----------------  ------------------  -----------------  -----------------
  Net increase (decrease) resulting from operations                  27                  28                 32                  6
                                                       -----------------  ------------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
  Participant deposits                                            1,847              57,211                750                282
  Participant transfers                                             433              (1,825)               449                  -
  Participant withdrawals                                          (158)             (3,891)               (72)              (141)
                                                       -----------------  ------------------  -----------------  -----------------
  Net increase (decrease) in net assets resulting
    from participant transactions                                 2,122              51,495              1,127                141
                                                       -----------------  ------------------  -----------------  -----------------
  Net increase (decrease) in net assets                           2,149              51,523              1,159                147

NET ASSETS
  Beginning of period                                                 -                   -                  -                  -
                                                       -----------------  ------------------  -----------------  -----------------
  End of period                                         $         2,149    $         51,523    $         1,159    $           147
                                                       =================  ==================  =================  =================

                        See Notes to Financial Statements
                                      SA-19

                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2002
                                                             (CONTINUED)


                                                                                              PHOENIX-SANFORD    PHOENIX-SANFORD
                                                         PHOENIX-JANUS      PHOENIX-JANUS     BERNSTEIN GLOBAL    BERNSTEIN MID-
                                                        FLEXIBLE INCOME       GROWTH               VALUE            CAP VALUE
                                                         SUBACCOUNT(9)      SUBACCOUNT(2)       SUBACCOUNT(6)      SUBACCOUNT(2)
                                                       -----------------  ------------------  -----------------  -----------------
FROM OPERATIONS
  Net investment income (loss)                          $             1    $              -    $             1    $             8
  Net realized gain (loss)                                            -                   3                  1                102
  Net unrealized appreciation (depreciation)                          1                 (11)                 2                (75)
                                                       -----------------  ------------------  -----------------  -----------------
  Net increase (decrease) resulting from operations                   2                  (8)                 4                 35
                                                       -----------------  ------------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
  Participant deposits                                               45                 752                100              1,624
  Participant transfers                                              19                   -                  -                 12
  Participant withdrawals                                           (11)                (59)               (65)              (245)
                                                       -----------------  ------------------  -----------------  -----------------
  Net increase (decrease) in net assets resulting
    from participant transactions                                    53                 693                 35              1,391
                                                       -----------------  ------------------  -----------------  -----------------
  Net increase (decrease) in net assets                              55                 685                 39              1,426

NET ASSETS
  Beginning of period                                                 -                   -                  -                  -
                                                       -----------------  ------------------  -----------------  -----------------
  End of period                                         $            55    $            685    $            39    $         1,426
                                                       =================  ==================  =================  =================


                                                        PHOENIX-SANFORD
                                                        BERNSTEIN SMALL-    PHOENIX-SENECA     PHOENIX-SENECA    AIM V.I. PREMIER
                                                           CAP VALUE        MID-CAP GROWTH     STRATEGIC THEME       EQUITY
                                                         SUBACCOUNT(2)       SUBACCOUNT(4)      SUBACCOUNT(2)      SUBACCOUNT(4)
                                                       -----------------  ------------------  -----------------  -----------------
FROM OPERATIONS
  Net investment income (loss)                          $             9    $              -    $             -    $             1
  Net realized gain (loss)                                           97                   2                  4                  3
  Net unrealized appreciation (depreciation)                        (51)                (14)               (35)                (5)
                                                       -----------------  ------------------  -----------------  -----------------
  Net increase (decrease) resulting from operations                  55                 (12)               (31)                (1)
                                                       -----------------  ------------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
  Participant deposits                                            1,867                 632              1,128                631
  Participant transfers                                             442                   -                  -                  -
  Participant withdrawals                                          (163)               (246)               (89)              (248)
                                                       -----------------  ------------------  -----------------  -----------------
  Net increase (decrease) in net assets resulting
    from participant transactions                                 2,146                 386              1,039                383
                                                       -----------------  ------------------  -----------------  -----------------
  Net increase (decrease) in net assets                           2,201                 374              1,008                382
NET ASSETS
  Beginning of period                                                 -                   -                  -                  -
                                                       -----------------  ------------------  -----------------  -----------------
  End of period                                         $         2,201    $            374    $         1,008    $           382
                                                       =================  ==================  =================  =================


                        See Notes to Financial Statements
                                      SA-20

                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2002
                                                             (CONTINUED)


                                                                            FEDERATED FUND
                                                         ALGER AMERICAN        FOR U.S.
                                                           LEVERAGED          GOVERNMENT
                                                            ALLCAP           SECURITIES II       VIP GROWTH         TECHNOLOGY
                                                         SUBACCOUNT(3)       SUBACCOUNT(2)      SUBACCOUNT(3)      SUBACCOUNT(6)
                                                       -----------------  ------------------  -----------------  -----------------
FROM OPERATIONS
  Net investment income (loss)                          $             -    $              -    $             -    $             -
  Net realized gain (loss)                                            6                   -                  6                  4
  Net unrealized appreciation (depreciation)                        (12)                 21                 10                  3
                                                       -----------------  ------------------  -----------------  -----------------
  Net increase (decrease) resulting from operations                  (6)                 21                 16                  7
                                                       -----------------  ------------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
  Participant deposits                                              828               1,457                719                100
  Participant transfers                                               -                 430                  9                  -
  Participant withdrawals                                          (314)               (119)              (309)               (69)
                                                       -----------------  ------------------  -----------------  -----------------
  Net increase (decrease) in net assets resulting
    from participant transactions                                   514               1,768                419                 31
                                                       -----------------  ------------------  -----------------  -----------------
  Net increase (decrease) in net assets                             508               1,789                435                 38

NET ASSETS
  Beginning of period                                                 -                   -                  -                  -
                                                       -----------------  ------------------  -----------------  -----------------
  End of period                                         $           508    $          1,789    $           435    $            38
                                                       =================  ==================  =================  =================

                                                                              WANGER U.S.
                                                                               SMALLER
                                                         WANGER TWENTY        COMPANIES
                                                         SUBACCOUNT(10)      SUBACCOUNT(3)
                                                       -----------------  ------------------
FROM OPERATIONS
  Net investment income (loss)                          $             -    $              -
  Net realized gain (loss)                                            -                   4
  Net unrealized appreciation (depreciation)                         (7)                 35
                                                       -----------------  ------------------
  Net increase (decrease) resulting from operations                  (7)                 39
                                                       -----------------  ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
  Participant deposits                                            1,937                 860
  Participant transfers                                               -                   9
  Participant withdrawals                                          (232)               (297)
                                                       -----------------  ------------------
  Net increase (decrease) in net assets resulting
    from participant transactions                                 1,705                 572
                                                       -----------------  ------------------
  Net increase (decrease) in net assets                           1,698                 611

NET ASSETS
  Beginning of period                                                 -                   -
                                                       -----------------  ------------------
  End of period                                         $         1,698    $            611
                                                       =================  ==================


Footnotes for Statements of Changes in Net Assets
For period ended December 31, 2002

(1) From inception September 3, 2002 to December 31, 2002.
(2) From inception September 4, 2002 to December 31, 2002.
(3) From inception September 24, 2002 to December 31, 2002.
(4) From inception September 26, 2002 to December 31, 2002.
(5) From inception September 27, 2002 to December 31, 2002.
(6) From inception September 30, 2002 to December 31, 2002.
(7) From inception October 2, 2002 to December 31, 2002.
(8) From inception October 3, 2002 to December 31, 2002.
(9) From inception November 27, 2002 to December 31, 2002.
(10) From inception December 20, 2002 to December 31, 2002.


                        See Notes to Financial Statements
                                      SA-21

                             THE PHOENIX EDGE(R)--VUL
                     PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 1--ORGANIZATION

     The PHLVIC Variable Universal Life Account (the "Account") is a separate investment account of PHL Variable Insurance Company ("PHL Variable"). PHL Variable is an indirect, wholly-owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established December 7, 1994. The Account currently consists of 54 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Rydex Variable Trust, Scudder Investments VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2003, all subaccounts were available for investment.

     Each series has distinct investment objectives as outlined below. Additionally, policyholders also may direct the allocation of their investments between the Account and the Guaranteed Interest Account ("GIA").

     The investment objectives as listed below in no way conflict with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

------------------------------------------------------------------------------------------------------------------------
                     SERIES NAME                                             INVESTMENT OBJECTIVE
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Aberdeen International Series                   High total return consistent with reasonable risk
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                       Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series        High total return
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Alliance/Bernstein  Growth + Value Series       Long-term capital growth
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series     Capital appreciation and income with approximately equal
                                                        emphasis
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                  Intermediate and long-term growth of capital appreciation with income as a secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series          Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Goodwin Money Market Series                     As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series        Long-term total return
------------------------------------------------------- ----------------------------------------------------------------
                                                        To provide high current income while attempting to limit
Phoenix-Goodwin Multi-Sector Short Term Bond Series     changes in the series' net asset value per share caused by interest rate changes
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Janus Flexible Income Series                    Maximum total return consistent with the preservation of
                                                        capital
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                   Long-term capital appreciation with dividend income as a
                                                        secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series            Long-term capital appreciation with dividend income as a
                                                        secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lazard International Equity Select Series       Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                   Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                    Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series               High current income and long-term capital appreciation to
                                                        produce a high total return
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series              Capital appreciation with income as a secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                Capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series               Long-term growth of capital and future income rather than
                                                        current income
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-MFS Investors Trust Series                      Long-term growth of capital; secondarily to provide reasonable current income
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-MFS Value Series                                Capital appreciation and reasonable income
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Northern Dow 30 Series                          To track the total return of the Dow Jones Industrial
                                                        Average(SM) before fund expenses
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series             To track the total return of the Nasdaq-100 Index(R) before fund expenses
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series               Dividend growth, current income and capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series            High total return over an extended period of time consistent with prudent investment risk
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                    Long-term capital appreciation with current income as a
                                                        secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series           Long-term capital growth through investment in equity
                                                        securities of foreign and U.S. companies
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series          Long-term capital appreciation with current income as a
                                                        secondary investment objective
------------------------------------------------------------------------------------------------------------------------

                                                               SA-22

                             THE PHOENIX EDGE(R)--VUL
                     PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------
                     SERIES NAME                                             INVESTMENT OBJECTIVE
------------------------------------------------------- ----------------------------------------------------------------
                                                        Long-term capital appreciation by investing primarily in
Phoenix-Sanford Bernstein Small-Cap Value Series        small-capitalization stocks that appear to be undervalued with current income as a secondary investment objective
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                    Capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                   Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series   Long-term capital growth
------------------------------------------------------- ----------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                      Growth of capital
------------------------------------------------------- ----------------------------------------------------------------
AIM V.I. Premier Equity Fund                            Long-term growth of capital with income as a secondary
                                                        objective
------------------------------------------------------- ----------------------------------------------------------------
Alger American Leveraged AllCap Portfolio               Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Federated Fund for U.S. Government Securities II        Current income by investing primarily in a diversified
                                                        portfolio or U.S. government securities
------------------------------------------------------- ----------------------------------------------------------------
Federated High Income Bond Fund II                      High current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities
------------------------------------------------------- ----------------------------------------------------------------
VIP Contrafund(R) Portfolio                             Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
VIP Growth Opportunities Portfolio                      Capital growth
------------------------------------------------------- ----------------------------------------------------------------
VIP Growth Portfolio                                    Capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Mutual Shares Securities Fund                           Capital appreciation with income as a secondary goal
------------------------------------------------------- ----------------------------------------------------------------
Templeton Foreign Securities Fund                       Long-term capital growth
------------------------------------------------------- ----------------------------------------------------------------
Templeton Growth Securities Fund                        Long-term capital growth
------------------------------------------------------- ----------------------------------------------------------------
                                                        To provide investment results that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt
Rydex Variable Trust Juno Fund                          instruments or futures contract on a specified debt
                                                        instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond
------------------------------------------------------- ----------------------------------------------------------------
                                                        To provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current
Rydex Variable Trust Nova Fund                          benchmark is 150% of the performance of the S&P 500(R) Index
                                                        (the "underlying index")
------------------------------------------------------- ----------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund               Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
                                                        Match the performance of the Morgan Stanley Capital
Scudder VIT EAFE(R) Equity Index Fund                   International EAFE(R) Index which emphasizes stocks of companies in major markets in Europe, Australasia and the Far East
------------------------------------------------------- ----------------------------------------------------------------
                                                        Match the performance of the Standard & Poor's 500 Composite
Scudder VIT Equity 500 Index Fund                       Stock Price Index which emphasizes stocks of large U.S.
                                                        companies
------------------------------------------------------- ----------------------------------------------------------------
Technology Portfolio                                    Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Wanger Foreign Forty                                    Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
Wanger International Small Cap                          Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
Wanger Twenty                                           Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
Wanger U.S. Smaller Companies                           Long-term growth of capital
------------------------------------------------------------------------------------------------------------------------

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

     A. VALUATION OF INVESTMENTS: Investments are made exclusively in the funds and are valued at the net asset values per share of the respective Series.

     B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the funds as well as gains and losses on sales of shares in the funds determined on the LIFO (last in, first out) basis.

     C. INCOME TAXES: The Account is not a separate entity from Phoenix and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

     D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

     E. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

     F. CONTRACTS IN PAYOUT (ANNUNITIZATION) PERIOD: As of December 31, 2003, there were no contracts in the payout (annunitization) period.

                                                       THE PHOENIX EDGE(R)--VUL
                                              PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                                                   NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS

      Purchases and proceeds from sales of shares of the Funds for the period ended December 31, 2003 aggregated the following:


SUBACCOUNT                                                                 PURCHASES                              SALES
----------                                                                 ---------                              -----
THE PHOENIX EDGE SERIES FUND
-----------------------------
      Phoenix-Aberdeen International Series                             $           17,441                    $           1,968
      Phoenix-AIM Mid-Cap Equity Series                                              4,701                                  592
      Phoenix-Alliance/Bernstein Enhanced Index Series                               1,216                                   41
      Phoenix-Alliance/Bernstein Growth + Value Series                              12,817                                  459
      Phoenix-Duff & Phelps Real Estate Securities Series                           39,414                                5,287
      Phoenix-Engemann Capital Growth Series                                        49,696                                4,101
      Phoenix-Engemann Small & Mid-Cap Growth Series                                16,357                                1,335
      Phoenix-Goodwin Money Market Series                                        1,692,539                            1,115,010
      Phoenix-Goodwin Multi-Sector Fixed Income Series                              22,826                                6,442
      Phoenix-Goodwin Multi-Sector Short Term Bond Series                            1,122                                   82
      Phoenix-Janus Flexible Income Series                                          13,464                                1,731
      Phoenix-Kayne Rising Dividends Series                                          4,713                                  843
      Phoenix-Kayne Small-Cap Quality Value Series                                  11,018                                  517
      Phoenix-Lazard International Equity Select Series                             85,135                                4,769
      Phoenix-Lazard Small-Cap Value Series                                         14,376                                  346
      Phoenix-Lazard U.S. Multi-Cap Series                                           9,691                                  286
      Phoenix-Lord Abbett Bond-Debenture Series                                     15,022                                  632
      Phoenix-Lord Abbett Large-Cap Value Series                                    86,933                                3,790
      Phoenix-Lord Abbett Mid-Cap Value Series                                      33,239                                3,373
      Phoenix-MFS Investors Growth Stock Series                                     32,843                                2,227
      Phoenix-MFS Investors Trust Series                                               608                                  574
      Phoenix-MFS Value Series                                                      68,408                                1,708
      Phoenix-Northern Dow 30 Series                                                21,144                                1,912
      Phoenix-Northern Nasdaq-100 Index(R) Series                                   65,063                               13,655
      Phoenix-Oakhurst Growth and Income Series                                     52,342                                4,606
      Phoenix-Oakhurst Strategic Allocation Series                                  26,996                                5,412
      Phoenix-Oakhurst Value Equity Series                                          27,692                                3,909
      Phoenix-Sanford Bernstein Global Value Series                                  3,948                                  730
      Phoenix-Sanford Bernstein Mid-Cap Value Series                                19,077                                1,300
      Phoenix-Sanford Bernstein Small-Cap Value Series                              18,180                                2,177
      Phoenix-Seneca Mid-Cap Growth Series                                           4,799                                1,987
      Phoenix-Seneca Strategic Theme Series                                          4,001                                  629
      Phoenix-State Street Research Small-Cap Growth Series                         16,724                                1,144

                                                       THE PHOENIX EDGE(R)--VUL
                                              PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                                                   NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS (CONTINUED)


SUBACCOUNT                                                                 PURCHASES                              SALES
----------                                                                 ---------                              -----
AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
      AIM V.I. Capital Appreciation Fund                                $           51,691                    $           3,272
      AIM V.I. Premier Equity Fund                                                   2,504                                1,269

THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
      Alger American Leveraged AllCap Portfolio                                     10,703                                2,781

FEDERATED INSURANCE SERIES
--------------------------
      Federated Fund for U.S. Government Securities II                             130,065                               13,113
      Federated High Income Bond Fund II -- Primary Shares                          19,269                                4,654

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
---------------------------------------------------------
      VIP Contrafund(R) Portfolio                                                   96,347                                3,649
      VIP Growth Opportunities Portfolio                                            41,415                                2,386
      VIP Growth Portfolio                                                          41,788                                3,092

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
      Mutual Shares Securities Fund                                                 71,623                                1,501
      Templeton Foreign Securities Fund                                             20,913                                1,873
      Templeton Growth Securities Fund                                              97,319                                1,997

THE RYDEX VARIABLE TRUST
------------------------
      Rydex Variable Trust Juno Fund                                                 8,605                                  619
      Rydex Variable Trust Nova Fund                                                12,909                                  717
      Rydex Variable Trust Sector Rotation Fund                                      1,341                                   37

SCUDDER INVESTMENTS VIT FUNDS -- CLASS A
----------------------------------------
      Scudder VIT EAFE(R) Equity Index Fund                                          4,504                                  850
      Scudder VIT Equity 500 Index Fund                                            100,213                               11,067

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
      Technology Portfolio                                                           4,157                                  478

WANGER ADVISORS TRUST
---------------------
      Wanger Foreign Forty                                                           3,949                                  958
      Wanger International Small Cap                                                36,957                                2,319
      Wanger Twenty                                                                 16,403                                3,574
      Wanger U.S. Smaller Companies                                                 31,046                                4,326

                                                       THE PHOENIX EDGE(R)--VUL
                                              PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                                                   NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS
     A summary of Financial Highlights of the Account for the periods ended December 31, 2003 and 2002 follows:

                                                                                                       PERIOD ENDED
                                                                                                       DECEMBER 31,
                                                                                             ------------------------------
SUBACCOUNT                                                                                       2003             2002
----------                                                                                   -------------    -------------
THE PHOENIX EDGE SERIES FUND
----------------------------
     PHOENIX-ABERDEEN INTERNATIONAL SERIES(5)
     Accumulation units outstanding                                                                 7,661               27
     Unit value                                                                                 $2.342769        $1.776646
     Net assets (thousands)                                                                           $18               $0 (33)
     Mortality and expense ratio                                                                        -                -
     Net investment income ratio                                                                    2.70%                -
     Total return                                                                                  31.86%            5.56%


     PHOENIX-AIM MID-CAP EQUITY SERIES(19)
     Accumulation units outstanding                                                                 1,906                -
     Unit value                                                                                 $2.311391                -
     Net assets (thousands)                                                                            $4                -
     Mortality and expense ratio                                                                        -                -
     Net investment income ratio                                                                        -                -
     Total return                                                                                  36.14%                -


     PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES(31)
     Accumulation units outstanding                                                                   540                -
     Unit value                                                                                 $2.248261                -
     Net assets (thousands)                                                                            $1                -
     Mortality and expense ratio                                                                        -                -
     Net investment income ratio                                                                    4.96% (32)           -
     Total return                                                                                   6.06%                -


     PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE SERIES(2)
     Accumulation units outstanding                                                                 6,221              388
     Unit value                                                                                 $2.234500        $1.772603
     Net assets (thousands)                                                                           $14               $1
     Mortality and expense ratio                                                                        -                -
     Net investment income ratio                                                                    1.39%            2.41% (32)
     Total return                                                                                  26.06%           (3.89%)


     PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES(2)
     Accumulation units outstanding                                                                15,157            1,099
     Unit value                                                                                 $2.703176        $1.955035
     Net assets (thousands)                                                                           $41               $2
     Mortality and expense ratio                                                                        -                -
     Net investment income ratio                                                                    4.22%            5.25% (32)
     Total return                                                                                  38.27%           (0.23%)


                                                       THE PHOENIX EDGE(R)--VUL
                                              PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                                                   NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                       PERIOD ENDED
                                                                                                       DECEMBER 31,
                                                                                             ------------------------------
SUBACCOUNT                                                                                       2003             2002
----------                                                                                   -------------    -------------
     PHOENIX-ENGEMANN CAPITAL GROWTH SERIES(11)
     Accumulation units outstanding                                                                20,298                -
     Unit value                                                                                 $2.363015                -
     Net assets (thousands)                                                                           $48                -
     Mortality and expense ratio                                                                        -                -
     Net investment income ratio                                                                        -                -
     Total return                                                                                  20.55%                -


     PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES(17)
     Accumulation units outstanding                                                                 5,571                -
     Unit value                                                                                 $2.810570                -
     Net assets (thousands)                                                                           $16                -
     Mortality and expense ratio                                                                        -                -
     Net investment income ratio                                                                        -                -
     Total return                                                                                  57.84%                -


     PHOENIX-GOODWIN MONEY MARKET SERIES(1)
     Accumulation units outstanding                                                               310,291           25,589
     Unit value                                                                                 $2.027297        $2.013516
     Net assets (thousands)                                                                          $629              $52
     Mortality and expense ratio                                                                        -                -
     Net investment income ratio                                                                    0.62%            1.12% (32)
     Total return                                                                                   0.68%            0.40%


     PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES(7)
     Accumulation units outstanding                                                                 7,324              542
     Unit value                                                                                 $2.448708        $2.137203
     Net assets (thousands)                                                                           $18               $1
     Mortality and expense ratio                                                                        -                -
     Net investment income ratio                                                                    7.70%            9.05% (32)
     Total return                                                                                  14.58%            4.15%


     PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES(29)
     Accumulation units outstanding                                                                 1,020                -
     Unit value                                                                                 $1.029611                -
     Net assets (thousands)                                                                            $1                -
     Mortality and expense ratio                                                                        -                -
     Net investment income ratio                                                                    7.01% (32)           -
     Total return                                                                                   4.94%                -


                                                       THE PHOENIX EDGE(R)--VUL
                                              PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                                                   NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                       PERIOD ENDED
                                                                                                       DECEMBER 31,
                                                                                             ------------------------------
SUBACCOUNT                                                                                       2003             2002
----------                                                                                   -------------    -------------
     PHOENIX-JANUS FLEXIBLE INCOME SERIES(9)
     Accumulation units outstanding                                                                 5,098               26
     Unit value                                                                                 $2.275240        $2.138625
     Net assets (thousands)                                                                           $12               $0 (33)
     Mortality and expense ratio                                                                        -                -
     Net investment income ratio                                                                    4.53%           24.73% (32)
     Total return                                                                                   6.39%            2.82%


     PHOENIX-KAYNE RISING DIVIDENDS SERIES(18)
     Accumulation units outstanding                                                                 1,805                -
     Unit value                                                                                 $2.299697                -
     Net assets (thousands)                                                                            $4                -
     Mortality and expense ratio                                                                        -                -
     Net investment income ratio                                                                    1.51% (32)           -
     Total return                                                                                  26.06%                -


     PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES(18)
     Accumulation units outstanding                                                                 4,635                -
     Unit value                                                                                 $2.429775                -
     Net assets (thousands)                                                                           $11                -
     Mortality and expense ratio                                                                        -                -
     Net investment income ratio                                                                    3.89% (32)           -
     Total return                                                                                  34.08%                -


     PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES(21)
     Accumulation units outstanding                                                                36,059                -
     Unit value                                                                                 $2.486691                -
     Net assets (thousands)                                                                           $90                -
     Mortality and expense ratio                                                                        -                -
     Net investment income ratio                                                                    2.05% (32)           -
     Total return                                                                                  34.26%                -


     PHOENIX-LAZARD SMALL-CAP VALUE SERIES(18)
     Accumulation units outstanding                                                                 5,459                -
     Unit value                                                                                 $2.720055                -
     Net assets (thousands)                                                                           $15                -
     Mortality and expense ratio                                                                        -                -
     Net investment income ratio                                                                    0.41% (32)           -
     Total return                                                                                  45.93%                -



                                                       THE PHOENIX EDGE(R)--VUL
                                              PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                                                   NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED

                                                                                                       PERIOD ENDED
                                                                                                       DECEMBER 31,
                                                                                             ------------------------------
SUBACCOUNT                                                                                       2003             2002
----------                                                                                   -------------    -------------
     PHOENIX-LAZARD U.S. MULTI-CAP SERIES(24)
     Accumulation units outstanding                                                                 3,671                -
     Unit value                                                                                 $2.588496                -
     Net assets (thousands)                                                                           $10                -
     Mortality and expense ratio                                                                        -                -
     Net investment income ratio                                                                    5.71% (32)           -
     Total return                                                                                  21.76%                -


     PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES(22)
     Accumulation units outstanding                                                                 5,829                -
     Unit value                                                                                 $2.504999                -
     Net assets (thousands)                                                                           $15                -
     Mortality and expense ratio                                                                        -                -
     Net investment income ratio                                                                    6.44% (32)           -
     Total return                                                                                  12.48%                -


     PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES(12)
     Accumulation units outstanding                                                                34,598                -
     Unit value                                                                                 $2.584992                -
     Net assets (thousands)                                                                           $89                -
     Mortality and expense ratio                                                                        -                -
     Net investment income ratio                                                                    1.95% (32)           -
     Total return                                                                                  30.44%                -


     PHOENIX-LORD ABBETT MID-CAP VALUE SERIES(15)
     Accumulation units outstanding                                                                12,921                -
     Unit value                                                                                 $2.490289                -
     Net assets (thousands)                                                                           $32                -
     Mortality and expense ratio                                                                        -                -
     Net investment income ratio                                                                    1.88% (32)           -
     Total return                                                                                  29.69%                -


     PHOENIX-MFS INVESTORS GROWTH STOCK SERIES(2)
     Accumulation units outstanding                                                                15,292              384
     Unit value                                                                                 $2.157836        $1.785920
     Net assets (thousands)                                                                           $33               $1
     Mortality and expense ratio                                                                        -                -
     Net investment income ratio                                                                    0.06%                -
     Total return                                                                                  20.82%           (2.05%)



                                                       THE PHOENIX EDGE(R)--VUL
                                              PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                                                   NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED

                                                                                                       PERIOD ENDED
                                                                                                       DECEMBER 31,
                                                                                             ------------------------------
SUBACCOUNT                                                                                       2003             2002
----------                                                                                   -------------    -------------
     PHOENIX-MFS INVESTORS TRUST SERIES(27)
     Accumulation units outstanding                                                                    16                -
     Unit value                                                                                 $2.225913                -
     Net assets (thousands)                                                                            $0 (33)           -
     Mortality and expense ratio                                                                        -                -
     Net investment income ratio                                                                        -                -
     Total return                                                                                   8.26%                -


     PHOENIX-MFS VALUE SERIES(23)
     Accumulation units outstanding                                                                33,313                -
     Unit value                                                                                 $2.234814                -
     Net assets (thousands)                                                                           $74                -
     Mortality and expense ratio                                                                        -                -
     Net investment income ratio                                                                    3.35% (32)           -
     Total return                                                                                  23.88%                -


     PHOENIX-NORTHERN DOW 30 SERIES(9)
     Accumulation units outstanding                                                                 8,993               14
     Unit value                                                                                 $2.310610        $1.813636
     Net assets (thousands)                                                                           $21               $0 (33)
     Mortality and expense ratio                                                                        -                -
     Net investment income ratio                                                                    2.84%                -
     Total return                                                                                  27.40%           (6.52%)


     PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES(13)
     Accumulation units outstanding                                                                20,151                -
     Unit value                                                                                 $2.780731                -
     Net assets (thousands)                                                                           $56                -
     Mortality and expense ratio                                                                        -                -
     Net investment income ratio                                                                        -                -
     Total return                                                                                  48.60%                -


     PHOENIX-OAKHURST GROWTH AND INCOME SERIES(15)
     Accumulation units outstanding                                                                23,172                -
     Unit value                                                                                 $2.257357                -
     Net assets (thousands)                                                                           $52                -
     Mortality and expense ratio                                                                        -                -
     Net investment income ratio                                                                    1.77% (32)           -
     Total return                                                                                  31.16%                -



                                                       THE PHOENIX EDGE(R)--VUL
                                              PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                                                   NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                       PERIOD ENDED
                                                                                                       DECEMBER 31,
                                                                                             ------------------------------
SUBACCOUNT                                                                                       2003             2002
----------                                                                                   -------------    -------------
     PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES(16)
     Accumulation units outstanding                                                                 9,832                -
     Unit value                                                                                 $2.295048                -
     Net assets (thousands)                                                                           $23                -
     Mortality and expense ratio                                                                        -                -
     Net investment income ratio                                                                    4.30% (32)           -
     Total return                                                                                  21.36%                -


     PHOENIX-OAKHURST VALUE EQUITY SERIES(8)
     Accumulation units outstanding                                                                12,721               88
     Unit value                                                                                 $2.066041        $1.667851
     Net assets (thousands)                                                                           $26               $0 (33)
     Mortality and expense ratio                                                                        -                -
     Net investment income ratio                                                                    1.02%            3.35% (32)
     Total return                                                                                  23.87%            5.07%


     PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES(6)
     Accumulation units outstanding                                                                 1,529               21
     Unit value                                                                                 $2.407732        $1.813227
     Net assets (thousands)                                                                            $4               $0 (33)
     Mortality and expense ratio                                                                        -                -
     Net investment income ratio                                                                    3.40%           10.61% (32)
     Total return                                                                                  32.79%           11.35%


     PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES(2)
     Accumulation units outstanding                                                                 8,844              825
     Unit value                                                                                 $2.436089        $1.728041
     Net assets (thousands)                                                                           $22               $1
     Mortality and expense ratio                                                                        -                -
     Net investment income ratio                                                                    0.50%            3.21% (32)
     Total return                                                                                  40.97%           (1.48%)


     PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES(2)
     Accumulation units outstanding                                                                 9,003            1,303
     Unit value                                                                                 $2.430414        $1.689442
     Net assets (thousands)                                                                           $22               $2
     Mortality and expense ratio                                                                        -                -
     Net investment income ratio                                                                        -            2.51% (32)
     Total return                                                                                  43.86%           (1.96%)



                                                       THE PHOENIX EDGE(R)--VUL
                                              PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                                                   NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                       PERIOD ENDED
                                                                                                       DECEMBER 31,
                                                                                             ------------------------------
SUBACCOUNT                                                                                       2003             2002
----------                                                                                   -------------    -------------
     PHOENIX-SENECA MID-CAP GROWTH SERIES(4)
     Accumulation units outstanding                                                                 1,685              236
     Unit value                                                                                 $2.041378        $1.584518
     Net assets (thousands)                                                                            $3               $0 (33)
     Mortality and expense ratio                                                                        -                -
     Net investment income ratio                                                                        -                -
     Total return                                                                                  28.83%           (2.84%)


     PHOENIX-SENECA STRATEGIC THEME SERIES(2)
     Accumulation units outstanding                                                                 2,261              605
     Unit value                                                                                 $2.287152        $1.666294
     Net assets (thousands)                                                                            $5               $1
     Mortality and expense ratio                                                                        -                -
     Net investment income ratio                                                                        -                -
     Total return                                                                                  37.26%           (3.71%)


     PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH SERIES(19)
     Accumulation units outstanding                                                                 5,310                -
     Unit value                                                                                 $3.093652                -
     Net assets (thousands)                                                                           $16                -
     Mortality and expense ratio                                                                        -                -
     Net investment income ratio                                                                        -                -
     Total return                                                                                  61.38%                -


AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
     AIM V.I. CAPITAL APPRECIATION FUND(9)                                                                               -
     Accumulation units outstanding                                                                23,002                -
     Unit value                                                                                 $2.279585                -
     Net assets (thousands)                                                                           $52                -
     Mortality and expense ratio                                                                        -                -
     Net investment income ratio                                                                        -                -
     Total return                                                                                  32.26%                -


     AIM V.I. PREMIER EQUITY FUND(4)
     Accumulation units outstanding                                                                   824              217
     Unit value                                                                                 $2.202035        $1.760508
     Net assets (thousands)                                                                            $2               $0 (33)
     Mortality and expense ratio                                                                        -                -
     Net investment income ratio                                                                    0.73%            1.28% (32)
     Total return                                                                                  25.08%            1.84%



                                                       THE PHOENIX EDGE(R)--VUL
                                              PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                                                   NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                       PERIOD ENDED
                                                                                                       DECEMBER 31,
                                                                                             ------------------------------
SUBACCOUNT                                                                                       2003             2002
----------                                                                                   -------------    -------------
THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
     ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO(3)
     Accumulation units outstanding                                                                 4,331              312
     Unit value                                                                                 $2.191959        $1.626996
     Net assets (thousands)                                                                            $9               $1
     Mortality and expense ratio                                                                        -                -
     Net investment income ratio                                                                        -                -
     Total return                                                                                  34.72%           (1.42%)


FEDERATED INSURANCE SERIES
--------------------------
     FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II(2)
     Accumulation units outstanding                                                                55,656              851
     Unit value                                                                                 $2.151477        $2.101754
     Net assets (thousands)                                                                          $120               $2
     Mortality and expense ratio                                                                        -                -
     Net investment income ratio                                                                    0.75%                -
     Total return                                                                                   2.37%            1.78%


     FEDERATED HIGH INCOME BOND FUND II -- PRIMARY SHARES(12)
     Accumulation units outstanding                                                                 6,464                -
     Unit value                                                                                 $2.447803                -
     Net assets (thousands)                                                                           $16                -
     Mortality and expense ratio                                                                        -                -
     Net investment income ratio                                                                    1.55% (32)           -
     Total return                                                                                  19.68%                -


FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
     VIP CONTRAFUND(R) PORTFOLIO(14)
     Accumulation units outstanding                                                                44,038                -
     Unit value                                                                                 $2.343595                -
     Net assets (thousands)                                                                          $103                -
     Mortality and expense ratio                                                                        -                -
     Net investment income ratio                                                                    0.01% (32)           -
     Total return                                                                                  32.46%                -


     VIP GROWTH OPPORTUNITIES PORTFOLIO(15)
     Accumulation units outstanding                                                                17,802                -
     Unit value                                                                                 $2.321387                -
     Net assets (thousands)                                                                           $41                -
     Mortality and expense ratio                                                                        -                -
     Net investment income ratio                                                                    0.05% (32)           -
     Total return                                                                                  33.54%                -



                                                       THE PHOENIX EDGE(R)--VUL
                                              PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                                                   NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                       PERIOD ENDED
                                                                                                       DECEMBER 31,
                                                                                             ------------------------------
SUBACCOUNT                                                                                       2003             2002
----------                                                                                   -------------    -------------
     VIP GROWTH PORTFOLIO(3)
     Accumulation units outstanding                                                                18,671              254
     Unit value                                                                                 $2.269575        $1.709264
     Net assets (thousands)                                                                           $42               $0
     Mortality and expense ratio                                                                        -                -
     Net investment income ratio                                                                    0.01%                -
     Total return                                                                                  32.78%            6.24%


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
     MUTUAL SHARES SECURITIES FUND(20)
     Accumulation units outstanding                                                                34,068                -
     Unit value                                                                                 $2.280933                -
     Net assets (thousands)                                                                           $78                -
     Mortality and expense ratio                                                                        -                -
     Net investment income ratio                                                                    0.10% (32)           -
     Total return                                                                                  27.81%                -


     TEMPLETON FOREIGN SECURITIES FUND(12)
     Accumulation units outstanding                                                                 9,368                -
     Unit value                                                                                 $2.227969                -
     Net assets (thousands)                                                                           $21                -
     Mortality and expense ratio                                                                        -                -
     Net investment income ratio                                                                    0.96% (32)           -
     Total return                                                                                  30.82%                -


     TEMPLETON GROWTH SECURITIES FUND(19)
     Accumulation units outstanding                                                                47,477                -
     Unit value                                                                                 $2.259174                -
     Net assets (thousands)                                                                          $107                -
     Mortality and expense ratio                                                                        -                -
     Net investment income ratio                                                                    0.31% (32)           -
     Total return                                                                                  46.06%                -


THE RYDEX VARIABLE TRUST
-------------------------
     RYDEX VARIABLE TRUST JUNO FUND(28)
     Accumulation units outstanding                                                                 7,324                -
     Unit value                                                                                 $1.059319                -
     Net assets (thousands)                                                                            $8                -
     Mortality and expense ratio                                                                        -                -
     Net investment income ratio                                                                        -                -
     Total return                                                                                   5.08%                -



                                                       THE PHOENIX EDGE(R)--VUL
                                              PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                                                   NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                       PERIOD ENDED
                                                                                                       DECEMBER 31,
                                                                                             ------------------------------
SUBACCOUNT                                                                                       2003             2002
----------                                                                                   -------------    -------------
     RYDEX VARIABLE TRUST NOVA FUND(26)
     Accumulation units outstanding                                                                10,836                -
     Unit value                                                                                 $1.224107                -
     Net assets (thousands)                                                                           $13                -
     Mortality and expense ratio                                                                        -                -
     Net investment income ratio                                                                        -                -
     Total return                                                                                  18.98%                -


     RYDEX VARIABLE TRUST SECTOR ROTATION FUND(30)
     Accumulation units outstanding                                                                 1,158                -
     Unit value                                                                                 $1.161291                -
     Net assets (thousands)                                                                            $1                -
     Mortality and expense ratio                                                                        -                -
     Net investment income ratio                                                                        -                -
     Total return                                                                                   4.24%                -


SCUDDER INVESTMENTS VIT FUNDS -- CLASS A
----------------------------------------
     SCUDDER VIT EAFE(R) EQUITY INDEX FUND(18)
     Accumulation units outstanding                                                                 1,932                -
     Unit value                                                                                 $2.284401                -
     Net assets (thousands)                                                                            $4                -
     Mortality and expense ratio                                                                        -                -
     Net investment income ratio                                                                        -                -
     Total return                                                                                  41.44%                -


     SCUDDER VIT EQUITY 500 INDEX FUND(16)
     Accumulation units outstanding                                                                42,977                -
     Unit value                                                                                 $2.291463                -
     Net assets (thousands)                                                                           $98                -
     Mortality and expense ratio                                                                        -                -
     Net investment income ratio                                                                    0.08% (32)           -
     Total return                                                                                  31.00%                -


THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
     TECHNOLOGY PORTFOLIO(6)
     Accumulation units outstanding                                                                 1,556               22
     Unit value                                                                                 $2.579497        $1.745581
     Net assets (thousands)                                                                            $4               $0 (33)
     Mortality and expense ratio                                                                        -                -
     Net investment income ratio                                                                        -                -
     Total return                                                                                  47.77%           22.89%



                                                       THE PHOENIX EDGE(R)--VUL
                                              PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                                                   NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                       PERIOD ENDED
                                                                                                       DECEMBER 31,
                                                                                             ------------------------------
SUBACCOUNT                                                                                       2003             2002
----------                                                                                   -------------    -------------
WANGER ADVISORS TRUST
---------------------
     WANGER FOREIGN FORTY(25)
     Accumulation units outstanding                                                                 1,279                -
     Unit value                                                                                 $2.536611                -
     Net assets (thousands)                                                                            $3                -
     Mortality and expense ratio                                                                        -                -
     Net investment income ratio                                                                        -                -
     Total return                                                                                  31.84%                -


     WANGER INTERNATIONAL SMALL CAP(14)
     Accumulation units outstanding                                                                16,093                -
     Unit value                                                                                 $2.487948                -
     Net assets (thousands)                                                                           $40                -
     Mortality and expense ratio                                                                        -                -
     Net investment income ratio                                                                    0.01% (32)           -
     Total return                                                                                  49.77%                -


     WANGER TWENTY(10)
     Accumulation units outstanding                                                                 6,100              865
     Unit value                                                                                 $2.565709        $1.962656
     Net assets (thousands)                                                                           $16               $2
     Mortality and expense ratio                                                                        -                -
     Net investment income ratio                                                                        -                -
     Total return                                                                                  30.73%           (0.42%)


     WANGER U.S. SMALLER COMPANIES(3)
     Accumulation units outstanding                                                                12,134              343
     Unit value                                                                                 $2.550264        $1.780664
     Net assets (thousands)                                                                           $31               $1
     Mortality and expense ratio                                                                        -                -
     Net investment income ratio                                                                        -                -
     Total return                                                                                  43.22%           12.18%

                             THE PHOENIX EDGE(R)--VUL
                     PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)
















MORTALITY AND EXPENSE RATIO:
These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

NET INVESTMENT INCOME RATIO:
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios include those expenses, such as mortality and expense charges, that are assessed against contract owner accounts through reductions in the unit values. These ratios exclude those expenses that are assessed against contract owner accounts through the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

TOTAL RETURN:
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.


(1)  From inception September 3, 2002 to December 31, 2002.            (17)  From inception February 28, 2003 to December 31, 2003.
(2)  From inception September 4, 2002 to December 31, 2002.            (18)  From inception March 3, 2003 to December 31, 2003.
(3)  From inception September 24, 2002 to December 31, 2002.           (19)  From inception March 14, 2003 to December 31, 2003.
(4)  From inception September 26, 2002 to December 31, 2002.           (20)  From inception March 19, 2003 to December 31, 2003.
(5)  From inception September 27, 2002 to December 31, 2002.           (21)  From inception March 20, 2003 to December 31, 2003.
(6)  From inception September 30, 2002 to December 31, 2002.           (22)  From inception April 15, 2003 to December 31, 2003.
(7)  From inception October 2, 2002 to December 31, 2002.              (23)  From inception April 28, 2003 to December 31, 2003.
(8)  From inception October 3, 2002 to December 31, 2002.              (24)  From inception May 5, 2003 to December 31, 2003.
(9)  From inception November 27, 2002 to December 31, 2002.            (25)  From inception May 27, 2003 to December 31, 2003.
(10)  From inception December 20, 2002 to December 31, 2002.           (26)  From inception June 4, 2003 to December 31, 2003.
(11)  From inception January 6, 2003 to December 31, 2003.             (27)  From inception June 16, 2003 to December 31, 2003.
(12)  From inception January 21, 2003 to December 31, 2003.            (28)  From inception June 30, 2003 to December 31, 2003.
(13)  From inception January 27, 2003 to December 31, 2003.            (29)  From inception August 8, 2003 to December 31, 2003.
(14)  From inception January 28, 2003 to December 31, 2003.            (30)  From inception October 27, 2003 to December 31, 2003.
(15)  From inception January 31, 2003 to December 31, 2003.            (31)  From inception November 10, 2003 to December 31, 2003.
(16)  From inception February 3, 2003 to December 31, 2003.            (32)  Annualized.
                                                                       (33)  Amount is less than $1,000.

                                                      THE PHOENIX EDGE(R)--VUL
                                               PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003


                                                                                        SUBACCOUNT
                                                      ------------------------------------------------------------------------------
                                                          PHOENIX-                           PHOENIX-ALLIANCE/
                                                          ABERDEEN          PHOENIX-AIM         BERNSTEIN        PHOENIX-ALLIANCE/
                                                        INTERNATIONAL      MID-CAP EQUITY     ENHANCED INDEX     BERNSTEIN GROWTH
                                                           SERIES              SERIES             SERIES          + VALUE SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period                 27                   -                  -                 388
Participant deposits                                             3,637                 369                 37               1,938
Participant transfers                                            4,997               1,839                538               4,192
Participant withdrawals                                         (1,000)               (302)               (35)               (297)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                    7,661               1,906                540               6,221
                                                      ============================================================================


                                                        PHOENIX-DUFF &        PHOENIX-          PHOENIX-
                                                         PHELPS REAL          ENGEMANN        ENGEMANN SMALL        PHOENIX-
                                                      ESTATE SECURITIES    CAPITAL GROWTH       & MID-CAP         GOODWIN MONEY
                                                           SERIES              SERIES          GROWTH SERIES      MARKET SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period              1,099                   -                  -              25,589
Participant deposits                                            10,563               4,257              1,651             957,381
Participant transfers                                            6,432              18,545              4,348            (605,748)
Participant withdrawals                                         (2,937)             (2,504)              (428)            (66,931)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   15,157              20,298              5,571             310,291
                                                      ============================================================================


                                                           PHOENIX-           PHOENIX-
                                                        GOODWIN MULTI-      GOODWIN MULTI-
                                                         SECTOR FIXED       SECTOR SHORT       PHOENIX-JANUS      PHOENIX-KAYNE
                                                            INCOME            TERM BOND       FLEXIBLE INCOME    RISING DIVIDENDS
                                                            SERIES              SERIES             SERIES             SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period                542                   -                 26                   -
Participant deposits                                             5,349                 693              3,012               1,072
Participant transfers                                            2,934                 371              3,029               1,145
Participant withdrawals                                         (1,501)                (44)              (969)               (412)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                    7,324               1,020              5,098               1,805
                                                      ============================================================================


                                                        PHOENIX-KAYNE       PHOENIX-LAZARD
                                                          SMALL-CAP         INTERNATIONAL     PHOENIX-LAZARD     PHOENIX-LAZARD
                                                        QUALITY VALUE       EQUITY SELECT     SMALL-CAP VALUE    U.S. MULTI-CAP
                                                           SERIES               SERIES            SERIES              SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period                  -                   -                  -                   -
Participant deposits                                               385              10,744                509                 147
Participant transfers                                            4,431              28,433              5,096               3,658
Participant withdrawals                                           (181)             (3,118)              (146)               (134)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                    4,635              36,059              5,459               3,671
                                                      ============================================================================


                                                      THE PHOENIX EDGE(R)--VUL
                                               PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                        SUBACCOUNT
                                                      ------------------------------------------------------------------------------

                                                         PHOENIX-LORD       PHOENIX-LORD        PHOENIX-LORD       PHOENIX-MFS
                                                         ABBETT BOND      ABBETT LARGE-CAP     ABBETT MID-CAP    INVESTORS GROWTH
                                                       DEBENTURE SERIES     VALUE SERIES        VALUE SERIES       STOCK SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period                  -                   -                  -                 384
Participant deposits                                               619               7,717              1,220               6,085
Participant transfers                                            5,421              29,184             13,572              10,463
Participant withdrawals                                           (211)             (2,303)            (1,871)             (1,640)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                    5,829              34,598             12,921              15,292
                                                      ============================================================================


                                                                                                                    PHOENIX-
                                                                                                                    NORTHERN
                                                         PHOENIX-MFS                            PHOENIX-            NASDAQ-100
                                                       INVESTORS TRUST      PHOENIX-MFS      NORTHERN DOW 30         INDEX(R)
                                                           SERIES           VALUE SERIES         SERIES               SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period                  -                   -                 14                   -
Participant deposits                                               190               2,508              2,043               2,444
Participant transfers                                              (94)             31,790              7,656              18,246
Participant withdrawals                                            (80)               (985)              (720)               (539)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                       16              33,313              8,993              20,151
                                                      ============================================================================


                                                          PHOENIX-            PHOENIX-
                                                       OAKHURST GROWTH        OAKHURST           PHOENIX-        PHOENIX-SANFORD
                                                         AND INCOME           STRATEGIC        OAKHURST VALUE    BERNSTEIN GLOBAL
                                                           SERIES         ALLOCATION SERIES    EQUITY SERIES       VALUE SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period                  -                   -                 88                  21
Participant deposits                                             8,594               1,804              5,916                 505
Participant transfers                                           17,393               8,885              9,185               1,316
Participant withdrawals                                         (2,815)               (857)            (2,468)               (313)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   23,172               9,832             12,721               1,529
                                                      ============================================================================


                                                       PHOENIX-SANFORD     PHOENIX-SANFORD    PHOENIX-SENECA     PHOENIX-SENECA
                                                       BERNSTEIN MID-      BERNSTEIN SMALL-   MID-CAP GROWTH     STRATEGIC THEME
                                                      CAP VALUE SERIES     CAP VALUE SERIES       SERIES              SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period                825              1,303                 236                 605
Participant deposits                                             2,793              5,116               1,118               1,394
Participant transfers                                            6,188              3,684               1,034                 595
Participant withdrawals                                           (962)            (1,100)               (703)               (333)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                    8,844              9,003               1,685               2,261
                                                      ============================================================================


                                                      THE PHOENIX EDGE(R)--VUL
                                               PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)


                                                                                        SUBACCOUNT
                                                      ------------------------------------------------------------------------------

                                                        PHOENIX-STATE
                                                       STREET RESEARCH    AIMS V.I. CAPITAL                      ALGER AMERICAN
                                                          SMALL-CAP         APPRECIATION     AIM V.I. PREMIER    LEVERAGED ALLCAP
                                                        GROWTH SERIES          FUND             EQUITY FUND         PORTFOLIO
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period                  -                   -                217                 312
Participant deposits                                             1,963               8,002                633               1,887
Participant transfers                                            3,991              17,462                338               3,582
Participant withdrawals                                           (644)             (2,462)              (364)             (1,450)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                    5,310              23,002                824               4,331
                                                      ============================================================================


                                                       FEDERATED FUND       FEDERATED HIGH
                                                          FOR U.S.            INCOME BOND                          VIP GROWTH
                                                         GOVERNMENT            FUND II--     VIP CONTRAFUND(R)    OPPORTUNITIES
                                                        SECURITIES II       PRIMARY SHARES       PORTFOLIO          PORTFOLIO
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period                851                   -                  -                   -
Participant deposits                                            20,582               3,901              5,970               1,346
Participant transfers                                           40,852               3,925             40,654              17,122
Participant withdrawals                                         (6,629)             (1,362)            (2,586)               (666)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   55,656                6,464            44,038             17,802
                                                      ============================================================================


                                                                                                TEMPLETON          TEMPLETON
                                                          VIP GROWTH        MUTUAL SHARES        FOREIGN            GROWTH
                                                          PORTFOLIO        SECURITIES FUND    SECURITIES FUND    SECURITIES FUND
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period                254                   -                  -                   -
Participant deposits                                             6,055               2,599              4,253                 746
Participant transfers                                           14,573              32,648              6,160              47,942
Participant withdrawals                                         (2,211)             (1,179)            (1,045)             (1,211)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   18,671              34,068              9,368              47,477
                                                      ============================================================================


                                                                                                                  SCUDDER VIT
                                                                                               RYDEX VARIABLE    EAFE(R) EQUITY
                                                      RYDEX VARIABLE       RYDEX VARIABLE      TRUST SECTION         INDEX
                                                      TRUST JUNO FUND      TRUST NOVA FUND     ROTATION FUND          FUND
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period                  -                   -                  -                   -
Participant deposits                                                 -                 217                  -                 232
Participant transfers                                            7,507              10,917              1,197               1,828
Participant withdrawals                                           (183)               (298)               (39)               (128)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                    7,324              10,836              1,158               1,932
                                                      ============================================================================


                                                      THE PHOENIX EDGE(R)--VUL
                                               PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)


                                                                                        SUBACCOUNT
                                                      ------------------------------------------------------------------------------

                                                         SCUDDER VIT                                                 WANGER
                                                      EQUITY 500 INDEX       TECHNOLOGY       WANGER FOREIGN      INTERNATIONAL
                                                            FUND             PORTFOLI0            FORTY             SMALL CAP
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period                  -                  22                  -                   -
Participant deposits                                              3,919                363                485               4,999
Participant transfers                                            44,336              1,407                899              12,777
Participant withdrawals                                          (5,278)              (236)              (105)             (1,683)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                    42,977              1,556              1,279              16,093
                                                      ============================================================================


                                                                             WANGER U.S.
                                                                              SMALLER
                                                        WANGER TWENTY        COMPANIES
                                                      -----------------   -----------------
Accumulation units outstanding, beginning of period                865                 343
Participant deposits                                             3,357               5,835
Participant transfers                                            3,379               8,152
Participant withdrawals                                         (1,501)             (2,196)
                                                      -------------------------------------
Accumulation units outstanding, end of period                    6,100              12,134
                                                      =====================================

                                                      THE PHOENIX EDGE(R)--VUL
                                               PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002


                                                                                        SUBACCOUNT
                                                      ------------------------------------------------------------------------------

                                                           PHOENIX-
                                                           ABERDEEN           PHOENIX-       PHOENIX-ALLIANCE/       PHOENIX-
                                                        INTERNATIONAL        ABERDEEN NEW    BERNSTEIN GROWTH     DEUTSCHE DOW 30
                                                            SERIES           ASIA SERIES      + VALUE SERIES          SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Units outstanding, beginning of period                               -                   -                  -                   -
Participant deposits                                                35                 412                421                  12
Participant transfers                                                5                   1                  -                   5
Participant withdrawals                                            (13)                (35)               (33)                 (3)
                                                      ------------------------------------------------------------------------------
Units outstanding, end of period                                    27                 378                388                  14
                                                      ==============================================================================


                                                        PHOENIX-DUFF &                           PHOENIX-
                                                         PHELPS REAL          PHOENIX-        GOODWIN MULTI-    PHOENIX-HOLLISTER
                                                      ESTATE SECURITIES     GOODWIN MONEY      SECTOR FIXED        VALUE EQUITY
                                                           SERIES           MARKET SERIES      INCOME SERIES          SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Units outstanding, beginning of period                               -                   -                  -                   -
Participant deposits                                               955              28,431                358                 173
Participant transfers                                              227                (909)               219                   -
Participant withdrawals                                            (83)             (1,933)               (35)                (85)
                                                      ------------------------------------------------------------------------------
Units outstanding, end of period                                 1,099              25,589                542                  88
                                                      ==============================================================================


                                                        PHOENIX-JANUS                        PHOENIX-SANFORD      PHOENIX-SANFORD
                                                       FLEXIBLE INCOME      PHOENIX-JANUS    BERNSTEIN GLOBAL     BERNSTEIN MID-
                                                           SERIES           GROWTH SERIES      VALUE SERIES      CAP VALUE SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Units outstanding, beginning of period                               -                   -                  -                   -
Participant deposits                                                21                 417                 58                 965
Participant transfers                                               10                   -                  -                   7
Participant withdrawals                                             (5)                (33)               (37)               (147)
                                                      ------------------------------------------------------------------------------
Units outstanding, end of period                                    26                 384                 21                 825
                                                      ==============================================================================


                                                      PHOENIX-SANFORD       PHOENIX-SENECA    PHOENIX-SENECA
                                                      BERNSTEIN SMALL-      MID-CAP GROWTH    STRATEGIC THEME    AIM V.I. PREMIER
                                                      CAP VALUE SERIES         SERIES             SERIES            EQUITY FUND
                                                      -----------------   -----------------  -----------------  ------------------
Units outstanding, beginning of period                               -                   -                  -                   -
Participant deposits                                             1,122                 386                656                 358
Participant transfers                                              280                   -                  -                   -
Participant withdrawals                                            (99)               (150)               (51)               (141)
                                                      ------------------------------------------------------------------------------
Units outstanding, end of period                                 1,303                 236                605                 217
                                                      ==============================================================================

                                                      THE PHOENIX EDGE(R)--VUL
                                               PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                                        SUBACCOUNT
                                                      ------------------------------------------------------------------------------

                                                                           FEDERATED FUND
                                                        ALGER AMERICAN        FOR U.S.
                                                       LEVERAGED ALLCAP      GOVERNMENT          VIP GROWTH         TECHNOLOGY
                                                         PORTFOLIO          SECURITIES II        PORTFOLIO          PORTFOLIO
                                                      -----------------   -----------------  -----------------  ------------------
Units outstanding, beginning of period                               -                   -                  -                   -
Participant deposits                                               496                 701                428                  62
Participant transfers                                                -                 207                  5                   -
Participant withdrawals                                           (184)                (57)              (179)                (40)
                                                      ------------------------------------------------------------------------------
Units outstanding, end of period                                   312                 851                254                  22
                                                      ==============================================================================


                                                                              WANGER U.S.
                                                                               SMALLER
                                                        WANGER TWENTY         COMPANIES
                                                      -----------------   -----------------
Units outstanding, beginning of period                               -                   -
Participant deposits                                               983                 509
Participant transfers                                                -                   5
Participant withdrawals                                           (118)               (171)
                                                      --------------------------------------
Units outstanding, end of period                                   865                 343
                                                      ======================================

                            THE PHOENIX EDGE(R)--VUL
                     PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


NOTE 6--POLICY LOANS

   Policy provisions allow policyowners to borrow up to 90% of their policy's cash surrender value, with interest charged at the following rates:

         Policy Year       Most States      NJ and TX Only
         -----------       -----------      --------------
         1-10:             4.00%            5.00%
         11-15:            3.00%            4.00%
         16 and after:     2.00%            3.00%

   The loan interest is payable on each policy anniversary. At the time a loan is granted, an amount equivalent to the amount of the loan is transferred from the Account and the non-loaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account, a part of Phoenix's general account as collateral for the outstanding loan. Transfers from the account are included in participant withdrawals in the accompanying financial statements. Amounts in the loaned portion of the Guaranteed Interest Account are credited with interest of 2% for all states except New Jersey and Texas (and 3% for New Jersey and Texas). Loan repayments result in a transfer of collateral back to the Account and the non-loaned portion of the Guaranteed Interest Account.

NOTE 7--FEES AND RELATED PARTY TRANSACTIONS

   Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

   The cost of insurance is charged to each policy on a monthly basis by a withdrawal of participant units prorated among the elected Subaccounts. The amount charged to each policy depends on a number of variables including sex, age and risk class as well as the death benefit and cash value of the policy. Such costs aggregated $194,946 and $0 during the years ended December 31, 2003 and 2002, respectively.

   Upon full or partial surrender of a policy, a surrender fee ranging from 0% to 200% of the policy's Target Annual Premium depending on the inception of the contract period is deducted to compensate Phoenix for distribution expenses incurred. Surrender fees deducted and paid to Phoenix aggregated $72,172 and $0 for the years ended December 31, 2003 and 2002, respectively.

   PEPCO is the principal underwriter and distributor for the Account.

   Phoenix assumes the mortality risk that insureds may live for a shorter time than projected because of inaccuracies in the projecting process and, accordingly, that an aggregate amount of death benefits greater than projected will be payable. The expense risk assumed is that expenses incurred in issuing the policies may exceed the limits on administrative charges set in the policies. In return for the assumption of these mortality and expense risks, each month Phoenix charges each policy up to .075% of the average daily net assets of the Account, on an annual basis by a withdrawal of participant units prorated among the elected Subaccounts during the first ten policy years. The mortality and expense risk change drops to 0.05% beginning in policy year eleven. Unit value is not affected by mortality and expense charges.

NOTE 8--DISTRIBUTION OF NET INCOME

   The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 9--DIVERSIFICATION REQUIREMENTS

   Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each Subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. Phoenix intends that each of the Subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

NOTE 10--MERGERS

   On February 7, 2003, Aberdeen International acquired all of the net assets of Aberdeen New Asia pursuant to an Agreement and Plan of Reorganization approved by Aberdeen New Asia shareholders on January 7, 2003. The acquisition was accomplished by a tax-free exchange of 1,885,115 shares of Aberdeen International valued at $14,391,123 for 1,913,078 shares of Aberdeen New Asia outstanding on February 7, 2003. Aberdeen New Asia's net assets on that date of $14,391,123, including $618,515 of net unrealized depreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $116,991,498.

   On February 14, 2003, Janus Growth acquired all of the net assets of MFS Investors Growth Stock ("Growth Stock") and Van Kampen Focus Equity ("Focus Equity") pursuant to an Agreement and Plan of reorganization approved by Growth Stock and Focus Equity shareholders on February 14, 2003. The acquisition was accomplished by a tax-free exchange of 2,496,714 shares of Janus Growth outstanding on February 14, 2003 for 782,923 shares of Growth Stock valued at $5,807,615 and 1,169,922 shares of Focus Equity valued at $6,179,826. Growth Stock's net assets of $5,807,615, including $135,964 of net unrealized depreciation and Focus Equity's net assets of $6,179,826, including $380,781 of net unrealized depreciation were combined with those of Janus Growth. The aggregate net assets of Janus Growth immediately after the merger were $63,057,943. Immediately following the merger, Janus Growth was renamed MFS Investors Growth Stock. Immediately prior to the Special Meeting of Shareholders, Phoenix Variable Advisors, Inc. ("PVA"), as authorized pursuant to an exemptive order from the Securities and Exchange

                            THE PHOENIX EDGE(R)--VUL
                     PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Commission, replaced Janus Capital Management LLC with MFS Investment Management ("MFS") as subadvisor to the series. PVA and MFS have also agreed that they would serve as advisor and subadvisor, respectively, to the series for the same management fees as currently charged to the former Phoenix-MFS Investors Growth Stock Series. Accordingly, the annual expenses and expense cap reimbursements for the series are the same as those of the former Phoenix-MFS Investors Growth Stock Series. MFS is going to manage the series in a manner comparable with the former Phoenix-MFS Investors Growth Stock Series. As part of the reorganizations, the series has been renamed Phoenix-MFS Investors Growth Stock Series.

NOTE 11--MANAGER OF MANAGERS EXEMPTIVE ORDER

   The Phoenix Edge Series Fund ("PESF") and the investment advisor, Phoenix Variable Advisors, Inc. ("PVA"), have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 12--MIXED AND SHARED FUNDING

   Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company ("Phoenix"), PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of PESF may be offered to separate accounts of other insurance companies in the future.

   The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

NOTE 13--PROPOSED REORGANIZATION

   On November 11, 2003, The Board of Trustees of PESF approved a Plan of Reorganization to merge Janus Flexible Income into Goodwin Multi-Sector Fixed Income.

   If the shareholders approve the Plan of Reorganization Janus Flexible Income will transfer all or substantially all of its assets and its liabilities to Goodwin Multi-Sector Fixed Income. In exchange, shareholders of Janus Flexible Income will receive a proportional number of shares in Goodwin Multi-Sector Fixed Income. The shareholders of Janus Flexible Income must approve the Plan of Reorganization before any transaction can take place. The next meeting of the shareholders of Janus Flexible Income will be held on April 14, 2004, at which time, this matter will be submitted for a shareholder vote.

NOTE 14--OTHER

   Effective July 31, 2003, the name of the subadvisor of Northern Dow 30 and Northern Nasdaq-100 Index(R) changed to Northern Trust Investments N.A. from Northern Trust Investments, Inc.

   On October 23, 2003 the Executive Committee of the Board of Trustees of PESF approved replacement of the "Hollister" division of PIC with the "Oakhurst" division of PIC with respect to investment management of Oakhurst Value Equity. The Executive Committee also approved a name change for the Phoenix-Hollister Value Equity Series to the Phoenix-Oakhurst Value Equity Series. The Board of Trustees ratified the Executive Committee's decision at the Board of Trustees meeting on November 11, 2003. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series will not be affected as a result of this change.

   The Board of Trustees of PESF has approved a name change for the Phoenix-Kayne Large-Cap Core Series to the Phoenix-Kayne Rising Dividends Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series will not be affected as a result of this change. This change was completed on November 3, 2003.

                         REPORT OF INDEPENDENT AUDITORS



PRICEWATERHOUSECOOPERS [Logo]


To the Board of Directors of PHL Variable Insurance Company and Participants of PHLVIC Variable Universal Life Account (The Phoenix Edge(R)-VUL):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Subaccounts constituting the PHLVIC Variable Universal Life Account (The Phoenix Edge(R)-VUL) at December 31, 2003, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of PHL Variable Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2003 by correspondence with the mutual funds, provide a reasonable basis for our opinion.


/s/PricewaterhouseCoopers LLP


Hartford, Connecticut
March 19, 2004

PHLVIC
VARIABLE UNIVERSAL LIFE ACCOUNT
Phoenix Life Insurance Company
One American Row
Hartford, Connecticut 06115

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

         PHL VARIABLE
         INSURANCE COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
         FINANCIAL STATEMENTS
         DECEMBER 31, 2003 AND 2002

                                TABLE OF CONTENTS

                                                                                                                    PAGE
                                                                                                                 ----------

Report of Independent Auditors.............................................................................         F-3

Balance Sheet as of December 31, 2003 and 2002.............................................................         F-4

Statement of Income, Comprehensive Income and Changes in Stockholder's Equity
  for the years ended 2003, 2002 and 2001..................................................................         F-5

Statement of Cash Flows for the years ended 2003, 2002 and 2001............................................         F-6

Notes to Financial Statements..............................................................................       F-7-F-20

PRICEWATERHOUSECOOPERS [LOGO]


                                                      PRICEWATERHOUSECOOPERS LLP
                                                      100 Pearl Street
                                                      Hartford CT 06103-4508
                                                      Telephone (860) 241 7000
                                                      Facsimile (860) 241 7590





                         REPORT OF INDEPENDENT AUDITORS



To the Board of Directors and Stockholder of PHL Variable Insurance Company:

In our opinion, the accompanying balance sheet and the related statements of income, comprehensive income and changes in stockholder's equity and cash flows present fairly, in all material respects, the financial position of PHL Variable Insurance Company at December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP


March 9, 2004

                         PHL VARIABLE INSURANCE COMPANY
                                  BALANCE SHEET
                 ($ amounts in thousands, except per share data)
                           DECEMBER 31, 2003 AND 2002

                                                                                                 2003             2002
                                                                                            ---------------  ---------------

ASSETS:
Available-for-sale debt securities, at fair value.........................................   $  3,087,957     $  2,388,189
Equity securities, at fair value..........................................................          8,687           33,121
Policy loans, at unpaid principal balances................................................          1,753            1,335
Other investments.........................................................................         20,314           10,166
                                                                                            ---------------  ---------------
Total investments.........................................................................      3,118,711        2,432,811
Cash and cash equivalents.................................................................         80,972          473,246
Accrued investment income.................................................................         26,817           18,768
Deferred policy acquisition costs.........................................................        372,609          255,677
Other general account assets..............................................................         23,611           45,105
Separate account assets...................................................................      2,010,134        1,157,913
                                                                                            ---------------  ---------------
TOTAL ASSETS..............................................................................   $  5,632,854     $  4,383,520
                                                                                            ===============  ===============

LIABILITIES:
Policyholder deposit funds................................................................   $  2,760,567     $  2,557,428
Policy liabilities and accruals...........................................................        235,484          124,925
Deferred income taxes.....................................................................         55,926           38,993
Other general account liabilities.........................................................         42,959           33,352
Separate account liabilities..............................................................      2,010,134        1,157,913
                                                                                            ---------------  ---------------
TOTAL LIABILITIES.........................................................................      5,105,070        3,912,611
                                                                                            ---------------  ---------------

STOCKHOLDER'S EQUITY:
Common stock, $5,000 par value: 1,000 shares authorized; 500 shares issued................          2,500            2,500
Additional paid-in capital................................................................        484,234          444,234
Retained earnings.........................................................................         16,196            1,547
Accumulated other comprehensive income....................................................         24,854           22,628
                                                                                            ---------------  ---------------
TOTAL STOCKHOLDER'S EQUITY................................................................        527,784          470,909
                                                                                            ---------------  ---------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY................................................   $  5,632,854     $  4,383,520
                                                                                            ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
  STATEMENT OF INCOME, COMPREHENSIVE INCOME AND CHANGES IN STOCKHOLDER'S EQUITY
                            ($ amounts in thousands)
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

                                                                                2003            2002              2001
                                                                          ---------------  ---------------   ---------------

REVENUES:
Premiums................................................................   $      5,829     $      4,372      $      5,129
Insurance and investment product fees...................................         65,529           46,915            32,379
Investment income, net of expenses......................................        133,531           92,472            30,976
Net realized investment gains (losses)..................................            768          (16,167)           (1,196)
                                                                          ---------------  ---------------   ---------------
TOTAL REVENUES..........................................................        205,657          127,592            67,288
                                                                          ---------------  ---------------   ---------------

BENEFITS AND EXPENSES:
Policy benefits.........................................................        127,311           98,915            39,717
Policy acquisition cost amortization....................................         20,040           23,182             8,477
Other operating expenses................................................         35,288           27,386            15,305
                                                                          ---------------  ---------------   ---------------
TOTAL BENEFITS AND EXPENSES.............................................        182,639          149,483            63,499
                                                                          ---------------  ---------------   ---------------
Income (loss) before income taxes.......................................         23,018          (21,891)            3,789
Applicable income taxes (benefit).......................................          8,369           (8,635)              539
                                                                          ---------------  ---------------   ---------------
NET INCOME (LOSS).......................................................   $     14,649     $    (13,256)     $      3,250
                                                                          ===============  ===============   ===============

COMPREHENSIVE INCOME:
NET INCOME (LOSS).......................................................   $     14,649     $    (13,256)     $      3,250
                                                                          ---------------  ---------------   ---------------
Net unrealized investment gains.........................................          2,561           18,522             2,022
Net unrealized derivative instruments gains (losses)....................           (335)           2,147              (334)
                                                                          ---------------  ---------------   ---------------
OTHER COMPREHENSIVE INCOME..............................................          2,226           20,669             1,688
                                                                          ---------------  ---------------   ---------------
COMPREHENSIVE INCOME....................................................   $     16,875     $      7,413      $      4,938
                                                                          ===============  ===============   ===============

ADDITIONAL PAID-IN CAPITAL:
Capital contributions from parent.......................................   $     40,000     $    259,370     $    105,000

RETAINED EARNINGS:
Net income (loss).......................................................         14,649          (13,256)           3,250

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive income..............................................          2,226           20,669            1,688
                                                                          ---------------  ---------------  ---------------
CHANGE IN STOCKHOLDER'S EQUITY..........................................         56,875          266,783          109,938
Stockholder's equity, beginning of year.................................        470,909          204,126           94,188
                                                                          ---------------  ---------------  ---------------
STOCKHOLDER'S EQUITY, END OF YEAR.......................................   $    527,784     $    470,909     $    204,126
                                                                          ===============  ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
                             STATEMENT OF CASH FLOWS
                            ($ amounts in thousands)
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

                                                                                2003             2002              2001
                                                                           ---------------  ---------------   ---------------

OPERATING ACTIVITIES:
Net income (loss).......................................................    $     14,649     $    (13,256)     $      3,250
Net realized investment (gains) losses..................................            (768)          16,167             1,196
Amortization and depreciation...........................................              --               --               102
Deferred income taxes...................................................          15,734              438            22,733
Increase in receivables.................................................          (4,650)         (12,981)           (4,406)
Increase in deferred policy acquisition costs...........................        (100,542)        (128,164)          (81,588)
Increase in policy liabilities and accruals.............................         126,059           66,632            23,069
Other assets and other liabilities net change...........................          43,878          (28,007)          (23,609)
                                                                           ---------------  ---------------   ---------------
CASH (FOR) FROM OPERATING ACTIVITIES....................................          94,360          (99,171)          (59,253)
                                                                           ---------------  ---------------   ---------------

INVESTING ACTIVITIES:
Investment purchases....................................................      (2,068,268)      (1,753,350)        (766,494)
Investment sales, repayments and maturities.............................       1,338,495          414,195          140,835
                                                                           ---------------  ---------------  ----------------
CASH (FOR) FROM INVESTING ACTIVITIES....................................        (729,773)      (1,339,155)        (625,659)
                                                                           ---------------  ---------------  ----------------

FINANCING ACTIVITIES:
Policyholder deposit fund receipts, net.................................         203,139        1,480,758           670,577
Capital contributions from parent.......................................          40,000          259,370           105,000
                                                                           ---------------  ---------------   ---------------
CASH FROM FINANCING ACTIVITIES..........................................         243,139        1,740,128           775,577
                                                                           ---------------  ---------------   ---------------
CHANGE IN CASH AND CASH EQUIVALENTS.....................................        (392,274)         301,802            90,665
Cash and cash equivalents, beginning of year............................         473,246          171,444            80,779
                                                                           ---------------  ---------------   ---------------
CASH AND CASH EQUIVALENTS, END OF YEAR..................................    $     80,972     $    473,246      $    171,444
                                                                           ===============  ===============   ===============

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001


1.       ORGANIZATION AND OPERATIONS

PHL Variable Insurance Company is a life insurance company offering variable and fixed annuity and non-participating life insurance products. It is a wholly-owned subsidiary of PM Holdings, Inc. PM Holdings is a wholly-owned subsidiary of Phoenix Life Insurance Company (Phoenix Life), which is a wholly-owned subsidiary of The Phoenix Companies, Inc., a New York Stock Exchange listed company. Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of The Phoenix Companies and changed its name to Phoenix Life Insurance Company.

We have prepared these financial statements in accordance with generally accepted accounting principles (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results will differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of goodwill, the valuation of investments in debt and equity securities, and accruals for contingent liabilities. Significant accounting policies are presented throughout the notes in italicized type.

Effective January 1, 2004, we are required to adopt the AICPA's Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, or SOP 03-1. SOP 03-1 provides guidance related to the accounting, reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits, such as guaranteed minimum death benefits, and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, SOP 03-1 addresses the presentation and reporting of separate accounts, as well as rules concerning the capitalization and amortization of sales inducements. This new accounting standard largely codifies our current accounting and reserving practices related to our applicable non-traditional long-duration contracts and separate accounts and thus, our adoption is not expected to have a material effect on our financial statements.


2.       OPERATING ACTIVITIES

PREMIUM AND FEE REVENUE AND RELATED EXPENSES

We recognize term insurance premiums as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods. Revenues for universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values.

REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, which allows us to control exposure to potential losses arising from large risks and provide additional capacity for growth.

We recognize assets and liabilities related to reinsurance ceded contracts on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

    o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.

    o We reinsure 50% to 90% of the mortality risk for certain issues of term and universal life policies.

Additional information on direct business written and reinsurance assumed and ceded for continuing operations for 2003, 2002 and 2001 follows ($ amounts in thousands):

                                                                           2003               2002               2001
                                                                     -----------------  -----------------   ----------------

Direct premiums....................................................   $       30,404     $       21,283      $       20,930
Premiums assumed from reinsureds...................................               --                 --                  --
Premiums ceded to reinsurers.......................................          (24,575)           (16,911)            (15,801)
                                                                     -----------------  -----------------   ----------------
PREMIUMS...........................................................   $        5,829     $        4,372      $        5,129
                                                                     =================  =================   ================

Direct life insurance in-force.....................................   $   20,518,533     $   11,999,540      $   10,205,877
Life insurance in-force assumed from reinsureds....................          168,788            215,329                  --
Life insurance in-force ceded to reinsurers........................      (15,544,504)        (9,842,076)         (9,015,734)
                                                                     -----------------  -----------------   ----------------
LIFE INSURANCE IN-FORCE............................................   $    5,142,817     $    2,372,793      $    1,190,143
                                                                     =================  =================   ================
Percentage of amount assumed to net insurance in-force.............        3.28%              9.07%                 --
                                                                     =================  =================   ================

Policy benefit costs are net of benefits ceded of $11.3 million, $8.0 million and $5.0 million for 2003, 2002 and 2001, respectively.

VALLEY FORGE LIFE INSURANCE

On July 23, 2002, we acquired the variable life and variable annuity business of Valley Forge Life Insurance Company (a subsidiary of CNA Financial Corporation), effective July 1, 2002. The business acquired had a total account value of $557.0 million at June 30, 2002. This transaction was effected through a combination of coinsurance and modified coinsurance.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred. In connection with the 2002 acquisition of the variable life and annuity business of Valley Forge Life Insurance Company, we recognized an asset for the present value of future profits (PVFP) representing the present value of estimated net cash flows embedded in the existing contracts acquired. This asset is included in deferred acquisition costs (DAC).

We amortize DAC and PVFP based on the related policy's classification. For term life insurance policies, DAC is amortized in proportion to projected net premiums. For universal life, variable universal life and accumulation annuities, DAC and PVFP are amortized in proportion to estimated gross profits. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement); the DAC balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality and contract cancellations (i.e., lapses, withdrawals and surrenders). These assumptions are reviewed on a regular basis and are generally based on our past experience, industry studies, regulatory requirements and judgments about the future. Changes in estimated gross profits based on actual experiences are reflected as an adjustment to total amortization to date resulting in a charge or credit to earnings. Finally, analyses are performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining DAC balances.

In the third quarter of 2002, we revised the long-term market return assumption for the variable annuity block of business from 8% to 7%. In addition, at the quarter-end we recorded an impairment charge related to the recoverability of our deferred acquisition cost asset related to the variable annuity business. The revision in long-term market return assumption and the impairment charge resulted in a $9.9 million pre-tax ($6.4 million after income taxes) increase in policy acquisition cost amortization expense in the third quarter of 2002.

The activity in deferred policy acquisition costs for 2003, 2002 and 2001 follows ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Direct acquisition costs deferred, excluding acquisitions...............    $    120,582     $    102,769     $     90,065
Acquisition costs recognized in Valley Forge Life acquisition...........              --           48,577               --
Recurring costs amortized to expense....................................         (20,040)         (23,182)          (8,477)
(Cost) or credit offsets to net unrealized investment gains or losses
  included in other comprehensive income (Note 3).......................          16,390          (37,474)          (1,443)
                                                                           ---------------  ---------------  ---------------
Change in deferred policy acquisition costs.............................         116,932           90,690           80,145
Deferred policy acquisition costs, beginning of year....................         255,677          164,987           84,842
                                                                           ---------------  ---------------  ---------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR..........................    $    372,609     $    255,677     $    164,987
                                                                           ===============  ===============  ===============

POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in-force. Future policy benefits for variable universal life, universal life and annuities in the accumulation phase are computed using the deposit-method which is the sum of the account balance, unearned revenue liability and liability for minimum policy benefits. Future policy benefits for term and annuities in the payout phase that have significant mortality risk are computed using the net level premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Policyholder liabilities are primarily for universal life products and include deposits received from customers and investment earnings on their fund balances which range from 4.7% to 6% as of December 31, 2003 and 5.3% to 6.5% as of December 31, 2002, less administrative and mortality charges.

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds consist of annuity deposits received from customers and investment earnings on their fund balances, which range from 3.0% to 6.5%, less administrative charges. At December 31, 2003 and 2002, there was $1,158.4 million and $1,303.0 million, respectively, in policyholder deposit funds with no associated surrender charges.

FAIR VALUE OF INVESTMENT CONTRACTS

For purposes of fair value disclosures (Note 9), we determine the fair value of deferred annuities with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities with interest guarantees greater than one year, we used a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period.

FUNDS UNDER MANAGEMENT

Activity in annuity funds under management for the years 2003, 2002 and 2001 follows ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Deposits................................................................    $      923.9     $    1,878.9     $    1,234.8
Performance.............................................................           435.3           (121.5)          (199.3)
Fees....................................................................           (24.7)           (23.5)           (23.9)
Benefits and surrenders.................................................          (613.0)          (404.9)          (127.2)
                                                                           ---------------  ---------------  ---------------
Change in funds under management........................................           721.5          1,329.0            884.4
Funds under management, beginning of year...............................         3,727.4          2,398.4          1,514.0
                                                                           ---------------  ---------------  ---------------
FUNDS UNDER MANAGEMENT, END OF YEAR.....................................    $    4,448.9     $    3,727.4     $    2,398.4
                                                                           ===============  ===============  ===============


3.       INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

We classify our debt and equity securities as available-for-sale and report them in our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities).

Fair value and cost of our available-for-sale debt securities as of December 31, 2003 and 2002 follow ($ amounts in thousands):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                           FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------

U.S. government and agency.............................   $     58,894      $     58,166     $      7,343     $      6,377
State and political subdivision........................         48,376            47,621           39,213           37,625
Foreign government.....................................         44,918            43,261           11,586           11,186
Corporate..............................................      1,475,398         1,445,360          791,091          768,126
Mortgage-backed........................................        695,425           680,360          643,147          619,316
Other asset-backed.....................................        764,946           758,868          895,809          879,927
                                                         ---------------   ---------------  ---------------  ---------------
DEBT SECURITIES........................................   $  3,087,957      $  3,033,636     $  2,388,189     $  2,322,557
                                                         ===============   ===============  ===============  ===============

For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value.

We owned no non-income producing debt securities as of December 31, 2003 or 2002.

Fair value and cost of our equity securities as of December 31, 2003 and 2002 follow ($ amounts in thousands):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                           FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------

Mutual fund seed investments...........................   $      8,512      $      6,510     $     14,324     $     13,780
Other equity securities................................            175               229           18,797           18,088
                                                         ---------------   ---------------  ---------------  ---------------
EQUITY SECURITIES......................................   $      8,687      $      6,739     $     33,121     $     31,868
                                                         ===============   ===============  ===============  ===============

Gross and net unrealized gains and losses from debt and equity securities as of December 31, 2003 and 2002 follow ($ amounts in thousands):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                             GAINS             LOSSES           GAINS            LOSSES
                                                         ---------------   ---------------  ---------------  ---------------

U.S. government and agency.............................   $        936      $       (208)    $        966     $         --
State and political subdivision........................          1,107              (352)           1,588               --
Foreign government.....................................          2,451              (794)             459              (59)
Corporate..............................................         42,578           (12,540)          29,834           (6,869)
Mortgage-backed........................................         16,566            (1,501)          23,976             (145)
Other asset-backed.....................................         10,070            (3,992)          17,052           (1,170)
                                                         ---------------   ---------------  ---------------  ---------------
Debt securities gains and losses.......................   $     73,708      $    (19,387)    $     73,875     $     (8,243)
                                                         ===============   ===============  ===============  ===============
Equity securities gains and losses.....................   $      2,002      $        (54)    $      1,782     $       (529)
                                                         ===============   ===============  ===============  ===============
DEBT AND EQUITY SECURITIES NET GAINS...................   $     56,269                       $     66,885
                                                         ===============                    ===============

The aging of temporarily impaired general account debt and equity securities as of December 31, 2003 is as follows ($ amounts in millions):

                                               LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS              TOTAL
                                            --------------------------- -------------------------- --------------------------
                                                FAIR       UNREALIZED       FAIR      UNREALIZED       FAIR      UNREALIZED
                                                VALUE        LOSSES        VALUE        LOSSES        VALUE        LOSSES

                                            ------------- ------------- ------------ ------------- ------------ -------------
DEBT SECURITIES
U.S. government and agency................   $   24,639    $     (416)   $       --   $       --    $   24,639   $     (416)
State and political subdivision...........       22,834          (368)           --           --        22,834         (368)
Foreign government........................        4,769          (191)           --           --         4,769         (191)
Corporate.................................      200,322       (10,317)       17,238       (1,015)      217,560      (11,332)
Mortgage-backed...........................      206,036        (1,582)           80           (2)      206,116       (1,584)
Other asset-backed........................       98,773        (1,523)       19,107       (4,059)      117,880       (5,582)
                                            ------------- ------------- ------------ ------------- ------------ -------------
DEBT SECURITIES...........................   $  557,373    $  (14,397)   $   36,425   $   (5,076)   $  593,798   $  (19,473)
COMMON STOCK..............................           --            --            --           --            --           --
                                            ------------- ------------- ------------ ------------- ------------ -------------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....   $  557,373    $  (14,397)   $   36,425   $   (5,076)   $  593,798   $  (19,473)
                                            ============= ============= ============ ============= ============ =============

BELOW INVESTMENT GRADE....................   $    9,658    $     (222)   $   25,276   $   (2,432)   $   34,934   $   (2,654)
                                            ============= ============= ============ ============= ============ =============
BELOW INVESTMENT GRADE AFTER OFFSETS FOR
  DEFERRED ACQUISITION COST ADJUSTMENT
  AND TAXES...............................                 $     (144)                $   (1,581)                $   (1,725)
                                                          =============              =============              =============

Below investment grade debt securities which have been in an unrealized loss for greater than 12 months consists of six securities, of which only one security, with an unrealized loss of $1,232 thousand ($801 thousand after offset for taxes) has a fair value less than 80% of the security's amortized cost at December 31, 2003.

All of these securities are considered to be temporarily impaired at December 31, 2003 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms.

POLICY LOANS AND OTHER INVESTED ASSETS

Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. For purposes of fair value disclosures, for variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Other investments primarily include a partnership interest which we do not control and seed money in separate accounts. The partnership interest is an investment in a hedge fund of funds in which we do not have control or a majority ownership interest. The interest is recorded using the equity method of accounting.

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

We recognize realized investment gains and losses on asset dispositions when declines in fair value of debt and equity securities are considered to be other-than-temporarily impaired. The cost basis of these written down investments is adjusted to fair value at the date the determination of impairment is made and the new cost basis is not changed for subsequent recoveries in value. Applicable income taxes, which offset realized investment gains and losses, are reported separately as components of net income.

Sources of net investment income for 2003, 2002 and 2001 follow ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Debt securities.........................................................    $    132,101     $     88,764     $     28,436
Equity securities.......................................................             478              269               --
Other investments.......................................................             931              237               --
Policy loans............................................................             140               38               15
Cash and cash equivalents...............................................           2,679            4,891            2,845
                                                                           ---------------  ---------------  ---------------
Total investment income.................................................         136,329           94,199           31,296
Less: investment expenses...............................................           2,798            1,727              320
                                                                           ---------------  ---------------  ---------------
NET INVESTMENT INCOME...................................................    $    133,531     $     92,472     $     30,976
                                                                           ===============  ===============  ===============

Sources of realized investment gains (losses) for 2003, 2002 and 2001 follow ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

DEBT SECURITY IMPAIRMENTS...............................................    $     (8,113)    $    (13,207)    $         --
                                                                           ---------------  ---------------  ---------------
Debt security transaction gains.........................................           9,615            2,754              425
Debt security transaction losses........................................          (2,411)          (6,640)            (213)
Equity security transaction gains.......................................           3,993               --               --
Equity security transaction losses......................................          (1,354)              (1)              --
Other investment transaction gains (losses).............................            (960)             927           (1,408)
Cash equivalent transaction losses......................................              (2)              --               --
                                                                           ---------------  ---------------  ---------------
NET TRANSACTION GAINS (LOSSES)..........................................           8,881           (2,960)          (1,196)
                                                                           ---------------  ---------------  ---------------
NET REALIZED INVESTMENT GAINS (LOSSES)..................................    $        768     $    (16,167)    $     (1,196)
                                                                           ===============  ===============  ===============

UNREALIZED INVESTMENT GAINS (LOSSES)

We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income net of applicable deferred income taxes.

Sources of net unrealized investment gains (losses) for 2003, 2002 and 2001 follow ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Debt securities.........................................................    $    (11,311)    $     62,514     $      2,297
Equity securities.......................................................             695            1,253               --
Other investments.......................................................          (1,833)           2,203            2,258
                                                                           ---------------  ---------------  ---------------
NET UNREALIZED INVESTMENT GAINS (LOSSES)................................    $    (12,449)    $     65,970     $      4,555
                                                                           ===============  ===============  ===============

Net unrealized investment gains (losses)................................    $    (12,449)    $     65,970     $      4,555
                                                                           ---------------  ---------------  ---------------
Applicable deferred policy acquisition costs (Note 2)...................         (16,390)          37,474            1,443
Applicable deferred income taxes........................................           1,380            9,974            1,090
                                                                           ---------------  ---------------  ---------------
Offsets to net unrealized investment gains (losses).....................         (15,010)          47,448            2,533
                                                                           ---------------  ---------------  ---------------
NET UNREALIZED INVESTMENT GAINS
  INCLUDED IN OTHER COMPREHENSIVE INCOME................................    $      2,561     $     18,522     $      2,022
                                                                           ===============  ===============  ===============

INVESTING CASH FLOWS

Investment purchases, sales, repayments and maturities for 2003, 2002 and 2001 follow ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Debt security purchases.................................................    $ (2,050,231)    $ (1,733,608)    $   (765,529)
Equity security purchases...............................................          (8,619)          (9,374)              --
Other invested asset purchases..........................................          (9,000)          (9,929)            (779)
Policy loan advances, net...............................................            (418)            (439)            (186)
                                                                           ---------------  ---------------  ---------------
INVESTMENT PURCHASES....................................................    $ (2,068,268)    $ (1,753,350)    $   (766,494)
                                                                           ===============  ===============  ===============

Debt securities sales...................................................    $    484,329     $     94,486     $     34,165
Debt securities maturities and repayments...............................         817,792          296,625          106,670
Equity security sales...................................................          36,374           23,084               --
                                                                           ---------------  ---------------  ---------------
INVESTMENT SALES, REPAYMENTS AND MATURITIES.............................    $  1,338,495     $    414,195     $    140,835
                                                                           ===============  ===============  ===============

The maturities of debt securities, by contractual sinking fund payment and maturity, as of December 31, 2003 are summarized in the following table ($ amounts in thousands). Actual maturities may differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, and we may have the right to put or sell the obligations back to the issuers.

Due in one year or less....................................................................................   $    180,809
Due after one year through five years......................................................................      1,203,219
Due after five years through ten years.....................................................................        565,972
Due after ten years........................................................................................      1,083,636
                                                                                                             ---------------
TOTAL......................................................................................................   $  3,033,636
                                                                                                             ===============


4.       SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts.

Separate account assets and liabilities are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered.


5.       INCOME TAXES

We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances through earnings.

In accordance with an income tax sharing agreement with The Phoenix Companies, we compute the provision for federal income taxes as if we were filing a separate federal income tax return, except that benefits arising from income tax credits and net operating losses are allocated to those subsidiaries producing such attributes to the extent they are utilized in The Phoenix Companies' consolidated federal income tax return.

The allocation of income taxes to elements of comprehensive income (loss) and between current and deferred for 2003, 2002 and 2001 follows ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

NET INCOME (LOSS).......................................................           8,369           (8,635)             539
Other comprehensive income..............................................           1,199           11,129              909
                                                                           ---------------  ---------------  ---------------
COMPREHENSIVE INCOME ...................................................    $      9,568     $      2,494     $      1,448
                                                                           ===============  ===============  ===============

Current.................................................................    $     (7,366)    $     (9,073)    $    (22,194)
Deferred................................................................          15,735              438           22,733
                                                                           ---------------  ---------------  ---------------
INCOME TAXES (BENEFIT) APPLICABLE TO NET INCOME.........................           8,369           (8,635)             539
Deferred income taxes applicable to other comprehensive income..........           1,199           11,129              909
                                                                           ---------------  ---------------  ---------------
INCOME TAXES APPLICABLE TO COMPREHENSIVE INCOME.........................    $      9,568     $      2,494     $      1,448
                                                                           ===============  ===============  ===============

INCOME TAXES PAID (RECOVERED)...........................................    $    (51,107)    $      3,149     $     (5,357)
                                                                           ===============  ===============  ===============

For the years 2003, 2002 and 2001, the effective federal income tax rates applicable to income from continuing operations differ from the 35.0% statutory tax rate. Items giving rise to the differences and the effects are as follow ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Income taxes (benefit) at statutory rate................................    $      8,056     $    (7,662)     $     1,326
Tax advantaged investment income........................................             360            (972)            (812)
Other, net..............................................................             (47)             (1)              25
                                                                           ---------------  ---------------  ---------------
APPLICABLE INCOME TAXES (BENEFIT).......................................    $      8,369     $    (8,635)     $       539
                                                                           ===============  ===============  ===============
Effective income tax (benefit) rates....................................            36.4%            39.4%            14.2%
                                                                           ===============  ===============  ===============

Deferred income tax assets (liabilities) attributable to temporary differences at December 31, 2003 and 2002 follow ($ amounts in thousands):

                                                                                                 2003             2002
                                                                                            ---------------  ---------------

Deferred income tax assets:
Future policyholder benefits..............................................................   $     44,815     $     24,858
Unearned premiums / deferred revenues.....................................................          4,675            2,454
Net operating loss carryover benefits.....................................................         29,435           32,568
Other.....................................................................................            831              810
                                                                                            ---------------  ---------------
GROSS DEFERRED INCOME TAX ASSETS..........................................................         79,756           60,690
                                                                                            ---------------  ---------------
Deferred tax liabilities:

Deferred policy acquisition costs.........................................................        114,962           84,040
Investments...............................................................................         20,720           15,643
                                                                                            ---------------  ---------------
GROSS DEFERRED INCOME TAX LIABILITIES.....................................................        135,682           99,683
                                                                                            ---------------  ---------------
DEFERRED INCOME TAX LIABILITY.............................................................   $     55,926     $     38,993
                                                                                            ===============  ===============

Commencing with the tax year ended December 31, 2001, we are included in the life/non-life consolidated federal income tax return filed by The Phoenix Companies. We had filed separate company returns for the tax years ended December 31, 1996 through December 31, 2000 as required under Internal Revenue Code Section 1504(c).

Within the consolidated tax return, The Phoenix Companies is required by Internal Revenue Service regulations to segregate the entities into two groups: life insurance companies and non-life insurance companies. There are limitations as to the amount of any operating losses from one group that can be offset against taxable income of the other group. These limitations affect the amount of any operating loss carryforwards that we have now or in the future.

At December 31, 2003, we had net operating losses of $84 million for federal income tax purposes of which $13.4 million expires in 2015, $15.6 million expires in 2016 and $55.0 million expires in 2017. We believe that the tax benefits of these losses will be fully realized before their expiration. As a result, no valuation allowance has been recorded against the deferred income tax asset resulting from the net operating losses.

We have determined, based on our earnings and projected future taxable income, that it is more likely than not that deferred income tax assets at December 31, 2003 and 2002 will be realized.


6.   RELATED PARTY TRANSACTIONS

Phoenix Life provides services and facilities to us and is reimbursed through a cost allocation process. The expenses allocated to us were $128.0 million, $64.0 million and $47.0 million for the years ended December 31, 2003, 2002 and 2001, respectively. Amounts payable to Phoenix Life were $12.2 million and $7.5 million as of December 31, 2003 and 2002, respectively.

Phoenix Investment Partners Ltd., an indirect wholly-owned subsidiary of The Phoenix Companies through its affiliated registered investment advisors, provides investment services to us for a fee. Investment advisory fees incurred by us were $1.6 million, $2.0 million and $2.3 million for the years ended December 31, 2003, 2002 and 2001, respectively. Amounts payable to the affiliated investment advisors were $1.5 million and $40 thousand, as of December 31, 2003 and 2002, respectively.

Phoenix Equity Planning Corporation, a wholly-owned subsidiary of Phoenix Investment Partners, is the principal underwriter of our annuity contracts. Contracts may be purchased through registered representatives of a Phoenix affiliate, W.S. Griffith & Co., Inc., as well as other outside broker-dealers who are licensed to sell our annuity contracts. We incurred commissions for contracts underwritten by Phoenix Equity Planning of $35.9 million, $30.3 million and $32.4 million for the years ended December 31, 2003, 2002 and 2001, respectively. Amounts payable to Phoenix Equity Planning were $2.0 million and $0.3 million, as of December 31, 2003 and 2002, respectively.

Phoenix Life pays commissions to producers who sell non-registered life and annuity products offered by us. Commissions paid by Phoenix Life on our behalf were $34.3 million, $28.1 million and $9.2 million for the years ended December 31, 2003, 2002 and 2001, respectively. Amounts payable to Phoenix Life were $4.0 million and $2.3 million as of December 31, 2003 and 2002, respectively.

WS Griffith Associates, Inc., an indirect wholly-owned subsidiary of Phoenix Life, sells and services many of our non-participating life insurance products through its insurance agents. Concessions paid to WS Griffith Associates were $0.4 million, $1.0 million and $0.7 million for the years ended December 31, 2003, 2002 and 2001, respectively. Amounts payable to WS Griffith Associates were $36 thousand and $124 thousand, as of December 31, 2003 and 2002, respectively.


7.       EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies has a non-contributory, defined benefit pension plan covering substantially all of its employees and those of its subsidiaries. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Companies' funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 (ERISA). Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by the ERISA and excess benefit plans provide for that portion of pension obligations, which is in excess of amounts permitted by ERISA. The Phoenix Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to its pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans which it sponsors. A substantial portion of Phoenix affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is omitted, as the information is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated. The amount of such allocated benefits is not significant to the financial statements.


8.       OTHER COMPREHENSIVE INCOME

We record unrealized gains and losses on available-for-sale securities and effective portions of the gains or losses on derivative instruments designated as cash flow hedges in accumulated other comprehensive income. Unrealized gains and losses on available-for-sale securities are recorded in other comprehensive income until the related securities are sold, reclassified or deemed to be impaired. The effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings in the same period in which the hedged transaction affects earnings. If it is probable that a hedged forecasted transaction will no longer occur, the effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings immediately.

Components of accumulated other comprehensive income as of December 31, 2003 and 2002 follows ($ amounts in thousands):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                             GROSS              NET             GROSS             NET
                                                         ---------------   ---------------  ---------------  ---------------

Unrealized gains on investments........................   $     58,896      $     23,375     $     71,345     $     20,814
Unrealized gains on derivative instruments.............          2,274             1,479            2,790            1,814
                                                         ---------------   ---------------  ---------------  ---------------
Accumulated other comprehensive income.................         61,170      $     24,854           74,135     $     22,628
                                                         ---------------   ===============  ---------------  ===============
Applicable deferred policy acquisition costs...........         22,933                             39,323
Applicable deferred income taxes.......................         13,383                             12,184
                                                         ---------------                    ---------------
Offsets to other comprehensive income..................         36,316                             51,507
                                                         ---------------                    ---------------
ACCUMULATED OTHER COMPREHENSIVE INCOME.................   $     24,854                       $     22,628
                                                         ===============                    ===============

9.       FAIR VALUE OF FINANCIAL INSTRUMENTS AND DERIVATIVE INSTRUMENTS

FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amounts and estimated fair values of financial instruments as of December 31, 2003 and 2002 follow ($ amounts in thousands):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                            CARRYING            FAIR           CARRYING           FAIR
                                                             VALUE             VALUE            VALUE            VALUE
                                                         ---------------   ---------------  ---------------  ---------------

Cash and cash equivalents..............................   $     80,972      $     80,972     $    473,246     $    473,246
Debt securities........................................      3,087,957         3,087,957        2,388,189        2,388,189
Equity securities......................................          8,687             8,687           33,121           33,121
Policy loans...........................................          1,753             1,753            1,335            1,335
                                                         ---------------   ---------------  ---------------  ---------------
FINANCIAL ASSETS.......................................   $  3,179,369      $  3,179,369     $  2,895,891     $  2,895,891
                                                         ===============   ===============  ===============  ===============

Investment contracts...................................   $  2,760,567      $  2,797,772     $  2,557,428     $  2,627,078
                                                         ---------------   ---------------  ---------------  ---------------
FINANCIAL LIABILITIES..................................   $  2,760,567      $  2,797,772     $  2,557,428     $  2,627,078
                                                         ===============   ===============  ===============  ===============

DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

All derivative instruments are recognized on the balance sheet at fair value. Generally, each derivative is designated according to the associated exposure as either a fair value or cash flow hedge at its inception as we do not enter into derivative contracts for trading or speculative purposes.

Cash flow hedges are generally accounted for under the shortcut method with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded in accumulated other comprehensive income. The effective portion of changes in fair values of derivatives hedging the variability of cash flows related to forecasted transactions are reported in accumulated other comprehensive income and reclassified into earnings in the periods during which earnings are affected by the variability of the cash flows of the hedged item.

We recognized an after-tax gain of $0.0 million and $2.1 million for the years ended December 31, 2003 and 2002 and an after-tax loss of $0.3 million for the year ended December 31, 2001 (reported as other comprehensive income in Statements of Income, Comprehensive Income and Changes in Stockholder's Equity), which represented the change in fair value of interest rate forward swaps which have been designated as cash flow hedges of the forecasted purchase of assets. For changes in the fair value of derivatives that are designated as cash flow hedges of a forecasted transaction, we recognize the change in fair value of the derivative in other comprehensive income. Amounts related to cash flow hedges that are accumulated in other comprehensive income are reclassified into earnings in the same period or periods during which the hedged forecasted transaction (the acquired asset) affects earnings. At December 31, 2003, we expect to reclassify into earnings over the next twelve months $0.3 million of the deferred after tax gains on these derivative instruments. For the years 2003, 2002 and 2001, we reclassified after-tax gains of $0.3 million, $0.3 million and $0.3 million, respectively, into earnings related to these same derivatives.

We held no positions in derivative instruments at December 31, 2003 and 2002.

10.      STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

We are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. There were no material practices not prescribed by the State of Connecticut Insurance Department as of December 31, 2003, 2002 and 2001. Statutory surplus differs from equity reported in accordance with GAAP for life insurance companies primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, life insurance reserves are based on different assumptions and income taxes are recorded in accordance with the Statement of Statutory Accounting Principles No. 10, "Income Taxes," which limits deferred tax assets based on admissibility tests.

The following reconciles our statutory net income as reported to regulatory authorities to GAAP net income as reported in these financial statements as of December 31, 2003, 2002 and 2001 ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Statutory net income................................................        $    (37,387)    $   (146,135)    $    (45,648)
DAC, net............................................................             100,542          110,587           81,588
Future policy benefits..............................................             (57,367)           1,488          (20,013)
Deferred income taxes...............................................             (15,734)            (438)         (22,136)
Net investment income...............................................              19,622           15,531            7,085
Realized gains......................................................                 912            6,177            2,149
Other, net..........................................................               4,061             (466)             225
                                                                           ---------------  ---------------  ---------------
NET INCOME (LOSS), AS REPORTED......................................        $     14,649     $    (13,256)    $      3,250
                                                                           ===============  ===============  ===============

The following reconciles our statutory surplus and asset valuation reserve (AVR) as reported to regulatory authorities to GAAP equity as reported in these financial statements as of December 31, 2003, 2002 and 2001 ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Statutory surplus and AVR...........................................        $    241,999     $    215,506     $    102,016
DAC, net............................................................             395,543          295,000          166,836
Future policy benefits..............................................            (100,626)         (42,616)         (42,885)
Investment valuation allowances.....................................              26,817           20,715            1,597
Deferred income taxes...............................................             (55,926)         (38,993)         (28,756)
Deposit funds.......................................................              22,307           23,167            5,073
Other, net..........................................................              (2,330)          (1,870)             245
                                                                           ---------------  ---------------  ---------------
STOCKHOLDER'S EQUITY, AS REPORTED...................................        $    527,784     $    470,909     $    204,126
                                                                           ===============  ===============  ===============

The Connecticut Insurance Holding Company Act limits the maximum amount of annual dividends and other distributions in any twelve month period to stockholders of Connecticut domiciled insurance companies without prior approval of the Insurance Commissioner to "the greater of (1) ten percent of such insurance company's surplus as of the thirty-first day of December last preceding, or (2) the net gain from operations of such insurance company, if such company is a life insurance company, or the net income, if such company is not a life insurance company, for the twelve-month period ending the thirty-first day of December last preceding, but shall not include pro rata distributions of any class of the insurance company's own securities." Under current law, the maximum dividend distribution that may be made by us during 2004 without prior approval is subject to restrictions relating to statutory surplus.

In 1998, the National Association of Insurance Commissioners (NAIC) adopted the Codification of Statutory Accounting Principles guidance, which replaces the current Accounting and Practices and Procedures manual as the NAIC's primary guidance on statutory accounting as of January 1, 2001. The Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas (e.g., deferred income taxes are recorded).

The State of Connecticut Insurance Department adopted the Codification guidance, effective January 1, 2001. The effect of adoption increased our statutory surplus by $587.8 thousand, primarily as a result of recording deferred income taxes.

                                     PART C

                                     PART C

                                OTHER INFORMATION

ITEM 27.  EXHIBITS.

(a)   BOARD OF DIRECTORS RESOLUTION.

      Resolution of the Board of Directors of PHL Variable Insurance Company (the "Depositor") establishing the PHLVIC Variable Universal Life Account is incorporated by reference to Registrant's Initial Form S-6 (File No. 333-65823) on October 16, 1998.

(b)   CUSTODIAN AGREEMENTS.

      Not applicable.

(c)   UNDERWRITING CONTRACTS.

      (1) Master Service and Distribution Compliance Agreement between Depositor and Phoenix Equity Planning Corporation, dated November 1, 2000 is filed herewith.

      (2) Form of Broker Dealer Supervisory and Service Agreement among Phoenix Equity Planning Corporation and Independent Brokers with respect to the sale of Policies is incorporated by reference to EDGAR filing on Form S-6 (File No. 333-12989) on November 4, 1997.

(d)   CONTRACTS.

      (1) Flexible Premium Variable Universal Life Insurance Policy Form Number V613 of Depositor, is incorporated by reference to Registrant's June 19, 2002 EDGAR filing on Form S-6 (File No. 333-76778).
      (2) Term Rider Form Number VR54 of Depositor, is incorporated by reference to Registrant's February 29, 2003 EDGAR filing on Form N-6 (File No. 333-76778).
      (3) Life Plan Options Rider, Form Number UR73 of Depositor, is incorporated by reference to Registrant's February 26, 2003 EDGAR filing on Form N-6 (File No. 333-76778).
      (4) Non-Transferable General Account Election Rider, Form Number VR47 of Depositor, is incorporated by reference to Registrant's February 26, 2003 EDGAR filing on Form N-6 (File No. 333-76778).
      (5) Conditional Exchange Option Rider, Form Number VR48 of Depositor, is incorporated by reference to Registrant's February 26, 2003 EDGAR filing on Form N-6 (File No. 333-76778).
      (6) Policy Split Option Rider, Form Number VR49 of Depositor, is incorporated by reference to Registrant's February 26, 2003 EDGAR filing on Form N-6 (File No. 333-76778).
      (7) Survivorship Four Year Term Insurance Rider, Form Number VR50 of Depositor, is incorporated by reference to Registrant's February 26, 2003 EDGAR filing on Form N-6 (File No. 333-76778).
      (8) Survivor Premium Protector Rider, Form Number VR51 of Depositor, is incorporated by reference to Registrant's February 26, 2003 EDGAR filing on Form N-6 (File No. 333-76778).
      (9) Disability Benefit To Age 65 Rider, Form Number VR52 of Depositor, is incorporated by reference to Registrant's February 26, 2003 EDGAR filing on Form N-6 (File No. 333-76778).
      (10) Guaranteed Death Benefit Rider, Form Number VR53 of Depositor, is incorporated by reference to Registrant's February 26, 2003 EDGAR filing on Form N-6 (File No. 333-76778).
      (11) Accidental Death Benefit Rider Form No. VR63 is incorporated by reference to Registrant's February 28, 2003 EDGAR filing on Form N-6 (File No. 333-81458).
      (12) Child Term Rider Form Number VR56 is incorporated by reference to Registrant's February 28, 2003 EDGAR filing on Form N-6 (File No. 333-81458).
      (13) Family Term Rider Form Number VR57 is incorporated by reference to Registrant's February 28, 2003 EDGAR filing on Form N-6 (File No. 333-81458).


(e)   APPLICATIONS.

      Form of application for The Phoenix Edge -VUL(R) Form V612 of the Depositor is incorporated by reference to Registrant's June 19, 2002 EDGAR filing on Form N-6 (File No. 333-81458).

(f)   DEPOSITOR'S CERTIFICATE OF INCORPORATION AND BY LAWS.

      (1) Amended and Restated Certificate of Incorporation of PHL Variable Insurance Company as filed with the Connecticut Secretary of State May 31, 1994 is incorporated by reference to Registrant's filing on Form S-6 (File No. 333-81458) on January 28, 2002.

      (2) By Laws of PHL Variable Insurance Company as amended and restated effective May 16, 2002 and filed herewith.

(g)   REINSURANCE CONTRACTS.

      Not applicable.

(h)   PARTICIPATION AGREEMENTS.

      (1) (a) Participation Agreement dated February 23, 1995 between PHL Variable Insurance Company ("PHLVIC") and Wanger Advisors Trust ("Wanger") is incorporated by reference to EDGAR filing on Form S-6 (File No. 333-65823) on October 16, 1998.

      (1) (b) Amendment No. 1 to the Participation Agreement dated December 16, 1996 between PHLVIC and Wanger is incorporated by reference to EDGAR filing on Form S-6 (File No. 333-65823) on October 16, 1998.

      (2) (a) Participation Agreement as of May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Phoenix Home Life Mutual Insurance Company, and PHL Variable Insurance Company, filed herewith.

      (2) (b) Amendment to Participation Agreement as of May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Phoenix Home Life Mutual Insurance Company and PHL Variable Insurance Company, filed herewith.

      (3) Fund Participation Agreement dated July 15, 1999, among PHL Variable Insurance Company, Insurance Series, and Federated Securities Corp. is incorporated by reference to Registrant's EDGAR filing on Form S-6 (File No. 333-65823) on April 30, 2002.

      (4) (a) Participation Agreement dated July 19, 1999 among BT Insurance Funds Trust, Bankers Trust Company, and PHLVIC is incorporated by reference to Registrant's EDGAR filing on Form S-6 (File No. 333-65823) on April 30, 2002.

      (4) (b) Amendment No. 1 to the Participation Agreement dated April 20, 2001 among Deutsche Asset Management VIT Funds (formerly, BT Insurance Funds Trust), Bankers Trust Company and PHLVIC is incorporated by reference to the Registrant's EDGAR filing on Form S-6 (File No. 333-65823) on April 30, 2002.

      (4) (c) Amendment No. 2 to the Participation Agreement dated October 29, 2001 among Deutsche Asset Management VIT Funds, Deutsche Asset Management, Inc. and PHLVIC is incorporated by reference to Registrant's EDGAR filing on Form S-6 (File No. 333-65823) on April 30, 2002.

      (5) Participation Agreement dated December 17, 1999 among PHL Variable Insurance Company, Morgan Stanley Dean Witter Universal Funds, Inc., Morgan Stanley Dean Witter Investment Management, Inc. and Miller Anderson & Sherrerd, LLP is incorporated by reference to Registrant's EDGAR filing on Form S-6 (File No. 333-65823) on April 30, 2002.

      (6) Participation Agreement dated June 1, 2000 among PHL Variable Insurance Company, The Alger American Fund and Fred Alger & Company, Incorporated is incorporated by reference to Registrant's EDGAR filing on Form S-6 (File No. 333-65823) on April 30, 2002.

      (7) Participation Agreement dated June 1, 2000 among PHL Variable Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation is incorporated by reference to Registrant's EDGAR filing on Form S-6 (File No. 333-65823) on April 30, 2002.

      (8) Participation Agreement dated March 29, 2001 among PHL Variable Insurance Company, AIM Variable Insurance Funds, Phoenix Equity Planning Corporation and AIM Distributors, Inc. is incorporated by reference to Registrant's EDGAR filing on Form S-6 (File No. 333-65823) on April 30, 2002.

      (9) Participation Agreement dated May 30, 2003 among PHL Variable Insurance Company, Rydex Variable Trust and Rydex Distributors, Inc., filed herewith.

(i)   ADMINISTRATIVE CONTRACTS.

      (1) Administrative Service Agreement among The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company dated January 1, 2003 filed herewith.

      (2) First Amendment to Service Agreement dated November 11, 2003 among The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Life Insurance Company and Phoenix Life and Annuity Company, filed herewith.

(j)   OTHER MATERIAL CONTRACTS.

      Not applicable.

(k)   LEGAL OPINION.

      Opinion and Consent of Counsel of Matthew A. Swendiman, Esq., with respect to the legality of the shares being issued, filed herewith.


(l)   ACTUARIAL OPINION.

      Not applicable.

(m)   CALCULATION.

      Not applicable.

(n)   OTHER OPINIONS.

      (1)  Consent of Independent Auditors, filed herewith.

      (2) Consent of Brian A. Giantonio, Vice President, Tax and ERISA Counsel, filed herewith.

(o)   OMITTED FINANCIAL STATEMENTS.

      Not applicable.

(p)   INITIAL CAPITAL AGREEMENTS.

      Not applicable.

(q)   REDEEMABILITY EXEMPTION.

      Not applicable.

ITEM 28.  DIRECTORS AND OFFICERS OF THE DEPOSITOR.

NAME                                    POSITION
----                                    --------

Michael J. Gilotti***                   Director and Executive Vice President
Michael E. Haylon**                     Director, Executive Vice President and Chief Financial Officer
Robert E. Primmer***                    Director and Senior Vice President
John H. Beers*                          Vice President and Secretary
Katherine P. Cody*                      Second Vice President and Treasurer
Nancy J. Engberg*                       Vice President and Chief Compliance Officer
Robert J. Lautensack, Jr.*              President
Louis J. Lombardi*                      Senior Vice President
Robert J. Lombardi*                     Vice President and Appointed Actuary
Gina L. O'Connell*                      Senior Vice President
Tracy L. Rich*                          Executive Vice President and Assistant Secretary
James D. Wehr**                         Senior Vice President and Chief Investment Officer
Christopher M. Wilkos**                 Senior Vice President and Corporate Portfolio Manager

* The business address of this individual is One American Row, Hartford, CT ** The business address of this individual is 56 Prospect Street, Hartford, CT *** The business address of this individual is 38 Prospect Street, Hartford, CT

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

                                                   -------------------------------
                                                   The Phoenix Companies, Inc. (7)
                                                        DE 100% Holding Company
                                                   -------------------------------
                                                                |
          ------------------------------------------------------------------------------------------------------
          |                                                                                                    |
---------------------                                                                                 ------------------
Phoenix Life                                                                                          Phoenix
Insurance                                                                                             Investment
Company (1,2,3,7,8 +)                                                                                 Management
NY 100%                                                                                               Company, Inc. (8)
                                                                                                      CT 100%
                                                                                                      Holding Company
---------------------                                                                                 -------------------
          |                                                                                                   |
--------------------------------------------------------                                                      |
          |                                            |                                                      |
          |                       ------------------------------------------------                            |
          |                       |                    |                         |                            |
 ----------------------   --------------------   ----------------------   -------------------         -------------------
 PM Holdings,              Phoenix Life           Phoenix Life             Separate                   Phoenix
 Inc. (8)                  Variable               Variable                 Accounts B, C,             Investment
 CT 100%                   Accumulation           Universal Life           and D (3) (++)             Partners, Ltd. (8)
 Holding                   Account (1) (++)       Account (2) (++)         NY                         DE 100% Asset
 Company                   NY                     NY                                                  Management Company
 ----------------------   --------------------   ----------------------   -------------------         -------------------
          |                       |                        |                      |                           |
          |                       -------------------------------------------------                           |
          |                                                                       |                           |
          |------------------------------------------------                       |                           |
          |                       |                       |                       |                           |
 -----------------------   --------------------   ---------------------    -----------------                  |
 Phoenix                   PHL Variable           Phoenix Life and         The Phoenix                        |
 Variable                  Insurance              Annuity                  Edge Series                        |
 Advisors, Inc. (8)        Company (4,5,7,8 +)    Company (6,7,8 +)        Fund                               |
 DE Registered             CT 100%                CT 100%                  MA                                 |
 Investment Advisor                                                        Mutual Fund                        |
 -----------------------   --------------------   ---------------------    -----------------                  |
                                   |                      |                      |                            |
           ------------------------|                      |                      |                  |------------------|
           |                       |                      |                      |                  |                  |
 -----------------------   --------------------   ---------------------          |          ------------------- -------------------
 PHL Variable              PHLVIC                 Phoenix Life                   |          Phoenix Equity      Duff & Phelps
 Accumulation              Variable               and Annuity                    |          Planning            Investment
 Account (4) (++)          Universal Life         Variable                       |          Corporation (7,8)   Management
 CT                        Account (5) (++)       Universal Life                 |          CT 100%             Co.(8)
                           CT                     Account (6) (++)               |          Broker/Dealer       IL Registered
                                                  CT                             |                              Investment Adviser
 -----------------------   --------------------   ---------------------          |          ------------------- --------------------
           |                       |                      |                      |                  |
           |                       |                      |----------------------|          ------------------
           |                       |                                             |          Phoenix
           -----------------------------------------------------------------------          Investment
                                                                                            Counsel, Inc. (8)
                                                                                            MA Registered
                                                                                            Investment Adviser
                                                                                            ------------------




---------------------------
1 - Depositor & Registrant
2 - Depositor & Registrant
3 - Depositor & Registrant
4 - Depositor & Registrant
5 - Depositor & Registrant
6 - Depositor & Registrant
7 - Files separate financial statements
8 - Files as part of consolidated statement
+ - Depositor
++ - Registrant

ITEM 30. INDEMNIFICATION.

Section 33-779 of the Connecticut General Statutes states that: "a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by sections 33-770 to 33-778, inclusive".

Article VI. Indemnification. Section 6.01 of the by laws of the company provides that: " Each director, officer or employee of the company, and his heirs, executors or administrators, shall be indemnified or reimbursed by the company for all expenses necessarily incurred by him in connection with the defense or reasonable settlement of any action, suit or proceeding in which he is made a party by reason of his being or having been a director, officer or employee of the company, or of any other company which he was serving as a director or officer at the request of the company, except in relation to matters as to which such director, officer or employee is finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such director, officer or employee. The foregoing right of indemnification or reimbursement shall not be exclusive of any other rights to which he may be entitled under any statute, by law, agreement, vote of shareholders or otherwise."

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31.  PRINCIPAL UNDERWRITER.

1. (a) PEPCO serves as the principal underwriter for the following entities:

       Phoenix-Aberdeen Worldwide Opportunities Fund, Phoenix Institutional Mutual Funds, Phoenix-Engemann Funds, Phoenix-Goodwin California Tax Exempt Bond Fund, Phoenix Investment Trust 97, Phoenix-Kayne Funds, Phoenix Multi-Portfolio Fund, Phoenix Multi-Series Trust, Phoenix-Oakhurst Income & Growth Fund, Phoenix-Oakhurst Strategic Allocation Fund, Phoenix Partner Select Funds, Phoenix Portfolios, Phoenix-Seneca Funds, Phoenix Series Fund, Phoenix Strategic Equity Series Fund, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, Phoenix Life and Annuity Variable Universal Life Account, PHL Variable Accumulation Account, PHLVIC Variable Universal Life Account and PHL Variable Separate Account MVA1.

   (b) Directors and Executive Officers of PEPCO

       NAME                                   POSITION
       ----                                   --------
       Daniel T. Geraci*                      Director
       Michael J. Gilotti***                  Director
       Michael E. Haylon*                     Director
       John H. Beers*                         Vice President and Secretary
       Glenn H. Pease**                       Vice President, Finance and Treasurer
       John F. Sharry**                       President, Private Client Group
       Richard J. Wirth*                      Vice President, Compliance and Assistant Secretary

       * The business address of this individual is One American Row, Hartford, CT 06102
       ** The business address of this individual is 56 Prospect Street, Hartford, CT 06115
       *** The business address of this individual is 38 Prospect Street, Hartford, CT 06115

   (c) Compensation received by PEPCO during Registrant's last fiscal year:

                     (1)                            (2)                    (3)                 (4)             (5)
       NAME OF                     NET UNDERWRITING              COMPENSATION          BROKERAGE
       PRINCIPAL UNDERWRITER       DISCOUNTS AND COMMISSIONS     ON REDEMPTION         COMMISSIONS      COMPENSATION
       ---------------------       -------------------------     -------------         -----------      ------------
       PEPCO                                 $0                        0                    0                 0


ITEM 32.  LOCATION OF ACCOUNTS AND RECORDS.

The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the administrative offices of PHL Variable Insurance Company located at One American Row, Hartford, CT 06115.

ITEM 33.  MANAGEMENT SERVICES.

Not applicable.

ITEM 34.  FEE REPRESENTATION.

Pursuant to Section 26(f) of the Investment Company Act of 1940, as amended, PHL Variable Insurance Company represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by PHL Variable Insurance Company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant, PHLVIC Variable Universal Life Account has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Hartford, State of Connecticut on the 30 day of April, 2004.

                                   PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT

                                                 (Registrant)

                                 By:   PHL VARIABLE INSURANCE COMPANY
                                       ------------------------------

                                                 (Depositor)

                                  By:  /s/ Robert G. Lautensack, Jr., President
                                       ----------------------------------------

                                       Robert G. Lautensack, Jr., President


      ATTEST:  /s/ Joseph P. DeCresce
               ---------------------------------------
               Joseph P. DeCresce, Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 30 day of April, 2004.

SIGNATURE                                   TITLE
---------                                   -----

                                            Director, Executive Vice President
----------------------------------------
*Michael J. Gilotti

                                             Director, Executive Vice President, and Chief Financial Officer
----------------------------------------
*Michael E. Haylon

                                            Director, Senior Vice President
----------------------------------------
*Robert E. Primmer

                                            President
----------------------------------------
Robert G. Lautensack, Jr.


    By:  /s/ Richard J. Wirth
       ------------------------------------------------
    *Richard J. Wirth as Attorney-in-Fact pursuant to a Power of Attorney, on file with Depositor.





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